GOLDMAN SACHS MARKETBETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
May 31, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – 97.3%
Australia – 0.0%
3,310 Yancoal Australia Ltd.
(Energy)
(a)
$ 14,089
Brazil – 3.7%
62,891 Ambev SA (Consumer Staples) 138,326
8,387 Atacadao SA (Consumer
Staples) 15,830
78,976 B3 SA – Brasil Bolsa Balcao
(Financials) 160,781
21,868 Banco Bradesco SA (Financials) 47,640
21,299 Banco BTG Pactual SA
(Financials) 128,016
24,530 Banco do Brasil SA (Financials) 126,574
5,596 Banco Santander Brasil SA
(Financials) 29,546
9,582 BB Seguridade Participacoes
SA (Financials) 58,886
8,086 Caixa Seguridade Participacoes
SA (Financials) 22,877
14,961 CCR SA (Industrials) 34,272
16,553 Centrais Eletricas Brasileiras
SA (Utilities) 109,569
4,851 Cia de Saneamento Basico do
Estado de Sao Paulo (Utilities) 68,171
5,689 Cia Energetica de Minas Gerais
(Utilities) 13,075
11,034 Cia Paranaense de Energia
(Utilities) 17,089
9,407 Cia Siderurgica Nacional SA
(Materials) 23,411
17,504 Cosan SA (Energy)* 45,360
2,945 CPFL Energia SA (Utilities) 19,107
6,619 CSN Mineracao SA (Materials) 6,221
4,051 Energisa SA (Utilities) 35,231
9,002 Eneva SA (Utilities)* 21,290
2,743 Engie Brasil Energia SA
(Utilities) 22,619
13,961 Equatorial Energia SA
(Utilities) 77,643
66,899 Hapvida Participacoes e
Investimentos SA (Health
Care)*
(a)
50,787
5,947 Hypera SA (Health Care) 30,720
6,424 Itau Unibanco Holding SA
(Financials) 32,940
13,103 Klabin SA (Materials) 50,658
12,222 Localiza Rent a Car SA
(Industrials) 99,365
14,294 Lojas Renner SA (Consumer
Discretionary) 35,682
4,270 Multiplan Empreendimentos
Imobiliarios SA (Real Estate) 18,442
12,724 Natura & Co. Holding SA
(Consumer Staples) 35,951
3,057 Neoenergia SA (Utilities) 10,993
32,770 NU Holdings Ltd., Class A
(Financials)* 389,308
2,841 Pagseguro Digital Ltd., Class A
(Financials)* 34,802
52,818 Petroleo Brasileiro SA (Energy) 409,009
Shares Description Value
a
Common Stocks – (continued)
Brazil – (continued)
2,952 Porto Seguro SA (Financials) $ 17,046
10,265 PRIO SA (Energy) 81,267
17,948 Raia Drogasil SA (Consumer
Staples) 85,611
14,544 Rede D’Or Sao Luiz SA (Health
Care)
(a)
75,987
17,383 Rumo SA (Industrials) 65,188
19,938 Sendas Distribuidora SA
(Consumer Staples)* 46,205
3,607 StoneCo Ltd., Class A
(Financials)* 49,921
9,886 Suzano SA (Materials) 91,602
6,100 Telefonica Brasil SA
(Communication Services) 50,254
11,796 TIM SA (Communication
Services) 35,595
7,829 TOTVS SA (Information
Technology) 42,781
10,322 Ultrapar Participacoes SA
(Energy) 45,504
55,986 Vale SA (Materials) 673,215
15,907 Vibra Energia SA (Consumer
Discretionary) 65,192
21,165 WEG SA (Industrials) 151,212
5,534 XP, Inc., Class A (Financials) 105,091
4,101,862
Chile – 0.5%
645,675 Banco de Chile (Financials) 76,603
1,319 Banco de Credito e Inversiones
SA (Financials) 37,399
912,575 Banco Santander Chile
(Financials) 43,159
19,641 Cencosud SA (Consumer
Staples) 36,854
226,468 Cia Sud Americana de Vapores
SA (Industrials) 14,659
17,654 Empresas CMPC SA
(Materials) 36,915
6,202 Empresas Copec SA (Energy) 51,436
288,881 Enel Americas SA (Utilities) 28,550
387,868 Enel Chile SA (Utilities) 22,211
17,698 Falabella SA (Consumer
Discretionary)* 53,571
6,274,098 Latam Airlines Group SA
(Industrials) 84,339
4,057 Quinenco SA (Industrials) 14,572
500,268
China – 25.2%
6,365 360 Security Technology,
Inc., Class A (Information
Technology)* 7,208
1,268 37 Interactive Entertainment
Network Technology Group Co.
Ltd., Class A (Communication
Services) 2,533
9,992 AAC Technologies Holdings,
Inc. (Information Technology) 30,716

GOLDMAN SACHS MARKETBETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
700 Accelink Technologies Co.
Ltd., Class A (Information
Technology) $ 3,178
578 Advanced Micro-Fabrication
Equipment Inc China, Class A
(Information Technology) 10,319
724 AECC Aero-Engine Control Co.
Ltd., Class A (Industrials) 2,042
2,062 AECC Aviation Power Co. Ltd.,
Class A (Industrials) 10,585
73,344 Agricultural Bank of China
Ltd., Class A (Financials) 44,301
403,620 Agricultural Bank of China
Ltd., Class H (Financials) 168,705
8,502 Aier Eye Hospital Group Co.
Ltd., Class A (Health Care) 14,178
450 AIMA Technology Group
Co. Ltd., Class A (Consumer
Discretionary) 2,144
6,084 Air China Ltd., Class A
(Industrials)* 6,253
26,611 Air China Ltd., Class H
(Industrials)*
(b)
14,150
2,426 Airtac International Group
(Industrials) 76,388
1,300 Aisino Corp., Class A
(Information Technology) 1,436
5,776 Akeso, Inc. (Health Care)*
(a)
32,485
226,707 Alibaba Group Holding Ltd.
(Consumer Discretionary) 2,170,471
12,764 Aluminum Corp. of China Ltd.,
Class A (Materials) 14,383
55,647 Aluminum Corp. of China Ltd.,
Class H (Materials) 41,540
578 Amlogic Shanghai Co.
Ltd., Class A (Information
Technology) 4,628
5,654 Angang Steel Co. Ltd., Class A
(Materials) 1,781
21,822 Angang Steel Co. Ltd., Class H
(Materials) 3,905
731 Angel Yeast Co. Ltd., Class A
(Consumer Staples) 3,076
3,673 Anhui Conch Cement Co. Ltd.,
Class A (Materials) 12,134
17,450 Anhui Conch Cement Co. Ltd.,
Class H (Materials) 43,138
5,716 Anhui Expressway Co. Ltd.,
Class H (Industrials) 7,204
895 Anhui Gujing Distillery Co.
Ltd., Class A (Consumer
Staples) 30,872
1,800 Anhui Jianghuai Automobile
Group Corp. Ltd., Class A
(Consumer Discretionary)* 3,990
305 Anhui Kouzi Distillery Co. Ltd.,
Class A (Consumer Staples) 1,763
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
562 Anhui Yingjia Distillery Co.
Ltd., Class A (Consumer
Staples) $ 5,380
181 Anjoy Foods Group Co. Ltd.,
Class A (Consumer Staples) 2,270
390 Anker Innovations Technology
Co. Ltd., Class A (Information
Technology) 3,763
18,268 ANTA Sports Products Ltd.
(Consumer Discretionary) 194,394
843 Apeloa Pharmaceutical Co.
Ltd., Class A (Health Care) 1,686
700 Asia - Potash International
Investment Guangzhou Co. Ltd.,
Class A (Materials)* 1,840
174 Asymchem Laboratories Tianjin
Co. Ltd., Class A (Health Care) 1,836
353 Asymchem Laboratories Tianjin
Co. Ltd., Class H (Health
Care)
(a)
2,432
300 Autobio Diagnostics Co. Ltd.,
Class A (Health Care) 2,117
1,065 Autohome, Inc. ADR
(Communication Services) 30,246
1,439 Avary Holding Shenzhen Co.
Ltd., Class A (Information
Technology) 5,920
8,230 AVIC Industry-Finance
Holdings Co. Ltd., Class A
(Financials) 3,261
35,300 AviChina Industry &
Technology Co. Ltd., Class H
(Industrials) 15,973
300 AVICOPTER PLC, Class A
(Industrials) 1,719
4,400 BAIC BluePark New Energy
Technology Co. Ltd., Class A
(Consumer Discretionary)* 4,474
4,038 Baidu, Inc. ADR
(Communication Services)* 392,494
20,523 Bank of Beijing Co. Ltd., Class
A (Financials) 16,434
3,400 Bank of Changsha Co. Ltd.,
Class A (Financials) 4,018
3,395 Bank of Chengdu Co. Ltd.,
Class A (Financials) 7,380
38,211 Bank of China Ltd., Class A
(Financials) 23,343
1,193,108 Bank of China Ltd., Class H
(Financials) 564,272
36,203 Bank of Communications Co.
Ltd., Class A (Financials) 35,117
107,276 Bank of Communications Co.
Ltd., Class H (Financials) 80,765
2,900 Bank of Guiyang Co. Ltd.,
Class A (Financials) 2,338
5,510 Bank of Hangzhou Co. Ltd.,
Class A (Financials) 10,303

GOLDMAN SACHS MARKETBETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
13,562 Bank of Jiangsu Co. Ltd., Class
A (Financials) $ 15,432
9,184 Bank of Nanjing Co. Ltd., Class
A (Financials) 13,104
5,952 Bank of Ningbo Co. Ltd., Class
A (Financials) 20,285
13,454 Bank of Shanghai Co. Ltd.,
Class A (Financials) 14,457
2,900 Bank of Suzhou Co. Ltd., Class
A (Financials)* 3,192
6,736 Bank of Zhengzhou Co. Ltd.,
Class A (Financials)* 1,770
18,647 Baoshan Iron & Steel Co. Ltd.,
Class A (Materials) 17,703
7,827 BBMG Corp., Class A
(Materials) 1,842
723 BeiGene Ltd. ADR (Health
Care)* 107,619
6,100 Beijing Capital Eco-
Environment Protection Group
Co. Ltd., Class A (Utilities) 2,459
300 Beijing Compass Technology
Development Co. Ltd., Class A
(Financials)* 1,759
3,954 Beijing Dabeinong Technology
Group Co. Ltd., Class A
(Consumer Staples) 2,535
181 Beijing Easpring Material
Technology Co. Ltd., Class A
(Industrials) 988
700 Beijing E-Hualu Information
Technology Co. Ltd., Class A
(Information Technology)* 1,793
2,349 Beijing Enlight Media Co.
Ltd., Class A (Communication
Services) 2,938
7,380 Beijing Enterprises Holdings
Ltd. (Utilities) 25,942
60,179 Beijing Enterprises Water
Group Ltd. (Utilities) 19,154
378 Beijing Kingsoft Office
Software, Inc., Class A
(Information Technology) 13,460
1,011 Beijing New Building Materials
PLC, Class A (Industrials) 4,496
2,200 Beijing Oriental Yuhong
Waterproof Technology Co.
Ltd., Class A (Materials) 4,465
2,730 Beijing Originwater Technology
Co. Ltd., Class A (Industrials) 1,758
200 Beijing Roborock Technology
Co. Ltd., Class A (Consumer
Discretionary) 11,471
1,443 Beijing Shiji Information
Technology Co. Ltd., Class A
(Information Technology)* 1,310
2,068 Beijing Shougang Co. Ltd.,
Class A (Materials)* 888
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
1,300 Beijing Tiantan Biological
Products Corp. Ltd., Class A
(Health Care) $ 5,069
1,124 Beijing Tongrentang Co. Ltd.,
Class A (Health Care) 6,893
571 Beijing United Information
Technology Co. Ltd., Class A
(Industrials) 1,746
590 Beijing Wantai Biological
Pharmacy Enterprise Co. Ltd.,
Class A (Health Care) 5,530
2,200 Beijing Yanjing Brewery Co.
Ltd., Class A (Consumer
Staples) 2,833
36,200 Beijing-Shanghai High Speed
Railway Co. Ltd., Class A
(Industrials) 25,203
6,900 Beiqi Foton Motor Co.
Ltd., Class A (Consumer
Discretionary)* 2,335
253 Bethel Automotive Safety
Systems Co. Ltd., Class A
(Consumer Discretionary) 1,249
181 Betta Pharmaceuticals Co. Ltd.,
Class A (Health Care) 942
434 BGI Genomics Co. Ltd., Class
A (Health Care) 2,344
3,472 Bilibili, Inc., Class Z
(Communication Services)*
(b)
49,351
578 Bloomage Biotechnology Corp.
Ltd., Class A (Health Care) 4,663
2,200 Bluefocus Intelligent
Communications Group Co.
Ltd., Class A (Communication
Services)* 1,825
3,253 BOC Aviation Ltd.
(Industrials)
(a)
24,117
51,199 BOC Hong Kong Holdings Ltd.
(Financials) 160,337
2,068 BOC International China Co.
Ltd., Class A (Financials) 2,786
35,037 BOE Technology Group Co.
Ltd., Class A (Information
Technology) 19,669
41,750 Brilliance China Automotive
Holdings Ltd. (Consumer
Discretionary) 32,820
1,000 BTG Hotels Group Co.
Ltd., Class A (Consumer
Discretionary)* 1,979
1,595 BYD Co. Ltd., Class A
(Consumer Discretionary) 50,260
14,238 BYD Co. Ltd., Class H
(Consumer Discretionary) 399,658
849 By-health Co. Ltd., Class A
(Consumer Staples) 1,766
10,514 C&D International Investment
Group Ltd. (Real Estate) 21,180

GOLDMAN SACHS MARKETBETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
2,200 Caida Securities Co. Ltd., Class
A (Financials) $ 2,031
3,957 Caitong Securities Co. Ltd.,
Class A (Financials) 3,931
357 Cambricon Technologies Corp.
Ltd., Class A (Information
Technology)* 8,586
710 Canmax Technologies Co. Ltd.,
Class A (Materials) 1,887
712 Cathay Biotech, Inc., Class A
(Materials) 4,765
3,400 CECEP Solar Energy Co. Ltd.,
Class A (Utilities) 2,437
5,097 CECEP Wind-Power Corp.,
Class A (Utilities) 2,258
562 CETC Cyberspace Security
Technology Co. Ltd., Class A
(Information Technology) 1,234
13,586 CGN Power Co. Ltd., Class A
(Utilities) 7,832
153,626 CGN Power Co. Ltd., Class H
(Utilities)*
(a)
58,714
381 Changchun High-Tech Industry
Group Co. Ltd., Class A (Health
Care) 5,494
5,088 Changjiang Securities Co. Ltd.,
Class A (Financials) 3,864
181 Changzhou Xingyu Automotive
Lighting Systems Co.
Ltd., Class A (Consumer
Discretionary) 3,060
1,421 Chaozhou Three-Circle Group
Co. Ltd., Class A (Information
Technology) 5,688
843 Chengxin Lithium Group Co.
Ltd., Class A (Materials) 1,878
1,300 Chifeng Jilong Gold Mining Co.
Ltd., Class A (Materials) 3,130
700 China Automotive Engineering
Research Institute Co.
Ltd., Class A (Consumer
Discretionary) 1,857
2,349 China Baoan Group Co. Ltd.,
Class A (Industrials) 3,200
132,516 China Cinda Asset Management
Co. Ltd., Class H (Financials) 12,704
5,401 China CITIC Bank Corp. Ltd.,
Class A (Financials) 5,358
147,828 China CITIC Bank Corp. Ltd.,
Class H (Financials) 90,133
3,005 China Coal Energy Co. Ltd.,
Class A (Energy) 5,491
32,708 China Coal Energy Co. Ltd.,
Class H (Energy) 41,181
35,258 China Communications
Services Corp. Ltd., Class H
(Industrials) 16,991
8,788 China Construction Bank Corp.,
Class A (Financials) 8,512
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
1,343,618 China Construction Bank Corp.,
Class H (Financials) $ 951,465
3,668 China CSSC Holdings Ltd.,
Class A (Industrials) 18,744
14,691 China Eastern Airlines Corp.
Ltd., Class A (Industrials)* 7,984
30,778 China Eastern Airlines Corp.
Ltd., Class H (Industrials)* 8,655
28,957 China Energy Engineering
Corp. Ltd., Class A (Industrials) 8,725
91,667 China Energy Engineering
Corp. Ltd., Class H
(Industrials)* 10,428
39,151 China Everbright Bank Co. Ltd.,
Class A (Financials) 17,453
114,004 China Everbright Bank Co. Ltd.,
Class H (Financials) 36,576
54,833 China Everbright Environment
Group Ltd. (Industrials) 25,512
49,856 China Feihe Ltd. (Consumer
Staples)
(a)
24,662
1,300 China Film Co. Ltd., Class A
(Communication Services)* 2,057
5,800 China First Heavy Industries
Co. Ltd., Class A (Industrials)* 2,027
5,505 China Galaxy Securities Co.
Ltd., Class A (Financials) 8,718
52,339 China Galaxy Securities Co.
Ltd., Class H (Financials) 28,165
2,068 China Great Wall Securities Co.
Ltd., Class A (Financials) 2,063
2,737 China Greatwall Technology
Group Co. Ltd., Class A
(Information Technology) 3,498
35,704 China Hongqiao Group Ltd.
(Materials) 58,873
1,305 China International Capital
Corp. Ltd., Class A (Financials) 5,660
22,275 China International Capital
Corp. Ltd., Class H
(Financials)
(a)
26,479
2,374 China International Marine
Containers Group Co. Ltd.,
Class A (Industrials) 3,129
6,058 China International Marine
Containers Group Co. Ltd.,
Class H (Industrials) 5,328
3,662 China Jushi Co. Ltd., Class A
(Materials) 5,774
1,674 China Life Insurance Co. Ltd.,
Class A (Financials) 7,221
106,169 China Life Insurance Co. Ltd.,
Class H (Financials) 150,364
5,397 China Literature Ltd.
(Communication Services)*
(a)
18,143
49,285 China Longyuan Power Group
Corp. Ltd., Class H (Utilities) 44,917
18,561 China Medical System Holdings
Ltd. (Health Care) 15,682

GOLDMAN SACHS MARKETBETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
17,998 China Merchants Bank Co. Ltd.,
Class A (Financials) $ 84,889
53,993 China Merchants Bank Co. Ltd.,
Class H (Financials) 240,173
7,446 China Merchants Energy
Shipping Co. Ltd., Class A
(Energy) 9,087
3,168 China Merchants Expressway
Network & Technology
Holdings Co. Ltd., Class A
(Industrials) 5,122
18,828 China Merchants Port Holdings
Co. Ltd. (Industrials) 26,762
6,879 China Merchants Securities Co.
Ltd., Class A (Financials) 13,431
6,873 China Merchants Securities Co.
Ltd., Class H (Financials)
(a)
5,719
5,941 China Merchants Shekou
Industrial Zone Holdings Co.
Ltd., Class A (Real Estate)* 7,888
33,132 China Minsheng Banking Corp.
Ltd., Class A (Financials) 17,824
103,619 China Minsheng Banking Corp.
Ltd., Class H (Financials) 39,205
64,648 China National Building
Material Co. Ltd., Class H
(Materials) 25,865
5,659 China National Chemical
Engineering Co. Ltd., Class A
(Industrials) 6,369
700 China National Medicines Corp.
Ltd., Class A (Health Care) 3,275
17,459 China National Nuclear Power
Co. Ltd., Class A (Utilities) 23,013
460 China National Software &
Service Co. Ltd., Class A
(Information Technology) 1,941
16,252 China Nonferrous Mining Corp.
Ltd. (Materials) 15,560
3,172 China Northern Rare Earth
Group High-Tech Co. Ltd.,
Class A (Materials) 8,249
843 China Oilfield Services Ltd.,
Class A (Energy) 2,096
28,285 China Oilfield Services Ltd.,
Class H (Energy) 30,117
52,938 China Overseas Land &
Investment Ltd. (Real Estate) 99,741
19,129 China Overseas Property
Holdings Ltd. (Real Estate) 12,935
6,072 China Pacific Insurance Group
Co. Ltd., Class A (Financials) 24,044
36,045 China Pacific Insurance Group
Co. Ltd., Class H (Financials)* 93,990
28,438 China Petroleum & Chemical
Corp., Class A (Energy) 25,238
342,609 China Petroleum & Chemical
Corp., Class H (Energy) 217,214
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
4,400 China Petroleum Engineering
Corp., Class A (Energy) $ 1,986
72,545 China Power International
Development Ltd. (Utilities) 34,124
4,113 China Railway Construction
Heavy Industry Corp. Ltd.,
Class A (Industrials) 2,224
19,086 China Railway Group Ltd.,
Class A (Industrials) 17,279
62,464 China Railway Group Ltd.,
Class H (Industrials) 33,534
5,826 China Railway Signal &
Communication Corp.
Ltd., Class A (Information
Technology) 4,401
25,329 China Railway Signal &
Communication Corp.
Ltd., Class H (Information
Technology)
(a)
10,684
843 China Rare Earth Resources
And Technology Co. Ltd., Class
A (Materials) 3,173
22,260 China Resources Beer Holdings
Co. Ltd. (Consumer Staples) 89,201
13,169 China Resources Gas Group
Ltd. (Utilities) 45,701
41,155 China Resources Land Ltd.
(Real Estate) 149,399
851 China Resources
Microelectronics Ltd., Class A
(Information Technology) 4,469
9,001 China Resources Mixc Lifestyle
Services Ltd. (Real Estate)
(a)
31,294
24,373 China Resources
Pharmaceutical Group Ltd.
(Health Care)
(a)
18,038
26,299 China Resources Power
Holdings Co. Ltd. (Utilities) 74,460
843 China Resources Sanjiu
Medical & Pharmaceutical Co.
Ltd., Class A (Health Care) 7,057
75,800 China Ruyi Holdings Ltd.
(Communication Services)* 20,734
5,268 China Shenhua Energy Co. Ltd.,
Class A (Energy) 30,682
48,189 China Shenhua Energy Co. Ltd.,
Class H (Energy) 233,758
1,300 China South Publishing &
Media Group Co. Ltd., Class A
(Communication Services) 2,322
10,189 China Southern Airlines Co.
Ltd., Class A (Industrials)* 8,243
25,846 China Southern Airlines Co.
Ltd., Class H (Industrials)* 10,539
2,200 China Southern Power Grid
Energy Efficiency & Clean
Energy Co. Ltd., Class A
(Industrials) 1,495

GOLDMAN SACHS MARKETBETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
1,000 China Southern Power Grid
Energy Storage Co. Ltd., Class
A (Utilities) $ 1,494
39,273 China State Construction
Engineering Corp. Ltd., Class A
(Industrials) 30,422
27,572 China State Construction
International Holdings Ltd.
(Industrials) 36,512
1,305 China Suntien Green Energy
Corp. Ltd., Class A (Energy) 1,643
27,014 China Suntien Green Energy
Corp. Ltd., Class H (Energy)* 12,707
21,878 China Taiping Insurance
Holdings Co. Ltd. (Financials) 23,630
26,711 China Three Gorges Renewables
Group Co. Ltd., Class A
(Utilities) 17,163
1,704 China Tourism Group Duty Free
Corp. Ltd., Class A (Consumer
Discretionary) 16,646
1,326 China Tourism Group Duty Free
Corp. Ltd., Class H (Consumer
Discretionary)
(a)(b)
10,568
619,052 China Tower Corp. Ltd., Class
H (Communication Services)
(a)
72,798
48,527 China Traditional Chinese
Medicine Holdings Co. Ltd.
(Health Care) 26,176
29,541 China United Network
Communications Ltd., Class A
(Communication Services) 18,575
9,061 China Vanke Co. Ltd., Class A
(Real Estate) 10,285
33,070 China Vanke Co. Ltd., Class H
(Real Estate) 22,699
4,400 China XD Electric Co. Ltd.,
Class A (Industrials) 4,105
20,527 China Yangtze Power Co. Ltd.,
Class A (Utilities) 75,155
562 China Zhenhua Group Science
& Technology Co. Ltd., Class A
(Information Technology) 3,491
17,076 China Zheshang Bank Co. Ltd.,
Class A (Financials)* 7,001
49,757 China Zheshang Bank Co. Ltd.,
Class H (Financials)* 14,374
447 Chongqing Brewery Co. Ltd.,
Class A (Consumer Staples) 4,240
13,297 Chongqing Changan
Automobile Co. Ltd., Class A
(Consumer Discretionary) 25,229
8,770 Chongqing Rural Commercial
Bank Co. Ltd., Class A
(Financials) 6,226
36,420 Chongqing Rural Commercial
Bank Co. Ltd., Class H
(Financials) 16,759
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
300 Chongqing Taiji Industry Group
Co. Ltd., Class A (Health
Care)* $ 1,472
1,922 Chongqing Zhifei Biological
Products Co. Ltd., Class A
(Health Care) 8,674
90,772 CITIC Ltd. (Industrials) 91,661
1,305 Citic Pacific Special Steel
Group Co. Ltd., Class A
(Materials) 2,709
10,487 CITIC Securities Co. Ltd., Class
A (Financials) 26,867
26,162 CITIC Securities Co. Ltd., Class
H (Financials) 40,597
15,998 CMOC Group Ltd., Class A
(Materials) 18,358
51,801 CMOC Group Ltd., Class H
(Materials) 47,740
786 CNGR Advanced Material Co.
Ltd., Class A (Materials) 3,822
5,400 CNOOC Energy Technology &
Services Ltd., Class A (Energy) 3,106
3,392 CNPC Capital Co. Ltd., Class A
(Financials) 2,651
3,809 Contemporary Amperex
Technology Co. Ltd., Class A
(Industrials) 103,642
9,051 COSCO SHIPPING
Development Co. Ltd., Class A
(Industrials) 3,313
3,392 COSCO SHIPPING Energy
Transportation Co. Ltd., Class
A (Energy) 8,223
20,242 COSCO SHIPPING Energy
Transportation Co. Ltd., Class
H (Energy) 28,513
11,833 COSCO SHIPPING Holdings
Co. Ltd., Class A (Industrials) 24,487
46,496 COSCO SHIPPING Holdings
Co. Ltd., Class H (Industrials) 77,619
203,775 Country Garden Holdings Co.
Ltd. (Real Estate)*
(b)(c)
—
33,517 Country Garden Services
Holdings Co. Ltd. (Real Estate) 24,377
22,300 CRRC Corp. Ltd., Class A
(Industrials) 21,386
67,555 CRRC Corp. Ltd., Class H
(Industrials) 40,412
2,592 CSC Financial Co. Ltd., Class A
(Financials) 7,546
14,194 CSC Financial Co. Ltd., Class H
(Financials)
(a)
11,339
840 CSPC Innovation
Pharmaceutical Co. Ltd., Class
A (Health Care) 3,620
1,000 CSSC Science & Technology
Co. Ltd., Class A (Industrials)* 2,120
13,868 Daqin Railway Co. Ltd., Class
A (Industrials) 13,490

GOLDMAN SACHS MARKETBETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
718 DaShenLin Pharmaceutical
Group Co. Ltd., Class A
(Consumer Staples) $ 1,983
5,654 Datang International Power
Generation Co. Ltd., Class A
(Utilities) 2,357
43,804 Datang International Power
Generation Co. Ltd., Class H
(Utilities) 9,015
2,730 DHC Software Co. Ltd., Class
A (Information Technology) 1,882
726 Do-Fluoride New Materials Co.
Ltd., Class A (Materials) 1,328
458 Dong-E-E-Jiao Co. Ltd., Class
A (Health Care) 4,267
2,203 Dongfang Electric Corp. Ltd.,
Class A (Industrials) 5,571
5,296 Dongfang Electric Corp. Ltd.,
Class H (Industrials)
(b)
8,530
29,489 Dongfeng Motor Group Co.
Ltd., Class H (Consumer
Discretionary) 9,536
2,765 Dongxing Securities Co. Ltd.,
Class A (Financials) 3,184
6,721 East Buy Holding Ltd.
(Consumer Staples)*
(a)(b)
15,756
13,881 East Money Information Co.
Ltd., Class A (Financials) 23,702
1,200 Eastern Air Logistics Co. Ltd.,
Class A (Industrials)* 3,296
181 Eastroc Beverage Group Co.
Ltd., Class A (Consumer
Staples) 5,329
5,100 Easyhome New Retail Group
Co. Ltd., Class A (Consumer
Discretionary) 1,986
562 Ecovacs Robotics Co.
Ltd., Class A (Consumer
Discretionary) 3,858
300 Empyrean Technology Co.
Ltd., Class A (Information
Technology) 3,276
10,872 ENN Energy Holdings Ltd.
(Utilities) 99,640
1,930 ENN Natural Gas Co. Ltd.,
Class A (Utilities) 4,830
440 Eoptolink Technology, Inc.
Ltd., Class A (Information
Technology) 5,251
1,800 Eve Energy Co. Ltd., Class A
(Industrials) 9,703
3,547 Everbright Securities Co. Ltd.,
Class A (Financials) 7,701
8,870 Everdisplay Optronics Shanghai
Co. Ltd., Class A (Information
Technology)* 2,526
4,120 Fangda Carbon New Material
Co. Ltd., Class A (Industrials)* 2,749
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
19,845 Far East Horizon Ltd.
(Financials) $ 15,930
945 Farasis Energy Gan Zhou Co.
Ltd., Class A (Industrials)* 1,538
2,083 FAW Jiefang Group Co. Ltd.,
Class A (Industrials)* 2,413
1,000 Fiberhome Telecommunication
Technologies Co. Ltd., Class A
(Information Technology) 2,214
3,954 First Capital Securities Co. Ltd.,
Class A (Financials) 2,938
979 Flat Glass Group Co. Ltd., Class
A (Information Technology) 3,316
6,661 Flat Glass Group Co. Ltd., Class
H (Information Technology)
(b)
13,470
13,340 Focus Media Information
Technology Co. Ltd., Class A
(Communication Services) 11,637
3,692 Foshan Haitian Flavouring
& Food Co. Ltd., Class A
(Consumer Staples) 18,186
7,300 Founder Securities Co. Ltd.,
Class A (Financials) 8,276
9,194 Foxconn Industrial Internet
Co. Ltd., Class A (Information
Technology) 28,981
1,800 Fujian Funeng Co. Ltd., Class A
(Utilities) 2,655
300 Fujian Kuncai Material
Technology Co. Ltd., Class A
(Materials)* 1,649
864 Fujian Sunner Development
Co. Ltd., Class A (Consumer
Staples) 1,953
11,321 Full Truck Alliance Co. Ltd.
ADR (Industrials) 100,078
1,674 Fuyao Glass Industry Group
Co. Ltd., Class A (Consumer
Discretionary) 10,650
8,952 Fuyao Glass Industry Group
Co. Ltd., Class H (Consumer
Discretionary)
(a)
50,519
1,433 GalaxyCore, Inc., Class A
(Information Technology) 2,670
300 Gan & Lee Pharmaceuticals Co.
Ltd., Class A (Health Care)* 2,003
1,122 Ganfeng Lithium Group Co.
Ltd., Class A (Materials) 5,192
6,053 Ganfeng Lithium Group Co.
Ltd., Class H (Materials)
(a)(b)
16,673
17,078 GD Power Development Co.
Ltd., Class A (Utilities) 12,618
10,329 GDS Holdings Ltd., Class A
(Information Technology)* 9,968
4,235 GEM Co. Ltd., Class A
(Materials) 3,822
3,824 Gemdale Corp., Class A (Real
Estate) 2,226

GOLDMAN SACHS MARKETBETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
17,141 Genscript Biotech Corp. (Health
Care)* $ 21,910
5,652 GF Securities Co. Ltd., Class A
(Financials) 10,008
15,205 GF Securities Co. Ltd., Class H
(Financials) 13,760
5,328 Giant Biogene Holding Co. Ltd.
(Consumer Staples)*
(a)
33,677
1,800 Giant Network Group Co.
Ltd., Class A (Communication
Services) 2,573
448 GigaDevice Semiconductor,
Inc., Class A (Information
Technology) 5,123
322 Ginlong Technologies Co. Ltd.,
Class A (Industrials) 2,543
1,000 Glodon Co. Ltd., Class A
(Information Technology) 1,608
2,890 GoerTek, Inc., Class A
(Information Technology) 6,835
2,761 Goldwind Science &
Technology Co. Ltd., Class A
(Industrials) 2,963
12,100 Goldwind Science &
Technology Co. Ltd., Class H
(Industrials) 5,599
348 Goneo Group Co. Ltd., Class A
(Industrials) 5,796
1,124 Gotion High-tech Co. Ltd.,
Class A (Industrials)* 3,139
1,955 Great Wall Motor Co.
Ltd., Class A (Consumer
Discretionary) 6,986
34,750 Great Wall Motor Co.
Ltd., Class H (Consumer
Discretionary) 59,876
5,097 Gree Electric Appliances, Inc.
of Zhuhai, Class A (Consumer
Discretionary) 28,543
8,900 Greenland Holdings Corp. Ltd.,
Class A (Real Estate)* 2,302
15,572 Greentown China Holdings Ltd.
(Real Estate) 15,187
2,200 GRG Banking Equipment Co.
Ltd., Class A (Information
Technology) 3,260
1,800 Guangdong Electric Power
Development Co. Ltd., Class A
(Utilities)* 1,424
1,268 Guangdong Haid Group Co.
Ltd., Class A (Consumer
Staples) 8,838
2,600 Guangdong HEC Technology
Holding Co. Ltd., Class A
(Materials)* 2,994
43,797 Guangdong Investment Ltd.
(Utilities) 24,744
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
181 Guangdong Kinlong Hardware
Products Co. Ltd., Class A
(Industrials) $ 947
6,222 Guanghui Energy Co. Ltd.,
Class A (Energy) 6,857
20,423 Guangshen Railway Co. Ltd.,
Class H (Industrials)* 5,717
2,097 Guangzhou Automobile Group
Co. Ltd., Class A (Consumer
Discretionary) 2,429
44,107 Guangzhou Automobile Group
Co. Ltd., Class H (Consumer
Discretionary) 18,323
1,800 Guangzhou Baiyun
International Airport Co. Ltd.,
Class A (Industrials)* 2,511
1,116 Guangzhou Baiyunshan
Pharmaceutical Holdings Co.
Ltd., Class A (Health Care) 4,822
3,414 Guangzhou Baiyunshan
Pharmaceutical Holdings Co.
Ltd., Class H (Health Care) 9,710
181 Guangzhou Great Power Energy
& Technology Co. Ltd., Class A
(Industrials) 561
1,800 Guangzhou Haige
Communications Group, Inc.
Co., Class A (Information
Technology) 2,682
447 Guangzhou Kingmed
Diagnostics Group Co. Ltd.,
Class A (Health Care) 2,071
458 Guangzhou Shiyuan Electronic
Technology Co. Ltd., Class A
(Information Technology) 2,068
1,786 Guangzhou Tinci Materials
Technology Co. Ltd., Class A
(Materials) 4,804
2,385 Guangzhou Yuexiu Capital
Holdings Group Co. Ltd., Class
A (Financials) 1,818
1,800 Guolian Securities Co. Ltd.,
Class A (Financials)* 2,700
6,160 Guolian Securities Co. Ltd.,
Class H (Financials)* 2,653
4,262 Guosen Securities Co. Ltd.,
Class A (Financials) 5,243
6,742 Guotai Junan Securities Co.
Ltd., Class A (Financials) 12,931
12,924 Guotai Junan Securities Co.
Ltd., Class H (Financials)
(a)
13,711
4,236 Guoyuan Securities Co. Ltd.,
Class A (Financials) 3,742
2,714 H World Group Ltd. ADR
(Consumer Discretionary) 101,042
25,331 Haidilao International Holding
Ltd. (Consumer Discretionary)
(a)
56,209

GOLDMAN SACHS MARKETBETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
5,655 Haier Smart Home Co.
Ltd., Class A (Consumer
Discretionary) $ 22,984
33,126 Haier Smart Home Co.
Ltd., Class H (Consumer
Discretionary) 119,829
38,200 Hainan Airlines Holding Co.
Ltd., Class A (Industrials)* 7,148
10,200 Hainan Airport Infrastructure
Co. Ltd., Class A (Real Estate)* 4,800
300 Hainan Drinda New Energy
Technology Co. Ltd., Class A
(Information Technology) 2,143
700 Haisco Pharmaceutical Group
Co. Ltd., Class A (Health Care) 2,951
9,465 Haitian International Holdings
Ltd. (Industrials) 28,855
8,626 Haitong Securities Co. Ltd.,
Class A (Financials) 9,839
39,476 Haitong Securities Co. Ltd.,
Class H (Financials) 19,376
705 Han’s Laser Technology
Industry Group Co. Ltd., Class
A (Industrials) 1,986
1,000 Hang Zhou Great Star Industrial
Co. Ltd., Class A (Consumer
Discretionary) 3,496
980 Hangcha Group Co. Ltd., Class
A (Industrials) 2,698
700 Hangjin Technology Co. Ltd.,
Class A (Materials) 2,413
2,730 Hangzhou Binjiang Real Estate
Group Co. Ltd., Class A (Real
Estate) 3,114
562 Hangzhou Chang Chuan
Technology Co. Ltd., Class A
(Information Technology) 2,196
1,666 Hangzhou First Applied
Material Co. Ltd., Class A
(Information Technology)* 5,944
562 Hangzhou Lion
Microelectronics Co. Ltd., Class
A (Information Technology) 1,648
843 Hangzhou Oxygen Plant Group
Co. Ltd., Class A (Materials) 2,900
711 Hangzhou Robam Appliances
Co. Ltd., Class A (Consumer
Discretionary) 2,356
843 Hangzhou Silan
Microelectronics Co. Ltd., Class
A (Information Technology)* 2,179
574 Hangzhou Tigermed Consulting
Co. Ltd., Class A (Health Care) 4,259
1,930 Hangzhou Tigermed Consulting
Co. Ltd., Class H (Health
Care)*
(a)
8,116
15,331 Hansoh Pharmaceutical Group
Co. Ltd. (Health Care)
(a)
31,472
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
562 Haohua Chemical Science &
Technology Co. Ltd., Class A
(Materials) $ 2,339
700 Hebei Hengshui Laobaigan
Liquor Co. Ltd., Class A
(Consumer Staples) 2,154
300 Hebei Sinopack Electronic
Technology Co. Ltd., Class A
(Information Technology)* 2,600
1,000 Hebei Yangyuan Zhihui
Beverage Co. Ltd., Class A
(Consumer Staples)* 3,517
700 Hefei Meiya Optoelectronic
Technology, Inc., Class A
(Industrials) 1,626
1,300 Heilongjiang Agriculture
Co. Ltd., Class A (Consumer
Staples) 2,322
2,068 Henan Shenhuo Coal Industry
& Electricity Power Co. Ltd.,
Class A (Materials) 6,581
2,730 Henan Shuanghui Investment &
Development Co. Ltd., Class A
(Consumer Staples) 9,518
8,602 Hengan International Group Co.
Ltd. (Consumer Staples) 29,907
1,305 Hengdian Group DMEGC
Magnetics Co. Ltd., Class A
(Information Technology) 2,487
5,659 Hengli Petrochemical Co. Ltd.,
Class A (Materials) 11,158
2,068 Hengtong Optic-electric Co.
Ltd., Class A (Information
Technology) 4,257
3,952 Hengyi Petrochemical Co. Ltd.,
Class A (Materials)* 3,899
9,199 Hesteel Co. Ltd., Class A
(Materials) 2,721
800 Hisense Home Appliances
Group Co. Ltd., Class A
(Consumer Discretionary) 4,477
4,936 Hisense Home Appliances
Group Co. Ltd., Class H
(Consumer Discretionary) 22,398
1,000 Hisense Visual Technology
Co. Ltd., Class A (Consumer
Discretionary) 3,769
424 Hithink RoyalFlush Information
Network Co. Ltd., Class A
(Financials) 6,805
2,900 HLA Group Corp. Ltd., Class A
(Consumer Discretionary) 3,858
1,800 Hongta Securities Co. Ltd.,
Class A (Financials) 1,704
562 Hoshine Silicon Industry Co.
Ltd., Class A (Materials)* 4,083
459 Hoyuan Green Energy Co.
Ltd., Class A (Information
Technology) 1,334

GOLDMAN SACHS MARKETBETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
11,852 Hua Hong Semiconductor Ltd.
(Information Technology)*
(a)
$ 29,390
4,100 Huaan Securities Co. Ltd., Class
A (Financials) 2,595
6,095 Huadian Power International
Corp. Ltd., Class A (Utilities) 5,543
27,464 Huadian Power International
Corp. Ltd., Class H (Utilities)
(b)
15,938
1,421 Huadong Medicine Co. Ltd.,
Class A (Health Care) 6,184
4,373 Huafon Chemical Co. Ltd.,
Class A (Materials) 4,543
700 Huagong Tech Co. Ltd., Class A
(Information Technology)* 2,886
2,068 Huaibei Mining Holdings Co.
Ltd., Class A (Materials) 5,611
1,302 Hualan Biological Engineering,
Inc., Class A (Health Care) 3,255
300 Huali Industrial Group Co.
Ltd., Class A (Consumer
Discretionary) 2,793
4,511 Huaneng Lancang River
Hydropower, Inc., Class A
(Utilities) 6,138
6,765 Huaneng Power International,
Inc., Class A (Utilities)* 8,340
59,876 Huaneng Power International,
Inc., Class H (Utilities)* 39,645
7,165 Huatai Securities Co. Ltd.,
Class A (Financials) 13,388
19,890 Huatai Securities Co. Ltd.,
Class H (Financials)
(a)
22,627
2,613 Huaxi Securities Co. Ltd., Class
A (Financials) 2,513
11,848 Huaxia Bank Co. Ltd., Class A
(Financials) 11,232
300 Huaxia Eye Hospital Group Co.
Ltd., Class A (Health Care) 1,008
1,124 Huaxin Cement Co. Ltd., Class
A (Materials) 2,293
2,731 Huayu Automotive Systems
Co. Ltd., Class A (Consumer
Discretionary) 6,038
3,673 Hubei Energy Group Co. Ltd.,
Class A (Utilities) 2,992
300 Hubei Feilihua Quartz Glass Co.
Ltd., Class A (Materials) 1,327
700 Hubei Jumpcan Pharmaceutical
Co. Ltd., Class A (Health Care) 3,669
843 Hubei Xingfa Chemicals Group
Co. Ltd., Class A (Materials) 2,507
562 Huizhou Desay Sv Automotive
Co. Ltd., Class A (Consumer
Discretionary) 7,766
1,124 Humanwell Healthcare Group
Co. Ltd., Class A (Health Care) 2,985
1,527 Hunan Changyuan Lico Co.
Ltd., Class A (Industrials) 1,086
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
6,884 Hunan Valin Steel Co. Ltd.,
Class A (Materials) $ 5,001
1,654 Hundsun Technologies,
Inc., Class A (Information
Technology) 4,567
200 Hwatsing Technology Co.
Ltd., Class A (Information
Technology) 4,842
5,191 Hygeia Healthcare Holdings Co.
Ltd. (Health Care)
(a)
21,730
1,442 Hygon Information Technology
Co. Ltd., Class A (Information
Technology) 14,146
1,124 IEIT Systems Co. Ltd., Class A
(Information Technology) 5,631
2,066 Iflytek Co. Ltd., Class A
(Information Technology) 11,996
700 IKD Co. Ltd., Class A
(Consumer Discretionary)* 1,673
253 Imeik Technology Development
Co. Ltd., Class A (Health Care) 7,001
55,958 Industrial & Commercial
Bank of China Ltd., Class A
(Financials) 41,807
986,105 Industrial & Commercial
Bank of China Ltd., Class H
(Financials) 557,125
18,411 Industrial Bank Co. Ltd., Class
A (Financials) 45,319
6,203 Industrial Securities Co. Ltd.,
Class A (Financials) 4,575
181 Ingenic Semiconductor Co.
Ltd., Class A (Information
Technology) 1,450
42,621 Inner Mongolia BaoTou
Steel Union Co. Ltd., Class A
(Materials)* 9,031
1,800 Inner Mongolia Dian Tou
Energy Corp. Ltd., Class A
(Energy) 5,634
3,911 Inner Mongolia ERDOS
Resources Co. Ltd., Class A
(Materials) 6,474
7,700 Inner Mongolia Junzheng
Energy & Chemical Industry
Group Co. Ltd., Class A
(Materials) 4,630
5,800 Inner Mongolia MengDian
HuaNeng Thermal Power Corp.
Ltd., Class A (Utilities) 3,623
5,787 Inner Mongolia Yili Industrial
Group Co. Ltd., Class A
(Consumer Staples) 22,541
2,558 Inner Mongolia Yitai Coal Co.
Ltd., Class H (Energy)*
(c)
—
3,392 Inner Mongolia Yuan Xing
Energy Co. Ltd., Class A
(Materials) 3,402

GOLDMAN SACHS MARKETBETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
17,385 Innovent Biologics, Inc. (Health
Care)*
(a)
$ 78,221
6,923 iQIYI, Inc. ADR
(Communication Services)* 32,054
3,100 IRICO Display Devices Co.
Ltd., Class A (Information
Technology)* 3,024
450 Isoftstone Information
Technology Group Co.
Ltd., Class A (Information
Technology)* 2,463
2,900 JA Solar Technology Co.
Ltd., Class A (Information
Technology) 6,025
574 Jafron Biomedical Co. Ltd.,
Class A (Health Care) 2,178
711 Jason Furniture Hangzhou
Co. Ltd., Class A (Consumer
Discretionary) 3,506
1,305 JCET Group Co. Ltd., Class A
(Information Technology) 4,663
500 JCHX Mining Management Co.
Ltd., Class A (Materials) 3,912
14,799 JD Health International, Inc.
(Consumer Staples)*
(a)
49,467
26,911 JD Logistics, Inc.
(Industrials)*
(a)
29,307
34,803 JD.com, Inc., Class A
(Consumer Discretionary) 506,696
5,673 Jiangsu Eastern Shenghong Co.
Ltd., Class A (Materials)* 6,978
843 Jiangsu Expressway Co. Ltd.,
Class A (Industrials) 1,362
19,080 Jiangsu Expressway Co. Ltd.,
Class H (Industrials) 19,828
1,118 Jiangsu Hengli Hydraulic Co.
Ltd., Class A (Industrials) 7,633
5,541 Jiangsu Hengrui
Pharmaceuticals Co. Ltd., Class
A (Health Care) 32,295
864 Jiangsu King's Luck Brewery
JSC Ltd., Class A (Consumer
Staples) 6,305
700 Jiangsu Nhwa Pharmaceutical
Co. Ltd., Class A (Health Care) 2,296
450 Jiangsu Pacific Quartz Co.
Ltd., Class A (Information
Technology) 2,406
1,800 Jiangsu Phoenix Publishing
& Media Corp. Ltd., Class A
(Communication Services) 2,657
300 Jiangsu Xinquan Automotive
Trim Co. Ltd., Class A
(Consumer Discretionary)* 1,802
1,273 Jiangsu Yanghe Distillery
Co. Ltd., Class A (Consumer
Staples) 16,347
305 Jiangsu Yangnong Chemical Co.
Ltd., Class A (Materials) 2,520
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
300 Jiangsu Yoke Technology Co.
Ltd., Class A (Materials) $ 2,442
711 Jiangsu Yuyue Medical
Equipment & Supply Co. Ltd.,
Class A (Health Care) 3,808
2,730 Jiangsu Zhongtian Technology
Co. Ltd., Class A (Industrials) 5,657
1,655 Jiangxi Copper Co. Ltd., Class
A (Materials) 5,804
16,682 Jiangxi Copper Co. Ltd., Class
H (Materials) 35,994
1,305 Jiangxi Special Electric Motor
Co. Ltd., Class A (Industrials)* 1,690
2,200 Jinduicheng Molybdenum Co.
Ltd., Class A (Materials) 3,526
5,676 Jinko Solar Co. Ltd., Class A
(Information Technology) 6,365
181 JiuGui Liquor Co. Ltd., Class A
(Consumer Staples) 1,326
2,600 Jizhong Energy Resources Co.
Ltd., Class A (Energy) 2,908
1,000 JL Mag Rare-Earth Co. Ltd.,
Class A (Industrials) 1,984
1,300 Joincare Pharmaceutical Group
Industry Co. Ltd., Class A
(Health Care) 2,230
459 Joinn Laboratories China Co.
Ltd., Class A (Health Care) 962
1,370 Joinn Laboratories China Co.
Ltd., Class H (Health Care)
(a)
1,480
3,813 Jointown Pharmaceutical Group
Co. Ltd., Class A (Health Care) 3,882
562 Jonjee Hi-Tech Industrial And
Commercial Holding Co. Ltd.,
Class A (Consumer Staples) 2,043
562 Juewei Food Co. Ltd., Class A
(Consumer Staples) 1,427
1,786 Juneyao Airlines Co. Ltd., Class
A (Industrials) 3,050
4,075 Kanzhun Ltd. ADR
(Communication Services) 86,594
12,701 KE Holdings, Inc. ADR (Real
Estate) 215,536
300 Keboda Technology Co.
Ltd., Class A (Consumer
Discretionary) 2,872
1,786 Keda Industrial Group Co. Ltd.,
Class A (Industrials)* 2,374
40,897 Kingdee International Software
Group Co. Ltd. (Information
Technology)* 41,820
2,200 Kingfa Sci & Tech Co. Ltd.,
Class A (Materials) 2,225
1,800 Kingnet Network Co. Ltd.,
Class A (Communication
Services) 2,695
14,189 Kingsoft Corp. Ltd.
(Communication Services) 45,342

GOLDMAN SACHS MARKETBETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
29,173 Kuaishou Technology
(Communication Services)*
(a)
$ 206,771
1,942 Kuang-Chi Technologies Co.
Ltd., Class A (Industrials)* 4,871
54,175 Kunlun Energy Co. Ltd.
(Utilities) 56,229
1,000 Kunlun Tech Co. Ltd., Class A
(Communication Services)* 4,801
1,036 Kweichow Moutai Co. Ltd.,
Class A (Consumer Staples) 234,976
1,300 Lao Feng Xiang Co. Ltd., Class
A (Consumer Discretionary) 13,453
2,083 LB Group Co. Ltd., Class A
(Materials) 5,999
103,725 Lenovo Group Ltd. (Information
Technology) 148,759
4,398 Lens Technology Co. Ltd., Class
A (Information Technology) 9,258
1,786 Lepu Medical Technology
Beijing Co. Ltd., Class A
(Health Care) 4,047
562 Levima Advanced Materials
Corp., Class A (Materials) 1,274
16,620 Li Auto, Inc., Class A
(Consumer Discretionary)* 166,023
33,665 Li Ning Co. Ltd. (Consumer
Discretionary) 87,569
13,059 Liaoning Port Co. Ltd., Class A
(Industrials) 2,498
6,222 Lingyi iTech Guangdong
Co., Class A (Information
Technology) 4,221
305 Livzon Pharmaceutical Group,
Inc., Class A (Health Care) 1,624
2,139 Livzon Pharmaceutical Group,
Inc., Class H (Health Care) 7,245
29,809 Longfor Group Holdings Ltd.
(Real Estate)
(a)
46,866
6,764 LONGi Green Energy
Technology Co. Ltd., Class A
(Information Technology) 17,301
700 Longshine Technology Group
Co. Ltd., Class A (Information
Technology)* 1,036
302 Loongson Technology Corp.
Ltd., Class A (Information
Technology)* 4,234
2,584 Lufax Holding Ltd. ADR
(Financials) 11,576
1,786 Luxi Chemical Group Co. Ltd.,
Class A (Materials) 3,005
6,387 Luxshare Precision Industry
Co. Ltd., Class A (Information
Technology) 27,937
1,119 Luzhou Laojiao Co. Ltd., Class
A (Consumer Staples) 26,921
1,406 Mango Excellent Media Co.
Ltd., Class A (Communication
Services) 4,473
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
430 Maxscend Microelectronics
Co. Ltd., Class A (Information
Technology) $ 5,136
2,600 Meihua Holdings Group Co.
Ltd., Class A (Consumer
Staples)* 3,928
3,673 Meinian Onehealth Healthcare
Holdings Co. Ltd., Class A
(Health Care)* 2,118
65,049 Meituan, Class B (Consumer
Discretionary)*
(a)
873,878
17,474 Metallurgical Corp. of China
Ltd., Class A (Industrials) 7,838
44,860 Metallurgical Corp. of China
Ltd., Class H (Industrials) 9,748
11,545 Microport Scientific Corp.
(Health Care)* 8,559
6,000 Midea Group Co. Ltd., Class A
(Consumer Discretionary) 53,462
1,786 Ming Yang Smart Energy Group
Ltd., Class A (Industrials) 2,499
5,670 MINISO Group Holding Ltd.
(Consumer Discretionary) 32,469
3,700 Minmetals Capital Co. Ltd.,
Class A (Financials) 2,255
10,482 Minth Group Ltd. (Consumer
Discretionary) 20,767
40,063 MMG Ltd. (Materials)*
(b)
19,562
851 Montage Technology Co.
Ltd., Class A (Information
Technology) 6,206
4,528 Muyuan Foods Co. Ltd., Class
A (Consumer Staples) 29,375
5,400 Nanjing Iron & Steel Co. Ltd.,
Class A (Materials) 3,819
1,116 Nanjing King-Friend
Biochemical Pharmaceutical
Co. Ltd., Class A (Health Care) 1,924
2,900 Nanjing Securities Co. Ltd.,
Class A (Financials) 3,184
7,300 NARI Technology Co. Ltd.,
Class A (Industrials) 22,609
2,158 National Silicon Industry Group
Co. Ltd., Class A (Information
Technology)* 4,017
405 NAURA Technology Group
Co. Ltd., Class A (Information
Technology) 16,347
2,068 NavInfo Co. Ltd., Class A
(Information Technology)* 1,915
25,310 NetEase, Inc. (Communication
Services) 445,162
1,302 New China Life Insurance Co.
Ltd., Class A (Financials) 5,831
13,780 New China Life Insurance Co.
Ltd., Class H (Financials) 28,147
4,235 New Hope Liuhe Co. Ltd.,
Class A (Consumer Staples)* 5,839

GOLDMAN SACHS MARKETBETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
2,137 New Oriental Education &
Technology Group, Inc. ADR
(Consumer Discretionary)* $ 170,810
1,145 Ninestar Corp., Class A
(Information Technology) 4,285
623 Ningbo Deye Technology Co.
Ltd., Class A (Industrials) 5,788
1,000 Ningbo Joyson Electronic
Corp., Class A (Consumer
Discretionary)* 2,162
562 Ningbo Orient Wires & Cables
Co. Ltd., Class A (Industrials)* 3,721
578 Ningbo Ronbay New Energy
Technology Co. Ltd., Class A
(Industrials)* 2,290
1,000 Ningbo Sanxing Medical
Electric Co. Ltd., Class A
(Industrials) 4,674
1,786 Ningbo Shanshan Co. Ltd.,
Class A (Materials) 2,600
979 Ningbo Tuopu Group Co.
Ltd., Class A (Consumer
Discretionary) 7,757
5,088 Ningbo Zhoushan Port Co. Ltd.,
Class A (Industrials) 2,485
5,676 Ningxia Baofeng Energy Group
Co. Ltd., Class A (Materials)* 12,823
19,042 NIO, Inc. ADR (Consumer
Discretionary)*
(b)
102,636
25,716 Nongfu Spring Co. Ltd., Class
H (Consumer Staples)
(a)
136,743
1,000 North Industries Group Red
Arrow Co. Ltd., Class A
(Industrials) 1,844
5,386 Offcn Education Technology
Co. Ltd., Class A (Consumer
Discretionary)* 1,742
3,700 Offshore Oil Engineering Co.
Ltd., Class A (Energy) 3,126
2,730 OFILM Group Co. Ltd., Class A
(Information Technology)* 3,039
3,281 Onewo, Inc., Class H (Real
Estate) 9,835
174 Oppein Home Group,
Inc., Class A (Consumer
Discretionary) 1,629
5,673 Orient Securities Co. Ltd., Class
A (Financials) 6,315
13,632 Orient Securities Co. Ltd., Class
H (Financials)
(a)
5,524
2,900 Oriental Pearl Group Co. Ltd.,
Class A (Communication
Services) 2,610
562 Ovctek China, Inc., Class A
(Health Care) 1,388
5,800 Pacific Securities Co. Ltd.
(The), Class A (Financials)* 2,626
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
8,489 Pangang Group Vanadium
Titanium & Resources Co. Ltd.,
Class A (Materials)* $ 3,434
9,229 PDD Holdings, Inc. ADR
(Consumer Discretionary)* 1,382,320
700 People.cn Co. Ltd., Class A
(Communication Services) 2,111
7,165 People’s Insurance Co. Group
of China Ltd. (The), Class A
(Financials) 5,225
131,288 People's Insurance Co. Group
of China Ltd. (The), Class H
(Financials) 45,646
1,786 Perfect World Co. Ltd., Class A
(Communication Services)* 2,271
19,918 PetroChina Co. Ltd., Class A
(Energy) 27,789
301,036 PetroChina Co. Ltd., Class H
(Energy) 306,679
1,000 Pharmaron Beijing Co. Ltd.,
Class A (Health Care) 2,840
4,225 Pharmaron Beijing Co. Ltd.,
Class H (Health Care)
(a)
5,309
98,438 PICC Property & Casualty Co.
Ltd., Class H (Financials) 127,839
18,132 Ping An Bank Co. Ltd., Class A
(Financials) 27,717
9,195 Ping An Insurance Group Co. of
China Ltd., Class A (Financials) 54,490
88,281 Ping An Insurance Group Co. of
China Ltd., Class H (Financials) 446,294
2,068 Pingdingshan Tianan Coal
Mining Co. Ltd., Class A
(Energy) 3,693
200 Piotech, Inc., Class A
(Information Technology) 5,098
11,038 Poly Developments and
Holdings Group Co. Ltd., Class
A (Real Estate) 15,521
2,285 Poly Property Services Co. Ltd.,
Class H (Real Estate) 9,522
10,375 Pop Mart International Group
Ltd. (Consumer Discretionary)
(a)
49,200
22,972 Postal Savings Bank of China
Co. Ltd., Class A (Financials) 15,898
159,925 Postal Savings Bank of China
Co. Ltd., Class H (Financials)
(a)
90,149
14,265 Power Construction Corp. of
China Ltd., Class A (Industrials) 10,501
712 Qi An Xin Technology Group,
Inc., Class A (Information
Technology)* 2,553
1,058 Qifu Technology, Inc. ADR
(Financials) 20,441
980 Qingdao Sentury Tire Co.
Ltd., Class A (Consumer
Discretionary) 3,345
5,097 Qinghai Salt Lake Industry Co.
Ltd., Class A (Materials)* 12,125

GOLDMAN SACHS MARKETBETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
1,000 Range Intelligent Computing
Technology Group Co.
Ltd., Class A (Information
Technology) $ 3,532
578 Raytron Technology Co.
Ltd., Class A (Information
Technology) 2,398
732 Red Star Macalline Group Corp.
Ltd., Class A (Real Estate) 310
2,183 Remegen Co. Ltd., Class H
(Health Care)*
(a)
7,074
1,656 REPT BATTERO Energy Co.
Ltd. (Industrials)* 3,150
1,000 Risen Energy Co. Ltd., Class A
(Information Technology) 1,981
11,272 RLX Technology, Inc. ADR
(Consumer Staples) 21,304
181 Rockchip Electronics Co.
Ltd., Class A (Information
Technology) 1,425
7,829 Rongsheng Petrochemical Co.
Ltd., Class A (Materials)* 10,793
6,886 SAIC Motor Corp. Ltd., Class A
(Consumer Discretionary) 13,331
2,600 Sailun Group Co. Ltd., Class A
(Consumer Discretionary) 5,323
4,100 Sanan Optoelectronics Co.
Ltd., Class A (Information
Technology) 7,068
153 Sangfor Technologies,
Inc., Class A (Information
Technology)* 1,153
16,072 Sany Heavy Equipment
International Holdings Co. Ltd.
(Industrials) 12,265
7,710 Sany Heavy Industry Co. Ltd.,
Class A (Industrials)* 17,164
2,234 Satellite Chemical Co. Ltd.,
Class A (Materials) 5,607
5,400 SDIC Capital Co. Ltd., Class A
(Financials) 4,569
6,100 SDIC Power Holdings Co. Ltd.,
Class A (Utilities) 14,872
4,400 Sealand Securities Co. Ltd.,
Class A (Financials)* 1,913
1,814 Seazen Holdings Co. Ltd., Class
A (Real Estate)* 2,656
267,319 SenseTime Group, Inc., Class
B (Information Technology)*
(a)(b)
45,104
1,300 Seres Group Co. Ltd., Class A
(Consumer Discretionary)* 15,907
3,971 SF Holding Co. Ltd., Class A
(Industrials) 20,134
453 SG Micro Corp., Class A
(Information Technology) 4,835
7,839 Shaanxi Coal Industry Co. Ltd.,
Class A (Energy) 28,075
1,800 Shaanxi Energy Investment Co.
Ltd., Class A (Utilities) 2,739
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
3,152 Shan Xi Hua Yang Group
New Energy Co. Ltd., Class A
(Energy) $ 4,762
3,392 Shandong Gold Mining Co.
Ltd., Class A (Materials) 13,446
11,799 Shandong Gold Mining Co.
Ltd., Class H (Materials)
(a)
25,337
700 Shandong Himile Mechanical
Science & Technology Co. Ltd.,
Class A (Industrials) 3,720
1,800 Shandong Hi-speed Co. Ltd.,
Class A (Industrials) 2,189
50,210 Shandong Hi-Speed Holdings
Group Ltd. (Financials)*
(b)
37,738
1,803 Shandong Hualu Hengsheng
Chemical Co. Ltd., Class A
(Materials) 7,127
1,124 Shandong Linglong Tyre Co.
Ltd., Class A (Consumer
Discretionary) 3,207
11,600 Shandong Nanshan Aluminum
Co. Ltd., Class A (Materials) 6,145
700 Shandong Sinocera Functional
Material Co. Ltd., Class A
(Materials) 1,840
2,200 Shandong Sun Paper Industry
JSC Ltd., Class A (Materials) 4,565
37,800 Shandong Weigao Group
Medical Polymer Co. Ltd., Class
H (Health Care) 22,033
1,420 Shanghai Aiko Solar Energy
Co. Ltd., Class A (Information
Technology) 2,276
385 Shanghai Allist Pharmaceuticals
Co. Ltd., Class A (Health Care) 3,079
859 Shanghai Bairun Investment
Holding Group Co. Ltd., Class
A (Consumer Staples) 2,504
4,381 Shanghai Baosight Software
Co. Ltd., Class A (Information
Technology) 23,840
280 Shanghai BOCHU Electronic
Technology Corp. Ltd., Class A
(Information Technology) 7,692
7,700 Shanghai Construction Group
Co. Ltd., Class A (Industrials) 2,469
10,630 Shanghai Electric Group Co.
Ltd., Class A (Industrials)* 6,157
2,200 Shanghai Electric Power Co.
Ltd., Class A (Utilities)* 3,042
1,674 Shanghai Fosun Pharmaceutical
Group Co. Ltd., Class A (Health
Care) 5,337
7,382 Shanghai Fosun Pharmaceutical
Group Co. Ltd., Class H (Health
Care)
(b)
11,549

GOLDMAN SACHS MARKETBETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
578 Shanghai Fudan
Microelectronics Group Co.
Ltd., Class A (Information
Technology) $ 2,481
4,223 Shanghai Fudan
Microelectronics Group Co.
Ltd., Class H (Information
Technology) 6,424
2,068 Shanghai International Airport
Co. Ltd., Class A (Industrials)* 9,888
7,010 Shanghai International Port
Group Co. Ltd., Class A
(Industrials) 5,488
843 Shanghai Jinjiang International
Hotels Co. Ltd., Class A
(Consumer Discretionary) 3,256
578 Shanghai Junshi Biosciences
Co. Ltd., Class A (Health
Care)* 2,135
2,444 Shanghai Junshi Biosciences
Co. Ltd., Class H (Health
Care)*
(a)
3,855
2,077 Shanghai Lingang Holdings
Corp. Ltd., Class A (Real
Estate) 3,072
1,625 Shanghai Lujiazui Finance &
Trade Zone Development Co.
Ltd., Class A (Real Estate)* 2,267
711 Shanghai M&G Stationery, Inc.,
Class A (Industrials) 3,481
3,660 Shanghai MicroPort MedBot
Group Co. Ltd. (Health Care)* 6,793
300 Shanghai Moons' Electric Co.
Ltd., Class A (Industrials) 2,025
1,955 Shanghai Pharmaceuticals
Holding Co. Ltd., Class A
(Health Care) 4,885
10,375 Shanghai Pharmaceuticals
Holding Co. Ltd., Class H
(Health Care) 15,383
27,361 Shanghai Pudong Development
Bank Co. Ltd., Class A
(Financials) 31,397
1,800 Shanghai Putailai New Energy
Technology Co. Ltd., Class A
(Materials)* 4,039
4,384 Shanghai RAAS Blood Products
Co. Ltd., Class A (Health Care) 4,283
8,770 Shanghai Rural Commercial
Bank Co. Ltd., Class A
(Financials) 9,533
4,109 Shanghai Yuyuan Tourist
Mart Group Co. Ltd., Class A
(Consumer Discretionary) 3,268
1,000 Shanghai Zhangjiang High-Tech
Park Development Co. Ltd.,
Class A (Real Estate) 2,748
1,800 Shanghai Zhonggu Logistics
Co. Ltd., Class A (Industrials) 2,353
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
1,800 Shanxi Coal International
Energy Group Co. Ltd., Class A
(Industrials) $ 3,921
3,673 Shanxi Coking Coal Energy
Group Co. Ltd., Class A
(Energy) 5,574
2,730 Shanxi Lu’an Environmental
Energy Development Co. Ltd.,
Class A (Energy) 8,519
3,957 Shanxi Meijin Energy Co. Ltd.,
Class A (Materials)* 3,022
2,900 Shanxi Securities Co. Ltd.,
Class A (Financials) 2,063
5,240 Shanxi Taigang Stainless Steel
Co. Ltd., Class A (Materials) 2,725
1,002 Shanxi Xinghuacun Fen Wine
Factory Co. Ltd., Class A
(Consumer Staples) 33,272
300 Shede Spirits Co. Ltd., Class A
(Consumer Staples) 2,972
4,100 Shenergy Co. Ltd., Class A
(Utilities) 4,936
2,068 Shengyi Technology Co.
Ltd., Class A (Information
Technology) 5,628
562 Shennan Circuits Co. Ltd., Class
A (Information Technology) 6,954
19,500 Shenwan Hongyuan Group Co.
Ltd., Class A (Financials) 12,208
140 Shenyang Xingqi
Pharmaceutical Co. Ltd., Class
A (Health Care) 3,968
446 Shenzhen Capchem Technology
Co. Ltd., Class A (Materials) 1,927
29 Shenzhen Dynanonic Co. Ltd.,
Class A (Materials)* 136
3,392 Shenzhen Energy Group Co.
Ltd., Class A (Utilities) 3,398
1,300 Shenzhen Fastprint Circuit Tech
Co. Ltd., Class A (Information
Technology) 2,127
300 Shenzhen Goodix Technology
Co. Ltd., Class A (Information
Technology) 2,551
562 Shenzhen Hepalink
Pharmaceutical Group Co. Ltd.,
Class A (Health Care) 769
2,097 Shenzhen Inovance Technology
Co. Ltd., Class A (Industrials) 16,717
1,300 Shenzhen Kaifa Technology
Co. Ltd., Class A (Information
Technology) 2,361
453 Shenzhen Kangtai Biological
Products Co. Ltd., Class A
(Health Care) 1,137
181 Shenzhen Kedali Industry
Co. Ltd., Class A (Consumer
Discretionary) 2,307

GOLDMAN SACHS MARKETBETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
300 Shenzhen Kstar Science And
Technology Co. Ltd., Class A
(Industrials) $ 838
300 Shenzhen Longsys Electronics
Co. Ltd., Class A (Information
Technology)* 3,582
992 Shenzhen Mindray Bio-Medical
Electronics Co. Ltd., Class A
(Health Care) 39,601
3,700 Shenzhen MTC Co. Ltd., Class
A (Consumer Discretionary) 2,520
700 Shenzhen New Industries
Biomedical Engineering Co.
Ltd., Class A (Health Care) 7,293
8,492 Shenzhen Overseas Chinese
Town Co. Ltd., Class A (Real
Estate)* 3,026
1,000 Shenzhen Salubris
Pharmaceuticals Co. Ltd., Class
A (Health Care)* 3,760
181 Shenzhen SC New Energy
Technology Corp., Class A
(Information Technology) 1,609
1,000 Shenzhen SED Industry Co.
Ltd., Class A (Industrials) 2,152
700 Shenzhen Sunlord Electronics
Co. Ltd., Class A (Information
Technology) 2,401
778 Shenzhen Transsion Holdings
Co. Ltd., Class A (Information
Technology) 14,023
700 Shenzhen YUTO Packaging
Technology Co. Ltd., Class A
(Materials) 2,402
11,251 Shenzhou International Group
Holdings Ltd. (Consumer
Discretionary) 112,462
1,305 Shijiazhuang Yiling
Pharmaceutical Co. Ltd., Class
A (Health Care) 3,261
1,300 Shuangliang Eco-Energy
Systems Co. Ltd., Class A
(Industrials) 1,079
3,700 Sichuan Changhong Electric
Co. Ltd., Class A (Consumer
Discretionary) 2,505
4,125 Sichuan Chuantou Energy Co.
Ltd., Class A (Utilities) 10,222
7,700 Sichuan Hebang Biotechnology
Co. Ltd., Class A (Materials) 2,087
716 Sichuan Kelun Pharmaceutical
Co. Ltd., Class A (Health Care) 3,153
468 Sichuan Kelun-Biotech
Biopharmaceutical Co. Ltd.
(Health Care)* 10,301
5,675 Sichuan Road and Bridge Group
Co. Ltd., Class A (Industrials) 6,137
181 Sichuan Swellfun Co. Ltd.,
Class A (Consumer Staples) 1,126
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
843 Sichuan Yahua Industrial Group
Co. Ltd., Class A (Materials) $ 1,217
700 Sieyuan Electric Co. Ltd., Class
A (Industrials) 6,792
2,900 Sinolink Securities Co. Ltd.,
Class A (Financials) 3,272
2,200 Sinoma International
Engineering Co., Class A
(Industrials) 3,850
1,124 Sinoma Science & Technology
Co. Ltd., Class A (Materials) 2,318
6,100 Sinomach Heavy Equipment
Group Co. Ltd., Class A
(Industrials)* 2,451
313 Sinomine Resource Group Co.
Ltd., Class A (Materials) 1,331
5,959 Sinopec Oilfield Service Corp.,
Class A (Energy)* 1,484
5,378 Sinopec Shanghai
Petrochemical Co. Ltd., Class A
(Materials)* 2,042
50,764 Sinopec Shanghai
Petrochemical Co. Ltd., Class H
(Materials)* 7,332
19,790 Sinopharm Group Co. Ltd.,
Class H (Health Care) 53,628
3,419 Sinotrans Ltd., Class A
(Industrials) 2,832
29,762 Sinotrans Ltd., Class H
(Industrials) 16,206
10,332 Sinotruk Hong Kong Ltd.
(Industrials) 23,957
313 Skshu Paint Co. Ltd., Class A
(Materials)* 1,862
26,605 Smoore International Holdings
Ltd. (Consumer Staples)
(a)
29,518
2,349 Songcheng Performance
Development Co. Ltd., Class A
(Consumer Discretionary) 3,300
300 Sonoscape Medical Corp., Class
A (Health Care) 1,618
4,109 SooChow Securities Co. Ltd.,
Class A (Financials) 3,647
5,800 Southwest Securities Co. Ltd.,
Class A (Financials) 3,072
700 Spring Airlines Co. Ltd., Class
A (Industrials)* 5,408
253 StarPower Semiconductor
Ltd., Class A (Information
Technology) 3,041
3,400 State Grid Yingda Co. Ltd.,
Class A (Industrials) 2,241
1,143 Sungrow Power Supply Co.
Ltd., Class A (Industrials) 15,521
9,964 Sunny Optical Technology
Group Co. Ltd. (Information
Technology) 54,702
450 Sunresin New Materials Co.
Ltd., Class A (Materials) 2,995

GOLDMAN SACHS MARKETBETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
1,129 Sunwoda Electronic Co. Ltd.,
Class A (Industrials) $ 2,411
810 SUPCON Technology Co.
Ltd., Class A (Information
Technology) 4,753
1,124 Suzhou Dongshan Precision
Manufacturing Co. Ltd., Class
A (Information Technology) 2,428
29 Suzhou Maxwell Technologies
Co. Ltd., Class A (Information
Technology) 524
420 Suzhou TFC Optical
Communication Co. Ltd., Class
A (Information Technology) 5,118
6,200 TAL Education Group ADR
(Consumer Discretionary)* 70,432
1,000 Talkweb Information
System Co. Ltd., Class A
(Communication Services)* 1,650
1,268 Tangshan Jidong Cement Co.
Ltd., Class A (Materials)* 815
5,100 TangShan Port Group Co. Ltd.,
Class A (Industrials) 2,891
1,000 Tasly Pharmaceutical Group Co.
Ltd., Class A (Health Care) 1,917
4,263 TBEA Co. Ltd., Class A
(Industrials) 8,751
14,128 TCL Technology Group
Corp., Class A (Information
Technology)* 8,320
3,556 TCL Zhonghuan Renewable
Energy Technology Co.
Ltd., Class A (Information
Technology) 5,406
87,631 Tencent Holdings Ltd.
(Communication Services) 4,030,196
8,999 Tencent Music Entertainment
Group ADR (Communication
Services) 130,036
181 Thunder Software Technology
Co. Ltd., Class A (Information
Technology) 1,407
3,400 Tian Di Science & Technology
Co. Ltd., Class A (Industrials) 3,312
7,300 Tianfeng Securities Co. Ltd.,
Class A (Financials)* 2,822
1,955 Tianma Microelectronics Co.
Ltd., Class A (Information
Technology)* 2,020
1,124 Tianqi Lithium Corp., Class A
(Materials) 5,580
2,090 Tianqi Lithium Corp., Class H
(Materials) 7,868
4,235 Tianshan Aluminum Group Co.
Ltd., Class A (Materials) 5,000
3,400 TianShan Material Co. Ltd.,
Class A (Materials) 2,774
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
2,600 Tianshui Huatian Technology
Co. Ltd., Class A (Information
Technology) $ 2,926
28,791 Tingyi Cayman Islands Holding
Corp. (Consumer Staples) 35,145
1,300 Titan Wind Energy Suzhou Co.
Ltd., Class A (Industrials)* 1,909
847 Toly Bread Co. Ltd., Class A
(Consumer Staples) 696
18,310 Tongcheng Travel Holdings Ltd.
(Consumer Discretionary)* 41,800
1,000 TongFu Microelectronics Co.
Ltd., Class A (Information
Technology)* 3,160
1,300 Tonghua Dongbao
Pharmaceutical Co. Ltd., Class
A (Health Care) 1,642
2,068 Tongkun Group Co. Ltd., Class
A (Materials)* 4,291
10,476 Tongling Nonferrous Metals
Group Co. Ltd., Class A
(Materials) 5,708
3,961 Tongwei Co. Ltd., Class A
(Information Technology)* 12,540
153 Topchoice Medical Corp., Class
A (Health Care)* 1,252
41,717 Topsports International
Holdings Ltd. (Consumer
Discretionary)
(a)
27,195
14,402 TravelSky Technology
Ltd., Class H (Consumer
Discretionary) 18,888
1,794 Trina Solar Co. Ltd., Class A
(Information Technology) 5,448
8,022 Trip.com Group Ltd. ADR
(Consumer Discretionary)* 413,213
2,900 Tsinghua Tongfang Co.
Ltd., Class A (Information
Technology)* 2,286
458 Tsingtao Brewery Co. Ltd.,
Class A (Consumer Staples) 4,892
8,800 Tsingtao Brewery Co. Ltd.,
Class H (Consumer Staples) 62,147
583 Unigroup Guoxin
Microelectronics Co. Ltd., Class
A (Information Technology)* 4,441
18,623 Uni-President China Holdings
Ltd. (Consumer Staples) 16,330
2,349 Unisplendour Corp. Ltd., Class
A (Information Technology)* 7,117
843 Universal Scientific Industrial
Shanghai Co. Ltd., Class A
(Information Technology)* 1,762
700 Venustech Group, Inc., Class A
(Information Technology) 1,756
712 Verisilicon Microelectronics
Shanghai Co. Ltd., Class A
(Information Technology)* 3,122

GOLDMAN SACHS MARKETBETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
4,952 Vipshop Holdings Ltd. ADR
(Consumer Discretionary) $ 79,579
1,268 Walvax Biotechnology Co. Ltd.,
Class A (Health Care) 2,331
1,800 Wanda Film Holding Co. Ltd.,
Class A (Communication
Services)* 3,252
1,000 Wangfujing Group Co.
Ltd., Class A (Consumer
Discretionary) 1,813
2,665 Wanhua Chemical Group Co.
Ltd., Class A (Materials) 32,103
63,180 Want Want China Holdings Ltd.
(Consumer Staples) 38,037
1,068 Weibo Corp. ADR
(Communication Services) 9,452
6,512 Weichai Power Co. Ltd., Class
A (Industrials) 14,255
28,645 Weichai Power Co. Ltd., Class
H (Industrials) 51,187
859 Weihai Guangwei Composites
Co. Ltd., Class A (Materials)* 3,079
5,822 Wens Foodstuffs Group Co.
Ltd., Class A (Consumer
Staples) 17,151
2,068 Western Mining Co. Ltd., Class
A (Materials) 5,290
3,986 Western Securities Co. Ltd.,
Class A (Financials) 3,718
802 Western Superconducting
Technologies Co. Ltd., Class A
(Materials) 4,713
842 Will Semiconductor Co. Ltd.
Shanghai, Class A (Information
Technology) 10,893
864 Wingtech Technology Co.
Ltd., Class A (Information
Technology)* 3,628
440 Winner Medical Co. Ltd., Class
A (Health Care) 1,805
1,800 Winning Health Technology
Group Co. Ltd., Class A (Health
Care) 1,536
19,800 Wintime Energy Group Co.
Ltd., Class A (Utilities)* 3,460
4,400 Wuchan Zhongda Group Co.
Ltd., Class A (Consumer
Discretionary) 2,906
3,677 Wuhan Guide Infrared Co.
Ltd., Class A (Information
Technology) 3,314
300 Wuhan Jingce Electronic Group
Co. Ltd., Class A (Information
Technology) 2,536
3,327 Wuliangye Yibin Co. Ltd., Class
A (Consumer Staples) 67,154
1,786 WUS Printed Circuit Kunshan
Co. Ltd., Class A (Information
Technology) 7,679
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
1,938 WuXi AppTec Co. Ltd., Class A
(Health Care) $ 11,229
5,240 WuXi AppTec Co. Ltd., Class H
(Health Care)
(a)
22,806
52,017 Wuxi Biologics Cayman, Inc.
(Health Care)*
(a)
74,069
1,305 Wuxi Lead Intelligent
Equipment Co. Ltd., Class A
(Industrials) 3,589
2,819 WuXi XDC Cayman, Inc.
(Health Care)* 5,520
9,053 XCMG Construction Machinery
Co. Ltd., Class A (Industrials) 9,031
2,349 Xiamen C & D, Inc., Class A
(Industrials) 3,109
181 Xiamen Faratronic Co.
Ltd., Class A (Information
Technology) 2,117
1,124 Xiamen Tungsten Co. Ltd.,
Class A (Materials) 2,943
1,800 Xiangcai Co. Ltd., Class A
(Real Estate) 1,647
1,000 Xiangtan Electric
Manufacturing Co. Ltd., Class
A (Industrials)* 1,574
226,289 Xiaomi Corp., Class B
(Information Technology)*
(a)
505,606
7,300 Xinhu Zhongbao Co. Ltd., Class
A (Real Estate) 2,129
1,344 Xinjiang Daqo New Energy
Co. Ltd., Class A (Information
Technology)* 4,950
68,115 Xinyi Solar Holdings Ltd.
(Information Technology) 44,752
15,394 XPeng, Inc., Class A (Consumer
Discretionary)* 63,655
900 Xuji Electric Co. Ltd., Class A
(Industrials) 3,674
17,450 Yadea Group Holdings Ltd.
(Consumer Discretionary)
(a)
27,837
562 Yangzhou Yangjie Electronic
Technology Co. Ltd., Class A
(Information Technology) 2,805
2,889 Yankuang Energy Group Co.
Ltd., Class A (Energy) 10,013
30,925 Yankuang Energy Group Co.
Ltd., Class H (Energy) 77,161
562 Yantai Jereh Oilfield Services
Group Co. Ltd., Class A
(Energy) 2,701
734 Yealink Network Technology
Corp. Ltd., Class A
(Information Technology) 3,746
847 Yifeng Pharmacy Chain Co.
Ltd., Class A (Consumer
Staples) 5,251
1,424 Yihai Kerry Arawana Holdings
Co. Ltd., Class A (Consumer
Staples) 5,894

GOLDMAN SACHS MARKETBETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
2,349 Yintai Gold Co. Ltd., Class A
(Materials) $ 6,254
8,100 Yonghui Superstores Co. Ltd.,
Class A (Consumer Staples)* 2,931
305 YongXing Special Materials
Technology Co. Ltd., Class A
(Materials) 1,805
2,752 Yonyou Network Technology
Co. Ltd., Class A (Information
Technology)* 4,260
4,100 Youngor Fashion Co. Ltd., Class
A (Real Estate) 4,485
2,349 YTO Express Group Co. Ltd.,
Class A (Industrials) 5,239
24,422 Yuexiu Property Co. Ltd. (Real
Estate) 17,700
2,730 Yunda Holding Co. Ltd., Class
A (Industrials) 3,336
2,730 Yunnan Aluminium Co. Ltd.,
Class A (Materials) 5,428
1,563 Yunnan Baiyao Group Co. Ltd.,
Class A (Health Care) 11,372
181 Yunnan Botanee Bio-
Technology Group Co. Ltd.,
Class A (Consumer Staples)* 1,330
4,400 Yunnan Chihong
Zinc&Germanium Co. Ltd.,
Class A (Materials) 3,481
1,700 Yunnan Copper Co. Ltd., Class
A (Materials) 3,183
839 Yunnan Energy New Material
Co. Ltd., Class A (Materials) 4,568
1,305 Yunnan Tin Co. Ltd., Class A
(Materials) 3,017
1,305 Yunnan Yuntianhua Co. Ltd.,
Class A (Materials) 3,722
1,800 Yutong Bus Co. Ltd., Class A
(Industrials) 6,031
12,840 Zai Lab Ltd. (Health Care)* 24,028
1,124 Zangge Mining Co. Ltd., Class
A (Materials) 4,035
505 Zhangzhou Pientzehuang
Pharmaceutical Co. Ltd., Class
A (Health Care) 15,773
21,622 Zhaojin Mining Industry Co.
Ltd., Class H (Materials) 38,030
3,954 Zhefu Holding Group Co. Ltd.,
Class A (Industrials) 1,719
4,665 Zhejiang Century Huatong
Group Co. Ltd., Class A
(Communication Services)* 2,574
4,400 Zhejiang China Commodities
City Group Co. Ltd., Class A
(Consumer Discretionary)* 4,771
1,926 Zhejiang Chint Electrics Co.
Ltd., Class A (Industrials) 5,663
2,356 Zhejiang Dahua Technology
Co. Ltd., Class A (Information
Technology) 5,313
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
181 Zhejiang Dingli Machinery Co.
Ltd., Class A (Industrials) $ 1,583
19,683 Zhejiang Expressway Co. Ltd.,
Class H (Industrials) 12,856
1,300 Zhejiang Hailiang Co. Ltd.,
Class A (Materials) 1,536
1,124 Zhejiang Huahai
Pharmaceutical Co. Ltd., Class
A (Health Care) 2,682
1,142 Zhejiang Huayou Cobalt Co.
Ltd., Class A (Materials) 4,525
1,124 Zhejiang Jingsheng Mechanical
& Electrical Co. Ltd., Class A
(Information Technology) 4,963
2,900 Zhejiang Jinke Tom Culture
Industry Co. Ltd., Class A
(Communication Services)* 1,528
562 Zhejiang Jiuzhou
Pharmaceutical Co. Ltd., Class
A (Health Care) 1,167
2,349 Zhejiang Juhua Co. Ltd., Class
A (Materials) 7,686
9,771 Zhejiang Leapmotor
Technology Co. Ltd. (Consumer
Discretionary)*
(a)
35,595
2,600 Zhejiang Longsheng Group Co.
Ltd., Class A (Materials) 3,162
2,370 Zhejiang NHU Co. Ltd., Class
A (Health Care) 6,186
3,011 Zhejiang Sanhua Intelligent
Controls Co. Ltd., Class A
(Industrials) 9,537
700 Zhejiang Shuanghuan Driveline
Co. Ltd., Class A (Consumer
Discretionary)* 2,199
181 Zhejiang Supor Co. Ltd., Class
A (Consumer Discretionary) 1,322
1,800 Zhejiang Wanfeng Auto Wheel
Co. Ltd., Class A (Consumer
Discretionary) 3,712
1,116 Zhejiang Weiming Environment
Protection Co. Ltd., Class A
(Industrials) 3,323
1,305 Zhejiang Weixing New Building
Materials Co. Ltd., Class A
(Industrials) 3,056
10,600 Zhejiang Zheneng Electric
Power Co. Ltd., Class A
(Utilities)* 9,772
1,000 Zhengzhou Coal Mining
Machinery Group Co. Ltd.,
Class A (Industrials) 2,241
3,567 Zhengzhou Coal Mining
Machinery Group Co. Ltd.,
Class H (Industrials) 5,763
3,691 Zheshang Securities Co. Ltd.,
Class A (Financials) 5,571

GOLDMAN SACHS MARKETBETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
10,374 ZhongAn Online P&C
Insurance Co. Ltd., Class H
(Financials)*
(a)
$ 17,636
712 Zhongfu Shenying Carbon Fiber
Co. Ltd., Class A (Materials) 2,564
562 Zhongji Innolight Co.
Ltd., Class A (Information
Technology) 12,161
4,100 Zhongjin Gold Corp. Ltd., Class
A (Materials) 8,135
10,990 Zhongsheng Group Holdings
Ltd. (Consumer Discretionary) 19,863
5,378 Zhongtai Securities Co. Ltd.,
Class A (Financials) 4,632
859 Zhuhai CosMX Battery Co.
Ltd., Class A (Industrials) 1,689
1,800 Zhuhai Huafa Properties Co.
Ltd., Class A (Real Estate)* 1,771
578 Zhuzhou CRRC Times Electric
Co. Ltd., Class A (Industrials) 3,818
7,629 Zhuzhou CRRC Times Electric
Co. Ltd., Class H (Industrials) 29,791
2,349 Zhuzhou Kibing Group Co.
Ltd., Class A (Industrials) 2,443
17,867 Zijin Mining Group Co. Ltd.,
Class A (Materials) 42,799
81,568 Zijin Mining Group Co. Ltd.,
Class H (Materials) 172,450
7,433 ZJLD Group, Inc. (Consumer
Staples)*
(a)
9,881
7,039 Zoomlion Heavy Industry
Science and Technology Co.
Ltd., Class A (Industrials) 7,777
20,493 Zoomlion Heavy Industry
Science and Technology Co.
Ltd., Class H (Industrials) 14,643
3,673 ZTE Corp., Class A
(Information Technology)* 13,625
11,800 ZTE Corp., Class H
(Information Technology)* 24,223
5,737 ZTO Express Cayman, Inc.
ADR (Industrials) 130,746
28,075,735
Colombia – 0.1%
3,556 Bancolombia SA (Financials) 32,976
70,958 Ecopetrol SA (Energy) 43,257
41,918 Grupo Energia Bogota SA ESP
(Utilities) 27,557
6,669 Interconexion Electrica SA ESP
(Utilities) 32,972
136,762
Czech Republic – 0.1%
2,302 CEZ AS (Utilities) 95,941
1,113 Komercni Banka AS
(Financials) 38,048
133,989
Shares Description Value
a
Common Stocks – (continued)
Egypt – 0.1%
4,298 Abou Kir Fertilizers &
Chemical Industries (Materials) $ 5,637
33,675 Commercial International Bank
- Egypt (CIB) (Financials) 55,710
14,148 Eastern Co. SAE (Consumer
Staples) 8,261
14,617 EFG Holding S.A.E.
(Financials)* 4,762
6,588 E-Finance for Digital &
Financial Investments
(Financials) 3,378
7,281 ElSewedy Electric Co.
(Industrials) 6,856
2,782 Ezz Steel Co. SAE (Materials)* 4,449
4,613 Misr Fertilizers Production Co.
SAE (Materials) 4,294
13,237 Talaat Moustafa Group (Real
Estate) 15,144
7,475 Telecom Egypt Co.
(Communication Services) 4,877
113,368
Greece – 0.5%
29,709 Alpha Services and Holdings
SA (Financials)* 50,023
1,049 Athens International Airport SA
(Industrials) 9,406
34,482 Eurobank Ergasias Services and
Holdings SA (Financials)* 75,317
2,644 Hellenic Telecommunications
Organization SA
(Communication Services) 38,577
1,574 JUMBO SA (Consumer
Discretionary) 45,111
870 Motor Oil Hellas Corinth
Refineries SA (Energy) 24,613
1,481 Mytilineos SA (Industrials) 58,877
8,038 National Bank of Greece SA
(Financials)* 69,634
2,894 OPAP SA (Consumer
Discretionary) 46,026
9,116 Piraeus Financial Holdings SA
(Financials)* 35,706
3,099 Public Power Corp. SA
(Utilities)* 37,747
1,064 Star Bulk Carriers Corp.
(Industrials) 28,813
818 Terna Energy SA (Utilities) 16,171
536,021
Hong Kong – 0.1%
81,964 J&T Global Express Ltd.
(Industrials)* 79,938
1,979 Orient Overseas International
Ltd. (Industrials) 33,593
113,531
Hungary – 0.2%
6,616 MOL Hungarian Oil & Gas
PLC (Energy) 51,374
3,357 OTP Bank Nyrt (Financials) 161,733

GOLDMAN SACHS MARKETBETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Hungary – (continued)
2,086 Richter Gedeon Nyrt (Health
Care) $ 52,833
265,940
India – 20.1%
768 ABB India Ltd. (Industrials) 76,532
1,022 ACC Ltd. (Materials) 31,177
4,105 Adani Energy Solutions Ltd.
(Utilities)* 55,218
4,452 Adani Enterprises Ltd.
(Industrials) 181,947
4,405 Adani Green Energy Ltd.
(Utilities)* 100,709
10,337 Adani Ports & Special
Economic Zone Ltd.
(Industrials) 178,006
14,247 Adani Power Ltd. (Utilities)* 129,001
4,165 Adani Total Gas Ltd. (Utilities) 51,858
2,490 Adani Wilmar Ltd. (Consumer
Staples)* 10,612
6,916 Aditya Birla Capital Ltd.
(Financials)* 18,547
463 Alkem Laboratories Ltd.
(Health Care) 26,683
8,947 Ambuja Cements Ltd.
(Materials) 67,962
2,444 APL Apollo Tubes Ltd.
(Materials) 44,063
1,445 Apollo Hospitals Enterprise
Ltd. (Health Care) 101,084
21,519 Ashok Leyland Ltd.
(Industrials) 57,747
5,808 Asian Paints Ltd. (Materials) 200,476
1,782 Astral Ltd. (Industrials) 44,765
6,864 AU Small Finance Bank Ltd.
(Financials)
(a)
53,706
4,224 Aurobindo Pharma Ltd. (Health
Care) 60,001
2,068 Avenue Supermarts Ltd.
(Consumer Staples)*
(a)
106,586
32,582 Axis Bank Ltd. (Financials) 453,631
969 Bajaj Auto Ltd. (Consumer
Discretionary) 105,463
3,868 Bajaj Finance Ltd. (Financials) 310,367
5,454 Bajaj Finserv Ltd. (Financials) 99,879
409 Bajaj Holdings & Investment
Ltd. (Financials) 38,971
1,218 Balkrishna Industries Ltd.
(Consumer Discretionary) 44,506
11,394 Bandhan Bank Ltd.
(Financials)
(a)
25,703
15,259 Bank of Baroda (Financials) 48,425
12,991 Bank of India (Financials) 20,030
13,678 Bank of Maharashtra
(Financials) 11,315
3,663 Berger Paints India Ltd.
(Materials) 20,186
50,958 Bharat Electronics Ltd.
(Industrials) 180,673
Shares Description Value
a
Common Stocks – (continued)
India – (continued)
3,636 Bharat Forge Ltd. (Consumer
Discretionary) $ 67,716
18,919 Bharat Heavy Electricals Ltd.
(Industrials) 67,747
13,720 Bharat Petroleum Corp. Ltd.
(Energy) 103,190
32,761 Bharti Airtel Ltd.
(Communication Services) 538,780
6,713 Biocon Ltd. (Health Care) 24,871
127 Bosch Ltd. (Consumer
Discretionary) 46,244
1,699 Britannia Industries Ltd.
(Consumer Staples)* 105,431
25,885 Canara Bank (Financials) 36,593
9,355 CG Power & Industrial
Solutions Ltd. (Industrials) 72,114
5,956 Cholamandalam Investment and
Finance Co. Ltd. (Financials) 88,557
7,663 Cipla Ltd. (Health Care) 132,859
29,781 Coal India Ltd. (Energy) 175,251
1,987 Colgate-Palmolive India Ltd.
(Consumer Staples) 63,257
4,022 Container Corp. Of India Ltd.
(Industrials) 51,791
1,938 Cummins India Ltd.
(Industrials) 82,453
8,856 Dabur India Ltd. (Consumer
Staples) 57,833
1,217 Dalmia Bharat Ltd. (Materials) 25,889
1,117 Deepak Nitrite Ltd. (Materials) 29,324
5,512 Delhivery Ltd. (Industrials)* 25,430
1,804 Divi's Laboratories Ltd. (Health
Care) 93,088
8,840 DLF Ltd. (Real Estate) 86,381
1,736 Dr. Reddy's Laboratories Ltd.
(Health Care) 120,456
1,983 Eicher Motors Ltd. (Consumer
Discretionary) 112,451
9,111 Embassy Office Parks REIT
(Real Estate) 38,188
15,359 FSN E-Commerce Ventures Ltd.
(Consumer Discretionary)* 30,213
38,482 GAIL India Ltd. (Utilities) 94,187
3,666 General Insurance Corp. of
India (Financials)
(a)
15,640
918 Gland Pharma Ltd. (Health
Care)*
(a)
20,238
35,386 GMR Airports Infrastructure
Ltd. (Industrials)* 35,864
5,545 Godrej Consumer Products Ltd.
(Consumer Staples) 84,389
1,729 Godrej Properties Ltd. (Real
Estate)* 57,557
4,675 Grasim Industries Ltd.
(Materials) 129,727
558 Gujarat Fluorochemicals Ltd.
(Materials) 20,309
2,695 Gujarat Gas Ltd. (Utilities) 17,801
3,132 Havells India Ltd. (Industrials) 71,566

GOLDMAN SACHS MARKETBETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
India – (continued)
15,112 HCL Technologies Ltd.
(Information Technology) $ 239,721
1,173 HDFC Asset Management Co.
Ltd. (Financials)
(a)
54,585
80,210 HDFC Bank Ltd. (Financials) 1,471,712
13,965 HDFC Life Insurance Co. Ltd.
(Financials)
(a)
91,992
1,859 Hero MotoCorp Ltd. (Consumer
Discretionary) 114,019
20,799 Hindalco Industries Ltd.
(Materials) 171,769
2,371 Hindustan Aeronautics Ltd.
(Industrials) 141,282
9,126 Hindustan Petroleum Corp. Ltd.
(Energy) 58,749
12,769 Hindustan Unilever Ltd.
(Consumer Staples) 356,286
32 Honeywell Automation India
Ltd. (Information Technology) 19,714
73,872 ICICI Bank Ltd. (Financials) 992,128
3,365 ICICI Lombard General
Insurance Co. Ltd. (Financials)
(a)
63,725
5,751 ICICI Prudential Life Insurance
Co. Ltd. (Financials)
(a)
37,580
53,513 IDFC First Bank Ltd.
(Financials)* 48,980
3,564 Indian Bank (Financials) 24,231
12,091 Indian Hotels Co. Ltd.
(Consumer Discretionary) 80,741
53,493 Indian Oil Corp. Ltd. (Energy) 104,075
4,522 Indian Railway Catering &
Tourism Corp. Ltd. (Industrials) 55,277
26,298 Indian Railway Finance Corp.
Ltd. (Financials)
(a)
56,017
5,241 Indraprastha Gas Ltd. (Utilities) 27,749
12,515 Indus Towers Ltd.
(Communication Services)* 52,199
8,193 IndusInd Bank Ltd. (Financials) 143,486
982 Info Edge India Ltd.
(Communication Services) 67,024
51,210 Infosys Ltd. (Information
Technology) 863,140
1,582 InterGlobe Aviation Ltd.
(Industrials)*
(a)
79,394
42,557 ITC Ltd. (Consumer Staples) 217,421
4,939 Jindal Stainless Ltd. (Materials) 46,951
5,700 Jindal Steel & Power Ltd.
(Materials) 70,209
48,371 Jio Financial Services Ltd.
(Financials)* 199,548
5,549 JSW Energy Ltd. (Utilities) 40,751
3,596 JSW Infrastructure Ltd.
(Industrials)* 12,194
13,530 JSW Steel Ltd. (Materials) 142,730
5,851 Jubilant Foodworks Ltd.
(Consumer Discretionary) 34,627
15,590 Kotak Mahindra Bank Ltd.
(Financials) 313,850
Shares Description Value
a
Common Stocks – (continued)
India – (continued)
362 L&T Technology Services Ltd.
(Industrials)
(a)
$ 19,476
9,610 Larsen & Toubro Ltd.
(Industrials) 422,445
3,159 Life Insurance Corp. of India
(Financials) 38,326
306 Linde India Ltd. (Materials) 31,929
1,313 LTIMindtree Ltd. (Information
Technology)
(a)
73,961
3,428 Lupin Ltd. (Health Care) 64,992
3,878 Macrotech Developers Ltd.
(Real Estate)
(a)
64,018
7,052 Mahindra & Mahindra Financial
Services Ltd. (Financials) 22,608
12,641 Mahindra & Mahindra Ltd.
(Consumer Discretionary) 379,550
802 MakeMyTrip Ltd. (Consumer
Discretionary)* 60,623
507 Mankind Pharma Ltd. (Health
Care)* 12,997
7,831 Marico Ltd. (Consumer Staples) 55,873
1,876 Maruti Suzuki India Ltd.
(Consumer Discretionary) 278,672
3,309 Max Financial Services Ltd.
(Financials)* 36,398
10,561 Max Healthcare Institute Ltd.
(Health Care) 95,120
456 Mazagon Dock Shipbuilders
Ltd. (Industrials) 17,394
1,271 Mphasis Ltd. (Information
Technology) 34,780
33 MRF Ltd. (Consumer
Discretionary) 49,589
1,521 Muthoot Finance Ltd.
(Financials) 30,676
5,142 Nestle India Ltd. (Consumer
Staples) 145,067
41,351 NHPC Ltd. (Utilities) 53,131
17,239 NMDC Ltd. (Materials) 53,728
67,501 NTPC Ltd. (Utilities) 290,314
1,835 Oberoi Realty Ltd. (Real Estate) 40,002
55,248 Oil & Natural Gas Corp. Ltd.
(Energy) 174,968
5,179 Oil India Ltd. (Energy) 39,442
4,231 One 97 Communications Ltd.
(Financials)* 18,286
355 Oracle Financial Services
Software Ltd. (Information
Technology) 31,706
75 Page Industries Ltd. (Consumer
Discretionary) 32,306
1,073 Patanjali Foods Ltd. (Consumer
Staples) 18,384
3,556 PB Fintech Ltd. (Financials)* 55,143
1,424 Persistent Systems Ltd.
(Information Technology) 58,182
8,763 Petronet LNG Ltd. (Energy) 31,216
1,341 Phoenix Mills Ltd. (The) (Real
Estate) 49,797

GOLDMAN SACHS MARKETBETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
India – (continued)
1,218 PI Industries Ltd. (Materials) $ 51,651
2,174 Pidilite Industries Ltd.
(Materials) 77,340
661 Polycab India Ltd. (Industrials) 53,386
20,717 Power Finance Corp. Ltd.
(Financials) 122,223
64,571 Power Grid Corp. of India Ltd.
(Utilities) 239,807
1,974 Prestige Estates Projects Ltd.
(Real Estate) 37,780
150 Procter & Gamble Hygiene &
Health Care Ltd. (Consumer
Staples) 28,701
31,845 Punjab National Bank
(Financials) 49,386
8,344 Rail Vikas Nigam Ltd.
(Industrials) 38,156
17,793 REC Ltd. (Financials) 114,629
48,864 Reliance Industries Ltd.
(Energy) 1,674,710
30,730 Samvardhana Motherson
International Ltd. (Consumer
Discretionary) 55,683
4,379 SBI Cards & Payment Services
Ltd. (Financials) 36,308
6,361 SBI Life Insurance Co. Ltd.
(Financials)
(a)
105,652
615 Schaeffler India Ltd.
(Industrials) 31,251
141 Shree Cement Ltd. (Materials) 41,691
3,410 Shriram Finance Ltd.
(Financials) 96,169
1,270 Siemens Ltd. (Industrials) 106,016
10,178 SJVN Ltd. (Utilities) 17,034
362 Solar Industries India Ltd.
(Materials) 40,638
4,122 Sona Blw Precision Forgings
Ltd. (Consumer Discretionary)
(a)
32,153
2,083 SRF Ltd. (Materials) 55,184
25,467 State Bank of India (Financials) 253,339
21,673 Steel Authority of India Ltd.
(Materials) 41,154
15,381 Sun Pharmaceutical Industries
Ltd. (Health Care) 268,993
915 Sundaram Finance Ltd.
(Financials) 46,999
865 Supreme Industries Ltd.
(Materials) 54,691
145,737 Suzlon Energy Ltd.
(Industrials)* 83,195
1,685 Tata Communications Ltd.
(Communication Services) 35,898
14,456 Tata Consultancy Services Ltd.
(Information Technology) 635,755
8,857 Tata Consumer Products Ltd.
(Consumer Staples) 112,501
513 Tata Elxsi Ltd. (Information
Technology) 42,679
Shares Description Value
a
Common Stocks – (continued)
India – (continued)
24,624 Tata Motors Ltd. (Consumer
Discretionary) $ 272,285
6,556 Tata Motors Ltd., Class A
(Consumer Discretionary) 48,574
24,213 Tata Power Co. Ltd. (The)
(Utilities) 126,691
119,079 Tata Steel Ltd. (Materials) 238,525
711 Tata Technologies Ltd.
(Information Technology)* 8,775
8,868 Tech Mahindra Ltd.
(Information Technology) 130,511
436 Thermax Ltd. (Industrials) 28,230
5,307 Titan Co. Ltd. (Consumer
Discretionary) 206,116
1,321 Torrent Pharmaceuticals Ltd.
(Health Care) 42,667
2,305 Torrent Power Ltd. (Utilities) 41,471
2,587 Trent Ltd. (Consumer
Discretionary) 141,300
1,437 Tube Investments of India Ltd.
(Consumer Discretionary) 61,577
3,272 TVS Motor Co. Ltd. (Consumer
Discretionary) 85,425
1,641 UltraTech Cement Ltd.
(Materials) 194,933
21,873 Union Bank of India Ltd.
(Financials) 41,966
986 United Breweries Ltd.
(Consumer Staples) 21,976
4,242 United Spirits Ltd. (Consumer
Staples) 58,921
7,786 UPL Ltd. (Materials) 47,460
6,628 Varun Beverages Ltd.
(Consumer Staples) 113,294
562 Vedant Fashions Ltd.
(Consumer Discretionary) 7,024
19,656 Vedanta Ltd. (Materials) 105,967
119,486 Vodafone Idea Ltd.
(Communication Services)* 21,830
3,459 Voltas Ltd. (Industrials) 56,345
20,037 Wipro Ltd. (Information
Technology) 105,188
190,254 Yes Bank Ltd. (Financials)* 52,423
86,341 Zomato Ltd. (Consumer
Discretionary)* 185,309
3,809 Zydus Lifesciences Ltd. (Health
Care) 45,639
22,325,343
Indonesia – 1.7%
165,022 Adaro Energy Indonesia Tbk PT
(Energy) 28,130
100,320 Adaro Minerals Indonesia Tbk
PT (Materials)* 8,952
182,667 Amman Mineral Internasional
PT (Materials)* 135,736
130,266 Aneka Tambang Tbk (Materials) 11,744
288,056 Astra International Tbk PT
(Industrials) 76,047

GOLDMAN SACHS MARKETBETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Indonesia – (continued)
746,207 Bank Central Asia Tbk PT
(Financials) $ 424,764
518,506 Bank Mandiri Persero Tbk PT
(Financials) 188,257
206,751 Bank Negara Indonesia Persero
Tbk PT (Financials) 55,982
1,002,712 Bank Rakyat Indonesia Persero
Tbk PT (Financials) 267,801
402,522 Barito Pacific Tbk PT
(Materials) 26,381
223,925 Barito Renewables Energy Tbk
PT (Utilities) 113,340
103,006 Chandra Asri Pacific Tbk PT
(Materials) 58,159
113,080 Charoen Pokphand Indonesia
Tbk PT (Consumer Staples) 36,186
189,058 Dayamitra Telekomunikasi PT
(Communication Services)* 7,097
11,307,051 GoTo Gojek Tokopedia Tbk PT
(Consumer Discretionary)* 45,228
7,127 Gudang Garam Tbk PT
(Consumer Staples) 8,201
32,898 Indah Kiat Pulp & Paper Tbk
PT (Materials)* 18,423
35,456 Indofood CBP Sukses Makmur
Tbk PT (Consumer Staples) 21,274
68,465 Indofood Sukses Makmur Tbk
PT (Consumer Staples) 24,753
20,400 Indosat Tbk PT
(Communication Services)* 12,805
284,651 Kalbe Farma Tbk PT (Health
Care) 26,100
51,021 Mayora Indah Tbk PT
(Consumer Staples) 7,127
155,906 Merdeka Battery Materials Tbk
PT (Materials)* 6,428
185,780 Merdeka Copper Gold Tbk PT
(Materials)* 30,868
23,808 Pantai Indah Kapuk Dua Tbk
PT (Materials)* 7,509
300,430 Sarana Menara Nusantara Tbk
PT (Communication Services) 12,757
50,048 Semen Indonesia Persero Tbk
PT (Materials) 10,749
283,490 Sumber Alfaria Trijaya Tbk PT
(Consumer Staples) 46,231
677,158 Telkom Indonesia Persero Tbk
PT (Communication Services) 120,847
117,963 Trimegah Bangun Persada Tbk
PT (Materials) 7,295
88,768 Unilever Indonesia Tbk PT
(Consumer Staples) 17,043
21,167 United Tractors Tbk PT
(Energy) 28,754
31,588 Vale Indonesia Tbk PT
(Materials)* 9,661
1,900,629
Shares Description Value
a
Common Stocks – (continued)
Kazakhstan – –%
1,389 Polymetal International PLC
(Materials)*
(c)
$ —
Kuwait – 0.8%
45,582 Agility Global PLC (Industrials) 15,637
22,791 Agility Public Warehousing Co.
KSC (Industrials) 21,755
20,598 Boubyan Bank KSCP
(Financials) 38,854
32,958 Gulf Bank KSCP (Financials) 27,273
174,057 Kuwait Finance House KSCP
(Financials) 413,949
10,358 Mabanee Co KPSC (Real
Estate) 28,008
31,442 Mobile Telecommunications
Co. KSCP (Communication
Services) 45,890
111,815 National Bank of Kuwait SAKP
(Financials) 312,186
903,552
Luxembourg – 0.1%
2,033 Reinet Investments SCA
(Financials) 51,119
Mexico – 2.5%
451,972 America Movil SAB de CV,
Series B (Communication
Services) 416,630
6,652 Arca Continental SAB de CV
(Consumer Staples) 67,505
26,449 Becle SAB de CV (Consumer
Staples) 48,575
215,675 Cemex SAB de CV, Series CPO
(Materials)* 161,502
7,485 Coca-Cola Femsa SAB de CV
(Consumer Staples) 69,484
2,817 El Puerto de Liverpool SAB de
CV (Consumer Discretionary) 21,160
40,940 Fibra Uno Administracion SA
de CV REIT (Real Estate) 58,144
30,835 Fomento Economico Mexicano
SAB de CV (Consumer Staples) 351,754
2,650 Gruma SAB de CV, Class B
(Consumer Staples) 51,171
5,405 Grupo Aeroportuario del
Pacifico SAB de CV, Class B
(Industrials) 101,178
2,595 Grupo Aeroportuario del
Sureste SAB de CV, Class B
(Industrials) 86,821
20,088 Grupo Bimbo SAB de CV,
Series A (Consumer Staples) 75,259
6,977 Grupo Carso SAB de CV, Series
A1 (Industrials) 53,620
6,664 Grupo Comercial Chedraui SA
de CV (Consumer Staples) 49,061
769 Grupo Elektra SAB DE CV
(Financials) 49,575

GOLDMAN SACHS MARKETBETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Mexico – (continued)
41,141 Grupo Financiero Banorte SAB
de CV, Class O (Financials) $ 389,300
27,945 Grupo Financiero Inbursa SAB
de CV, Class O (Financials)* 74,707
44,560 Grupo Mexico SAB de CV,
Series B (Materials) 274,046
2,802 Industrias Penoles SAB de CV
(Materials)* 44,120
22,839 Kimberly-Clark de Mexico
SAB de CV, Class A (Consumer
Staples) 47,664
13,687 Orbia Advance Corp. SAB de
CV (Materials) 22,200
11,010 Prologis Property Mexico SA de
CV REIT (Real Estate) 44,580
71,079 Wal-Mart de Mexico SAB de
CV (Consumer Staples) 265,877
2,823,933
Philippines – 0.6%
3,585 Ayala Corp. (Industrials) 36,450
86,936 Ayala Land, Inc. (Real Estate) 38,996
30,018 Bank of the Philippine Islands
(Financials) 61,657
31,040 BDO Unibank, Inc. (Financials) 68,954
11,596 International Container
Terminal Services, Inc.
(Industrials) 67,690
45,912 JG Summit Holdings, Inc.
(Industrials) 24,321
7,077 Jollibee Foods Corp. (Consumer
Discretionary) 26,170
4,537 Manila Electric Co. (Utilities) 28,469
28,005 Metropolitan Bank & Trust Co.
(Financials) 29,694
1,294 PLDT, Inc. (Communication
Services) 32,726
7,144 SM Investments Corp.
(Industrials) 106,208
168,187 SM Prime Holdings, Inc. (Real
Estate) 77,455
13,747 Universal Robina Corp.
(Consumer Staples) 25,135
623,925
Qatar – 0.7%
50,509 Commercial Bank PSQC (The)
(Financials) 53,824
26,503 Dukhan Bank (Financials) 25,789
28,348 Industries Qatar QSC
(Industrials) 89,926
98,404 Masraf Al Rayan QSC
(Financials) 62,242
67,348 Mesaieed Petrochemical
Holding Co. (Materials) 31,815
10,479 Ooredoo QPSC
(Communication Services) 27,126
7,279 Qatar Electricity & Water Co.
QSC (Utilities) 29,848
8,795 Qatar Fuel QSC (Energy) 32,489
Shares Description Value
a
Common Stocks – (continued)
Qatar – (continued)
52,956 Qatar Gas Transport Co. Ltd.
(Energy) $ 57,625
16,640 Qatar International Islamic
Bank QSC (Financials) 45,839
23,408 Qatar Islamic Bank (Financials) 110,579
63,348 Qatar National Bank QPSC
(Financials) 234,880
801,982
Russia – 0.0%
12,708 Alrosa PJSC (Materials)
(c)
—
801 Gazprom Neft PJSC (Energy)
(c)
—
49,291 Gazprom PJSC (Energy)*
(c)
—
26,300 GMK Norilskiy Nickel PAO
(Materials)
(c)
—
1,413 LUKOIL PJSC (Energy)
(c)
—
4,560 Mobile TeleSystems PJSC
(Communication Services)
(c)
—
3,099 Novatek PJSC (Energy)
(c)
—
5,287 Novolipetsk Steel PJSC
(Materials)
(c)
—
780 PIK-Spetsializirovannyy
Zastroyshchik PAO (Consumer
Discretionary)*
(c)
—
128 Polyus PJSC (Materials)*
(c)
—
5,078 Rosneft Oil Co. PJSC
(Energy)
(c)
—
44,370 Sberbank of Russia PJSC
(Financials)*
(c)
—
969 Severstal PAO (Materials)*
(c)
—
146,300 Surgutneftegas PJSC (Energy)
(c)
—
6,047 Tatneft PJSC (Energy)
(c)
—
6,503 United Co RUSAL International
PJSC (Materials)*
(c)
—
1,289 Yandex NV, Class A
(Communication Services)*
(c)
—
—
Saudi Arabia – 3.6%
1,902 ACWA Power Co. (Utilities) 204,059
5,442 Ades Holding Co. (Energy)* 26,204
1,986 Advanced Petrochemical Co.
(Materials)* 21,233
27,965 Al Rajhi Bank (Financials) 567,397
17,478 Alinma Bank (Financials) 142,594
3,669 Almarai Co. JSC (Consumer
Staples) 51,161
12,661 Arab National Bank (Financials) 66,500
361 Arabian Internet &
Co.mmunications Services Co.
(Information Technology) 25,410
8,739 Bank AlBilad (Financials) 75,607
7,166 Bank Al-Jazira (Financials)* 28,659
8,701 Banque Saudi Fransi
(Financials) 77,714
1,057 Bupa Arabia for Cooperative
Insurance Co. (Financials) 65,099
1,072 Co. for Cooperative Insurance
(The) (Financials) 37,556

GOLDMAN SACHS MARKETBETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Saudi Arabia – (continued)
1,227 Dr Sulaiman Al Habib Medical
Services Group Co. (Health
Care) $ 87,739
377 Elm Co. (Information
Technology) 80,090
5,383 Etihad Etisalat Co.
(Communication Services) 67,096
9,102 Jarir Marketing Co. (Consumer
Discretionary) 30,868
1,380 Mouwasat Medical Services Co.
(Health Care) 39,369
566 Nahdi Medical Co. (Consumer
Staples) 19,769
6,557 Rabigh Refining &
Petrochemical Co. (Energy)* 11,958
20,974 Riyad Bank (Financials) 136,445
3,328 SABIC Agri-Nutrients Co.
(Materials) 94,054
5,293 Sahara International
Petrochemical Co. (Materials) 42,124
342 SAL Saudi Logistics Services
(Industrials) 23,197
17,282 Saudi Arabian Mining Co.
(Materials)* 212,874
62,496 Saudi Arabian Oil Co.
(Energy)
(a)
483,212
760 Saudi Aramco Base Oil Co.
(Materials) 26,382
14,286 Saudi Awwal Bank (Financials) 145,880
12,841 Saudi Basic Industries Corp.
(Materials) 260,196
11,542 Saudi Electricity Co. (Utilities) 51,452
5,446 Saudi Industrial Investment
Group (Materials) 31,102
11,395 Saudi Kayan Petrochemical Co.
(Materials)* 24,214
41,947 Saudi National Bank (The)
(Financials) 378,571
459 Saudi Research & Media Group
(Communication Services)* 24,989
711 Saudi Tadawul Group Holding
Co. (Financials) 44,624
25,682 Saudi Telecom Co.
(Communication Services) 246,501
3,733 Savola Group (The) (Consumer
Staples)* 42,946
4,175 Yanbu National Petrochemical
Co. (Materials) 40,295
4,035,140
South Africa – 2.4%
11,498 Absa Group Ltd. (Financials) 91,098
819 Anglo American Platinum Ltd.
(Materials)
(b)
26,559
5,118 Aspen Pharmacare Holdings
Ltd. (Health Care) 63,164
4,765 Bid Corp. Ltd. (Consumer
Staples) 105,244
4,990 Bidvest Group Ltd. (The)
(Industrials) 65,099
Shares Description Value
a
Common Stocks – (continued)
South Africa – (continued)
1,390 Capitec Bank Holdings Ltd.
(Financials) $ 157,247
3,451 Clicks Group Ltd. (Consumer
Staples) 54,211
7,983 Discovery Ltd. (Financials) 46,509
3,612 Exxaro Resources Ltd.
(Energy)
(b)
34,807
71,391 FirstRand Ltd. (Financials) 246,470
12,551 Gold Fields Ltd. (Materials) 195,110
7,753 Harmony Gold Mining Co. Ltd.
(Materials) 70,379
13,080 Impala Platinum Holdings Ltd.
(Materials) 66,840
3,159 Investec Ltd. (Financials) 20,644
861 Kumba Iron Ore Ltd.
(Materials) 22,420
23,989 MTN Group Ltd.
(Communication Services) 104,556
4,780 MultiChoice Group
(Communication Services)* 28,575
2,574 Naspers Ltd., Class N
(Consumer Discretionary) 509,718
6,414 Nedbank Group Ltd.
(Financials) 77,837
4,986 Northam Platinum Holdings
Ltd. (Materials) 34,353
74,011 Old Mutual Ltd. (Financials) 41,787
12,666 OUTsurance Group Ltd.
(Financials) 26,943
24,010 Pepkor Holdings Ltd.
(Consumer Discretionary)
(a)
21,654
7,585 Remgro Ltd. (Financials) 48,626
24,263 Sanlam Ltd. (Financials) 91,291
8,702 Sasol Ltd. (Materials) 57,359
6,763 Shoprite Holdings Ltd.
(Consumer Staples) 89,691
42,475 Sibanye Stillwater Ltd.
(Materials) 53,264
19,271 Standard Bank Group Ltd.
(Financials) 183,401
8,896 Vodacom Group Ltd.
(Communication Services) 43,683
13,588 Woolworths Holdings Ltd.
(Consumer Discretionary) 39,297
2,717,836
South Korea – 11.0%
532 Alteogen, Inc. (Health Care)* 71,430
415 Amorepacific Corp. (Consumer
Staples) 58,209
401 AMOREPACIFIC Group
(Consumer Staples) 11,078
105 BGF retail Co. Ltd. (Consumer
Staples) 8,835
4,319 BNK Financial Group, Inc.
(Financials) 26,359
307 Celltrion Pharm, Inc. (Health
Care)* 19,779
2,163 Celltrion, Inc. (Health Care) 275,267

GOLDMAN SACHS MARKETBETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
South Korea – (continued)
1,022 Cheil Worldwide, Inc.
(Communication Services) $ 13,796
106 CJ CheilJedang Corp.
(Consumer Staples) 26,757
203 CJ Corp. (Industrials) 20,219
151 CJ ENM Co. Ltd.
(Communication Services)* 9,761
105 CJ Logistics Corp. (Industrials) 7,864
310 CosmoAM&T Co. Ltd.
(Information Technology)* 34,704
813 Coway Co. Ltd. (Consumer
Discretionary) 33,118
355 CS Wind Corp. (Industrials) 13,538
2,900 Daewoo Engineering &
Construction Co. Ltd.
(Industrials)* 7,656
554 DB HiTek Co. Ltd. (Information
Technology) 16,225
660 DB Insurance Co. Ltd.
(Financials) 49,337
402 DL E&C Co. Ltd. (Industrials) 9,872
463 Dongsuh Cos., Inc. (Consumer
Staples) 6,270
718 Doosan Bobcat, Inc.
(Industrials) 29,922
100 Doosan Co. Ltd. (Industrials) 14,878
6,124 Doosan Enerbility Co. Ltd.
(Industrials)* 92,000
617 Doosan Fuel Cell Co. Ltd.
(Industrials)* 10,918
301 Doosan Robotics, Inc.
(Industrials)* 15,740
665 Ecopro BM Co. Ltd.
(Industrials)* 91,881
1,415 Ecopro Co. Ltd. (Industrials)* 96,476
308 Ecopro Materials Co. Ltd.
(Industrials)* 17,663
257 E-MART, Inc. (Consumer
Staples) 11,379
153 Enchem Co. Ltd. (Materials)* 32,433
250 F&F Co. Ltd. (Consumer
Discretionary) 12,098
612 Fila Holdings Corp. (Consumer
Discretionary) 17,416
57 Green Cross Corp. (Health
Care) 4,722
663 GS Holdings Corp. (Industrials) 20,878
615 GS Retail Co. Ltd. (Consumer
Staples) 8,808
4,114 Hana Financial Group, Inc.
(Financials) 183,333
355 Hanjin Kal Corp. (Industrials) 16,333
1,017 Hankook Tire & Technology Co.
Ltd. (Consumer Discretionary) 32,209
101 Hanmi Pharm Co. Ltd. (Health
Care) 20,681
302 Hanmi Science Co. Ltd. (Health
Care) 6,882
Shares Description Value
a
Common Stocks – (continued)
South Korea – (continued)
614 Hanmi Semiconductor Co. Ltd.
(Information Technology) $ 71,708
2,393 Hanon Systems (Consumer
Discretionary) 8,659
149 Hansol Chemical Co. Ltd.
(Materials) 20,393
476 Hanwha Aerospace Co. Ltd.
(Industrials) 70,478
508 Hanwha Corp. (Industrials) 9,925
4,123 Hanwha Life Insurance Co. Ltd.
(Financials) 8,353
2,077 Hanwha Ocean Co. Ltd.
(Industrials)* 44,554
1,528 Hanwha Solutions Corp.
(Materials) 34,708
816 Hanwha Systems Co. Ltd.
(Industrials) 10,284
612 HD Hyundai Co. Ltd. (Energy) 30,367
303 HD Hyundai Electric Co. Ltd.
(Industrials) 65,872
301 HD Hyundai Heavy Industries
Co. Ltd. (Industrials)* 27,979
1,836 HD Hyundai Infracore Co. Ltd.
(Industrials)* 11,020
352 HD HYUNDAI MIPO
(Industrials)* 18,356
665 HD Korea Shipbuilding &
Offshore Engineering Co. Ltd.
(Industrials)* 62,631
404 Hite Jinro Co. Ltd. (Consumer
Staples) 5,865
463 HL Mando Co. Ltd. (Consumer
Discretionary) 14,513
1,658 HLB, Inc. (Health Care)* 73,287
4,236 HMM Co. Ltd. (Industrials) 55,071
413 Hotel Shilla Co. Ltd. (Consumer
Discretionary) 16,973
78 Hugel, Inc. (Health Care)* 10,760
292 HYBE Co. Ltd.
(Communication Services) 42,180
46 Hyosung Advanced Materials
Corp. (Materials) 12,359
34 Hyosung TNC Corp. (Materials) 9,860
101 Hyundai Autoever Corp.
(Information Technology) 10,796
306 Hyundai Elevator Co. Ltd.
(Industrials) 8,874
1,073 Hyundai Engineering &
Construction Co. Ltd.
(Industrials) 25,729
261 Hyundai Glovis Co. Ltd.
(Industrials) 33,837
869 Hyundai Marine & Fire
Insurance Co. Ltd. (Financials) 20,587
889 Hyundai Mobis Co. Ltd.
(Consumer Discretionary) 137,727
1,933 Hyundai Motor Co. (Consumer
Discretionary) 353,219

GOLDMAN SACHS MARKETBETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
South Korea – (continued)
1,022 Hyundai Rotem Co. Ltd.
(Industrials) $ 26,536
1,227 Hyundai Steel Co. (Materials) 26,276
3,760 Industrial Bank of Korea
(Financials) 37,368
407 JYP Entertainment Corp.
(Communication Services) 17,079
4,308 Kakao Corp. (Communication
Services) 134,727
557 Kakao Games Corp.
(Communication Services)* 8,589
3,049 KakaoBank Corp. (Financials) 48,998
312 Kakaopay Corp. (Financials)* 6,986
1,785 Kangwon Land, Inc. (Consumer
Discretionary) 19,222
5,326 KB Financial Group, Inc.
(Financials) 305,431
53 KCC Corp. (Materials) 11,254
201 KEPCO Engineering &
Construction Co., Inc.
(Industrials) 10,148
256 KEPCO Plant Service
& Engineering Co. Ltd.
(Industrials) 6,869
3,526 Kia Corp. (Consumer
Discretionary) 299,744
201 KIWOOM Securities Co. Ltd.
(Financials) 19,424
1,064 Korea Aerospace Industries Ltd.
(Industrials) 39,807
3,664 Korea Electric Power Corp.
(Utilities)* 51,471
413 Korea Gas Corp. (Utilities)* 8,889
608 Korea Investment Holdings Co.
Ltd. (Financials) 28,631
148 Korea Zinc Co. Ltd. (Materials) 56,333
2,804 Korean Air Lines Co. Ltd.
(Industrials) 42,226
419 Krafton, Inc. (Communication
Services)* 75,656
961 KT Corp. (Communication
Services) 25,404
1,440 KT&G Corp. (Consumer
Staples) 86,844
453 Kum Yang Co. Ltd. (Materials)* 27,254
213 Kumho Petrochemical Co. Ltd.
(Materials) 22,676
361 L&F Co. Ltd. (Industrials)* 40,779
150 LEENO Industrial, Inc.
(Information Technology) 29,035
671 LG Chem Ltd. (Materials) 170,349
1,320 LG Corp. (Industrials) 77,510
4,109 LG Display Co. Ltd.
(Information Technology)* 29,470
1,580 LG Electronics, Inc. (Consumer
Discretionary) 119,594
578 LG Energy Solution Ltd.
(Industrials)* 138,181
Shares Description Value
a
Common Stocks – (continued)
South Korea – (continued)
133 LG H&H Co. Ltd. (Consumer
Staples) $ 40,105
205 LG Innotek Co. Ltd.
(Information Technology) 36,720
3,359 LG Uplus Corp.
(Communication Services) 23,411
259 Lotte Chemical Corp.
(Materials) 21,157
460 Lotte Corp. (Industrials) 8,688
303 Lotte Energy Materials Corp.
(Information Technology) 10,417
153 Lotte Shopping Co. Ltd.
(Consumer Discretionary) 7,282
258 LS Corp. (Industrials) 31,697
1,422 Meritz Financial Group, Inc.
(Financials) 78,980
3,860 Mirae Asset Securities Co. Ltd.
(Financials) 20,101
1,937 NAVER Corp. (Communication
Services) 238,112
204 NCSoft Corp. (Communication
Services) 28,039
310 Netmarble Corp.
(Communication Services)*
(a)
13,479
1,988 NH Investment & Securities Co.
Ltd. (Financials) 17,632
50 NongShim Co. Ltd. (Consumer
Staples) 16,594
198 OCI Holdings Co. Ltd.
(Materials) 13,857
350 Orion Corp. (Consumer Staples) 23,181
3,203 Pan Ocean Co. Ltd. (Industrials) 9,959
455 Pearl Abyss Corp.
(Communication Services)* 13,622
760 Posco DX Co. Ltd. (Information
Technology) 19,404
410 POSCO Future M Co. Ltd.
(Industrials) 74,179
1,017 POSCO Holdings, Inc.
(Materials) 271,043
764 Posco International Corp.
(Industrials) 23,755
257 S-1 Corp. (Industrials) 11,805
256 Samsung Biologics Co. Ltd.
(Health Care)*
(a)
134,975
1,151 Samsung C&T Corp.
(Industrials) 112,311
358 Samsung Card Co. Ltd.
(Financials) 10,472
2,336 Samsung E&A Co. Ltd.
(Industrials)* 39,480
783 Samsung Electro-Mechanics
Co. Ltd. (Information
Technology) 87,657
69,333 Samsung Electronics Co. Ltd.
(Information Technology) 3,680,601
443 Samsung Fire & Marine
Insurance Co. Ltd. (Financials) 111,506

GOLDMAN SACHS MARKETBETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
South Korea – (continued)
9,242 Samsung Heavy Industries Co.
Ltd. (Industrials)* $ 61,144
1,082 Samsung Life Insurance Co.
Ltd. (Financials) 65,879
732 Samsung SDI Co. Ltd.
(Information Technology) 197,995
518 Samsung SDS Co. Ltd.
(Information Technology) 57,317
919 Samsung Securities Co. Ltd.
(Financials) 23,962
557 SD Biosensor, Inc. (Health
Care)* 4,039
6,428 Shinhan Financial Group Co.
Ltd. (Financials) 218,902
103 Shinsegae, Inc. (Consumer
Discretionary) 12,141
410 SK Biopharmaceuticals Co. Ltd.
(Health Care)* 25,289
356 SK Bioscience Co. Ltd. (Health
Care)* 13,293
7,672 SK Hynix, Inc. (Information
Technology) 1,048,386
407 SK IE Technology Co. Ltd.
(Industrials)*
(a)
12,684
820 SK Innovation Co. Ltd.
(Energy)* 59,225
1,411 SK Square Co. Ltd.
(Industrials)* 79,082
765 SK Telecom Co. Ltd.
(Communication Services) 28,179
513 SK, Inc. (Industrials) 65,285
256 SKC Co. Ltd. (Materials)* 25,738
612 S-Oil Corp. (Energy) 30,146
55 Soulbrain Co. Ltd. (Materials) 13,089
198 Studio Dragon Corp.
(Communication Services)* 6,435
257 Wemade Co. Ltd.
(Communication Services)* 7,926
463 WONIK IPS Co. Ltd.
(Information Technology)* 11,838
9,405 Woori Financial Group, Inc.
(Financials) 96,254
780 Yuhan Corp. (Health Care) 38,759
12,265,616
Taiwan – 18.0%
7,204 Accton Technology Corp.
(Information Technology) 112,083
41,777 Acer, Inc. (Information
Technology) 68,223
6,146 Advantech Co. Ltd.
(Information Technology) 66,973
1,064 Alchip Technologies Ltd.
(Information Technology) 94,267
52,578 ASE Technology Holding Co.
Ltd. (Information Technology) 254,823
38,511 Asia Cement Corp. (Materials) 49,396
4,570 Asia Vital Components Co. Ltd.
(Information Technology) 108,487
Shares Description Value
a
Common Stocks – (continued)
Taiwan – (continued)
405 ASMedia Technology, Inc.
(Information Technology) $ 25,005
456 ASPEED Technology, Inc.
(Information Technology) 51,309
10,011 Asustek Computer, Inc.
(Information Technology) 158,537
87,701 AUO Corp. (Information
Technology)* 48,190
9,313 Catcher Technology Co. Ltd.
(Information Technology) 64,542
159,807 Cathay Financial Holding Co.
Ltd. (Financials)* 277,247
21,562 Chailease Holding Co. Ltd.
(Financials) 101,174
88,202 Chang Hwa Commercial Bank
Ltd. (Financials) 49,555
32,449 Cheng Shin Rubber Industry
Co. Ltd. (Consumer
Discretionary) 60,903
8,847 Chicony Electronics Co. Ltd.
(Information Technology) 50,934
42,879 China Airlines Ltd. (Industrials) 29,650
231,442 China Development Financial
Holding Corp. (Financials)* 100,739
173,697 China Steel Corp. (Materials) 127,348
6,107 Chroma ATE, Inc. (Information
Technology) 53,729
54,234 Chunghwa Telecom Co. Ltd.
(Communication Services) 214,297
56,844 Compal Electronics, Inc.
(Information Technology) 65,014
259,410 CTBC Financial Holding Co.
Ltd. (Financials) 283,482
27,410 Delta Electronics, Inc.
(Information Technology) 274,997
12,861 E Ink Holdings, Inc.
(Information Technology) 87,145
214,520 E.Sun Financial Holding Co.
Ltd. (Financials) 189,395
3,363 Eclat Textile Co. Ltd.
(Consumer Discretionary) 50,351
4,321 Elite Material Co. Ltd.
(Information Technology) 54,489
913 eMemory Technology, Inc.
(Information Technology) 62,005
39,885 Eva Airways Corp. (Industrials) 44,079
14,847 Evergreen Marine Corp. Taiwan
Ltd. (Industrials) 96,478
44,105 Far Eastern New Century Corp.
(Industrials) 46,019
24,013 Far EasTone
Telecommunications Co. Ltd.
(Communication Services) 61,897
9,408 Feng TAY Enterprise Co. Ltd.
(Consumer Discretionary) 44,871
154,415 First Financial Holding Co. Ltd.
(Financials) 131,086
63,297 Formosa Chemicals & Fibre
Corp. (Materials) 103,365

GOLDMAN SACHS MARKETBETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Taiwan – (continued)
20,801 Formosa Petrochemical Corp.
(Energy) $ 43,279
77,265 Formosa Plastics Corp.
(Materials) 155,751
1,475 Formosa Sumco Technology
Corp. (Information Technology) 7,718
2,598 Fortune Electric Co. Ltd.
(Industrials) 57,263
14,188 Foxconn Technology Co. Ltd.
(Information Technology) 32,017
120,163 Fubon Financial Holding Co.
Ltd. (Financials) 272,272
4,827 Giant Manufacturing Co. Ltd.
(Consumer Discretionary) 32,409
7,939 Gigabyte Technology Co. Ltd.
(Information Technology) 77,934
1,246 Global Unichip Corp.
(Information Technology) 55,965
3,102 Globalwafers Co. Ltd.
(Information Technology) 50,465
4,777 Gold Circuit Electronics Ltd.
(Information Technology)* 29,346
26,451 Highwealth Construction Corp.
(Real Estate) 37,398
4,176 Hiwin Technologies Corp.
(Industrials) 28,683
170,341 Hon Hai Precision Industry Co.
Ltd. (Information Technology) 904,447
4,566 Hotai Motor Co. Ltd.
(Consumer Discretionary) 86,545
142,154 Hua Nan Financial Holdings
Co. Ltd. (Financials) 109,707
121,099 Innolux Corp. (Information
Technology)* 52,149
1,809 International Games System Co.
Ltd. (Communication Services) 56,402
44,752 Inventec Corp. (Information
Technology) 73,910
1,460 Jentech Precision Industrial Co.
Ltd. (Information Technology) 46,648
1,106 King Slide Works Co. Ltd.
(Information Technology) 38,410
15,945 King Yuan Electronics Co. Ltd.
(Information Technology) 43,414
1,359 Largan Precision Co. Ltd.
(Information Technology) 95,441
31,742 Lite-On Technology Corp.
(Information Technology) 105,336
1,322 Lotes Co. Ltd. (Information
Technology) 65,500
27,265 Macronix International Co. Ltd.
(Information Technology) 22,851
21,463 MediaTek, Inc. (Information
Technology) 818,263
159,021 Mega Financial Holding Co.
Ltd. (Financials) 191,695
3,308 Merida Industry Co. Ltd.
(Consumer Discretionary) 23,385
Shares Description Value
a
Common Stocks – (continued)
Taiwan – (continued)
10,153 Micro-Star International Co.
Ltd. (Information Technology) $ 60,020
1,165 momo.com, Inc. (Consumer
Discretionary) 15,788
79,990 Nan Ya Plastics Corp.
(Materials) 131,366
3,203 Nan Ya Printed Circuit Board
Corp. (Information Technology) 19,330
17,446 Nanya Technology Corp.
(Information Technology) 34,737
2,843 Nien Made Enterprise Co. Ltd.
(Consumer Discretionary) 30,805
8,079 Novatek Microelectronics Corp.
(Information Technology) 147,893
4,683 Oneness Biotech Co. Ltd.
(Health Care) 21,757
27,634 Pegatron Corp. (Information
Technology) 90,424
3,764 PharmaEssentia Corp. (Health
Care)* 48,453
2,487 Phison Electronics Corp.
(Information Technology) 45,680
3,971 Polaris Group (Health Care)* 8,826
35,206 Pou Chen Corp. (Consumer
Discretionary) 40,701
44,363 Powerchip Semiconductor
Manufacturing Corp.
(Information Technology)* 34,100
9,973 Powertech Technology, Inc.
(Information Technology) 54,800
7,844 President Chain Store Corp.
(Consumer Staples) 65,379
33,700 Quanta Computer, Inc.
(Information Technology) 285,047
6,477 Realtek Semiconductor Corp.
(Information Technology) 108,570
24,925 Ruentex Development Co. Ltd.
(Real Estate)* 34,317
10,227 Ruentex Industries Ltd.
(Consumer Discretionary)* 21,563
64,835 Shanghai Commercial &
Savings Bank Ltd. (The)
(Financials) 92,167
3,823 Shihlin Electric & Engineering
Corp. (Industrials) 27,439
200,786 Shin Kong Financial Holding
Co. Ltd. (Financials)* 58,573
7,885 Sino-American Silicon
Products, Inc. (Information
Technology) 50,751
153,791 SinoPac Financial Holdings Co.
Ltd. (Financials) 109,430
18,927 Synnex Technology
International Corp. (Information
Technology) 49,313
32,408 TA Chen Stainless Pipe
(Materials) 38,367
185,788 Taishin Financial Holding Co.
Ltd. (Financials) 105,529

GOLDMAN SACHS MARKETBETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Taiwan – (continued)
92,575 Taiwan Business Bank
(Financials) $ 48,297
104,764 Taiwan Cement Corp.
(Materials) 106,724
151,749 Taiwan Cooperative Financial
Holding Co. Ltd. (Financials) 119,688
9,915 Taiwan Fertilizer Co. Ltd.
(Materials) 19,528
31,586 Taiwan High Speed Rail Corp.
(Industrials) 29,252
25,846 Taiwan Mobile Co. Ltd.
(Communication Services) 84,175
341,578 Taiwan Semiconductor
Manufacturing Co. Ltd.
(Information Technology) 8,657,021
29,074 Tatung Co. Ltd. (Industrials)* 48,645
26,093 Teco Electric and Machinery
Co. Ltd. (Industrials) 45,268
7,122 Tripod Technology Corp.
(Information Technology) 46,609
18,618 Unimicron Technology Corp.
(Information Technology) 104,889
67,531 Uni-President Enterprises Corp.
(Consumer Staples) 166,774
164,638 United Microelectronics Corp.
(Information Technology) 279,530
12,784 Vanguard International
Semiconductor Corp.
(Information Technology) 42,424
1,473 VisEra Technologies Co. Ltd.
(Information Technology) 12,550
1,066 Voltronic Power Technology
Corp. (Industrials) 55,778
41,249 Walsin Lihwa Corp.
(Industrials) 47,050
5,742 Walsin Technology Corp.
(Information Technology) 20,296
21,016 Wan Hai Lines Ltd. (Industrials) 51,706
5,241 Win Semiconductors Corp.
(Information Technology) 22,893
42,532 Winbond Electronics Corp.
(Information Technology) 32,824
38,471 Wistron Corp. (Information
Technology) 133,011
1,333 Wiwynn Corp. (Information
Technology) 101,639
23,343 WPG Holdings Ltd.
(Information Technology) 62,115
11,008 WT Microelectronics Co. Ltd.
(Information Technology) 39,249
5,553 Yageo Corp. (Information
Technology) 113,480
24,908 Yang Ming Marine Transport
Corp. (Industrials) 54,977
157,709 Yuanta Financial Holding Co.
Ltd. (Financials) 154,087
5,344 Yulon Finance Corp.
(Financials) 24,498
Shares Description Value
a
Common Stocks – (continued)
Taiwan – (continued)
8,596 Yulon Motor Co. Ltd.
(Consumer Discretionary) $ 18,708
9,559 Zhen Ding Technology Holding
Ltd. (Information Technology) 36,000
19,987,497
Thailand – 1.6%
15,488 Advanced Info Service PCL,
NVDR (Communication
Services) 85,460
62,593 Airports of Thailand PCL,
NVDR (Industrials) 110,588
126,837 Asset World Corp. PCL, NVDR
(Consumer Discretionary) 13,101
15,278 B Grimm Power PCL, NVDR
(Utilities) 10,340
14,254 Bangkok Bank PCL, NVDR
(Financials) 52,886
97,244 Bangkok Dusit Medical
Services PCL, NVDR (Health
Care) 71,367
116,460 Bangkok Expressway & Metro
PCL, NVDR (Industrials) 24,849
61,540 Banpu PCL, NVDR (Energy) 9,033
15,269 Berli Jucker PCL, NVDR
(Consumer Staples) 9,214
121,815 BTS Group Holdings PCL,
NVDR (Industrials) 15,893
7,300 Bumrungrad Hospital PCL,
NVDR (Health Care) 48,018
5,216 Carabao Group PCL, NVDR
(Consumer Staples) 9,960
25,211 Central Pattana PCL, NVDR
(Real Estate) 39,232
9,885 Central Plaza Hotel
PCL, NVDR (Consumer
Discretionary) 11,016
45,860 Central Retail Corp.
PCL, NVDR (Consumer
Discretionary) 38,019
56,577 Charoen Pokphand Foods PCL,
NVDR (Consumer Staples)* 35,063
10,851 Com7 PCL, NVDR (Consumer
Discretionary) 5,221
77,127 CP ALL PCL, NVDR
(Consumer Staples) 120,544
20,631 CP Axtra PCL, NVDR
(Consumer Staples) 16,122
3,458 Electricity Generating PCL,
NVDR (Utilities) 9,775
30,479 Energy Absolute PCL, NVDR
(Utilities) 18,972
10,151 Global Power Synergy PCL,
NVDR (Utilities) 12,968
74,501 Gulf Energy Development PCL,
NVDR (Utilities) 82,014
71,150 Home Product Center
PCL, NVDR (Consumer
Discretionary) 17,986

GOLDMAN SACHS MARKETBETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Thailand – (continued)
25,563 Indorama Ventures PCL, NVDR
(Materials) $ 16,051
12,994 Intouch Holdings PCL, NVDR
(Communication Services) 23,752
159,475 IRPC PCL, NVDR (Energy) 8,236
20,794 Kasikornbank PCL, NVDR
(Financials) 74,042
10,122 KCE Electronics PCL, NVDR
(Information Technology) 11,349
70,775 Krung Thai Bank PCL, NVDR
(Financials) 33,089
14,918 Krungthai Card PCL, NVDR
(Financials) 18,551
76,905 Land & Houses PCL, NVDR
(Real Estate) 13,796
46,303 Minor International
PCL, NVDR (Consumer
Discretionary) 38,701
10,320 Muangthai Capital PCL, NVDR
(Financials) 12,483
20,967 Ngern Tid Lor PCL, NVDR
(Financials) 11,341
25,317 Osotspa PCL, NVDR
(Consumer Staples) 15,690
19,661 PTT Exploration & Production
PCL, NVDR (Energy) 82,299
26,925 PTT Global Chemical PCL,
NVDR (Materials) 25,432
41,319 PTT Oil & Retail Business
PCL, NVDR (Consumer
Discretionary) 20,328
142,762 PTT PCL, NVDR (Energy) 127,085
10,370 Ratch Group PCL, NVDR
(Utilities) 8,033
15,481 SCB X PCL, NVDR
(Financials) 44,604
15,842 SCG Packaging PCL, NVDR
(Materials) 14,318
5,823 Siam Cement PCL (The),
NVDR (Materials) 37,353
26,327 Siam Global House
PCL, NVDR (Consumer
Discretionary) 11,879
11,885 Srisawad Corp. PCL, NVDR
(Financials) 13,407
127,622 Thai Beverage PCL (Consumer
Staples) 46,736
36,056 Thai Life Insurance PCL,
NVDR (Financials) 8,526
15,677 Thai Oil PCL, NVDR (Energy) 22,052
40,671 Thai Union Group PCL, NVDR
(Consumer Staples) 16,472
5,689 Tisco Financial Group PCL,
NVDR (Financials) 15,116
600,350 TMBThanachart Bank PCL,
NVDR (Financials) 27,578
152,263 True Corp. PCL, NVDR
(Communication Services)* 35,593
Shares Description Value
a
Common Stocks – (continued)
Thailand – (continued)
121,679 WHA Corp. PCL, NVDR (Real
Estate) $ 18,025
1,719,558
Turkey – 1.2%
1,329 AG Anadolu Grubu Holding AS
(Industrials) 13,792
4,280 Agrotech Yueksek Teknoloji
VE Yatirim AS (Consumer
Staples)* 2,452
9,872 Ahlatci Dogal Gaz Dagitim
Enerji VE Yatirim AS
(Utilities)* 4,469
40,132 Akbank TAS (Financials) 82,733
565 Akcansa Cimento AS
(Materials) 2,500
4,583 Akfen Yenilenebilir Enerji AS
(Utilities)* 3,842
1,983 Aksa Akrilik Kimya Sanayii AS
(Consumer Discretionary) 7,296
2,954 Aksa Enerji Uretim AS
(Utilities)* 4,274
2,035 Alarko Holding AS (Industrials) 7,588
1,067 Alfa Solar Enerji Sanayi
VE Ticaret AS (Information
Technology)* 2,506
2,547 Anadolu Anonim Turk Sigorta
Sirketi (Financials)* 9,070
3,051 Anadolu Efes Biracilik Ve Malt
Sanayii AS (Consumer Staples) 18,850
144 Anadolu Isuzu Otomotiv
Sanayi Ve Ticaret AS, Class C
(Industrials) 442
1,470 Arcelik AS (Consumer
Discretionary) 8,261
18,370 Aselsan Elektronik Sanayi Ve
Ticaret AS (Industrials) 33,450
3,201 Astor Transformator Enerji
Turizm Insaat Ve Petrol Sanayi
Ticaret AS (Industrials)* 9,819
2,187 Aydem Yenilenebilir Enerji AS
(Utilities)* 2,305
1,121 Aygaz AS (Utilities) 6,508
1,221 Baskent Dogalgaz Dagitim
Gayrimenkul Yatirim Ortakligi
AS (Utilities) 1,179
1,032 Baticim Bati Anadolu Cimento
Sanayii AS (Materials)* 4,354
6,353 Bera Holding AS (Industrials) 3,481
6,059 BIM Birlesik Magazalar AS
(Consumer Staples) 90,295
406 Borusan Birlesik Boru
Fabrikalari Sanayi ve Ticaret AS
(Materials)* 6,224
53 Borusan Yatirim ve Pazarlama
AS (Financials) 4,015
758 Brisa Bridgestone Sabanci
Sanayi ve Ticaret AS (Consumer
Discretionary) 2,744
3,108 Can2 Termik AS (Utilities)* 1,608

GOLDMAN SACHS MARKETBETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Turkey – (continued)
48 Celebi Hava Servisi AS
(Industrials) $ 3,188
5,802 Cimsa Cimento Sanayi VE
Ticaret AS (Materials) 5,581
1,072 Coca-Cola Icecek AS
(Consumer Staples) 25,344
452 CW Enerji Muhendislik Ticaret
VE Sanayi AS (Industrials)* 3,313
607 Deva Holding AS (Health
Care)* 1,722
14,652 Dogan Sirketler Grubu Holding
AS (Consumer Discretionary) 6,446
707 Dogu Aras Enerji Yatirimlari AS
(Utilities) 1,371
1,119 Dogus Otomotiv Servis
ve Ticaret AS (Consumer
Discretionary) 10,527
261 Eczacibasi Yatirim Holding
Ortakligi AS (Industrials)* 1,923
16 EGE Endustri VE Ticaret AS
(Consumer Discretionary) 6,393
2,286 EIS Eczacibasi Ilac ve Sinai ve
Finansal Yatirimlar Sanayi ve
Ticaret AS (Consumer Staples)* 3,747
30,065 Emlak Konut Gayrimenkul
Yatirim Ortakligi AS REIT
(Real Estate)* 8,261
3,669 Enerjisa Enerji AS (Utilities)
(a)
6,886
563 Enerya Enerji AS (Utilities)* 3,099
7,880 Enka Insaat ve Sanayi AS
(Industrials) 10,173
24,568 Eregli Demir ve Celik
Fabrikalari TAS (Materials) 36,567
914 Europower Enerji VE
Otomasyon Teknolojileri Sanayi
Ticaret AS (Industrials)* 3,377
916 Ford Otomotiv Sanayi AS
(Consumer Discretionary) 31,084
1,368 GEN Ilac VE Saglik Urunleri
Sanayi VE Ticaret AS (Health
Care)* 2,567
1,978 Girisim Elektrik Taahhut Ticaret
Ve Sanayi AS (Industrials)* 3,691
1,166 Gubre Fabrikalari TAS
(Materials)* 5,513
15,204 Haci Omer Sabanci Holding AS
(Financials) 46,118
14,951 Hektas Ticaret TAS (Materials)* 6,777
558 Investco Holding AS
(Financials)* 5,717
7,224 Is Gayrimenkul Yatirim
Ortakligi AS REIT (Real
Estate)* 3,732
8,645 Is Yatirim Menkul Degerler AS
(Financials) 10,435
2,035 Izdemir Enerji Elektrik Uretim
AS (Utilities)* 1,486
8,648 Izmir Demir Celik Sanayi AS
(Materials)* 1,759
Shares Description Value
a
Common Stocks – (continued)
Turkey – (continued)
2,784 Jantsa Jant Sanayi Ve Ticaret AS
(Industrials) $ 2,877
1,624 Kaleseramik Canakkale
Kalebodur Seramik Sanayi AS
(Industrials)* 2,524
3,465 Kardemir Karabuk Demir Celik
Sanayi ve Ticaret AS, Class A
(Materials) 2,689
615 Kardemir Karabuk Demir Celik
Sanayi ve Ticaret AS, Class B
(Materials) 423
11,647 Kardemir Karabuk Demir Celik
Sanayi ve Ticaret AS, Class D
(Materials) 10,515
792 Katilimevim Tasarruf
Finansman AS (Financials) 1,333
1,573 Kayseri Seker Fabrikasi AS
(Consumer Staples) 1,369
3,504 Kiler Holding AS (Industrials)* 3,564
968 Kimteks Poliuretan Sanayi VE
Ticaret AS (Materials) 1,752
9,871 KOC Holding AS (Industrials) 73,000
2,334 Kocaer Celik Sanayi Ve Ticaret
AS (Materials)* 3,884
1,065 Kontrolmatik Enerji Ve
Muhendislik AS (Industrials) 6,712
3 Konya Cimento Sanayii AS
(Materials)* 841
1,012 Kordsa Teknik Tekstil AS
(Consumer Discretionary)* 2,839
15,007 Koza Altin Isletmeleri AS
(Materials) 9,728
2,898 Koza Anadolu Metal Madencilik
Isletmeleri AS (Materials)* 4,465
4,015 Margun Enerji Uretim Sanayi
VE Ticaret AS (Utilities)* 3,034
4,268 Mavi Giyim Sanayi Ve Ticaret
AS, Class B (Consumer
Discretionary)
(a)
12,648
3,557 MIA Teknoloji AS (Information
Technology)* 5,504
1,374 Migros Ticaret AS (Consumer
Staples) 20,273
1,173 MLP Saglik Hizmetleri AS
(Health Care)*
(a)
9,842
401 Nuh Cimento Sanayi AS
(Materials) 3,196
17,345 ODAS Elektrik Uretim ve
Sanayi Ticaret AS (Utilities)* 4,685
503 Otokar Otomotiv Ve Savunma
Sanayi A.S. (Industrials) 9,518
3,872 Oyak Cimento Fabrikalari AS
(Materials)* 7,291
3,220 Pegasus Hava Tasimaciligi AS
(Industrials)* 20,174
15,927 Petkim Petrokimya Holding AS
(Materials)* 10,077
11 Politeknik Metal Sanayi ve
Ticaret AS (Materials) 5,533

GOLDMAN SACHS MARKETBETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Turkey – (continued)
9,773 Qua Granite Hayal
(Industrials)* $ 1,029
3,065 Reeder Teknoloji Sanayi
VE Ticaret AS (Information
Technology)* 3,492
6,201 Sarkuysan Elektrolitik
Bakir Sanayi ve Ticaret AS
(Industrials) 6,264
19,796 Sasa Polyester Sanayi AS
(Materials)* 27,030
198 SDT Uzay VE Savunma
Teknolojileri AS (Industrials) 1,830
1,833 Selcuk Ecza Deposu Ticaret ve
Sanayi A.S. (Health Care) 2,775
2,346 Smart Gunes Enerjisi
Teknolojileri ArGE Uretim
Sanayi ve Ticaret AS
(Information Technology)* 3,656
4,066 Sok Marketler Ticaret AS
(Consumer Staples) 7,391
748 TAB Gida Sanayi Ve Ticaret AS
(Consumer Discretionary)* 4,180
2,702 TAV Havalimanlari Holding AS
(Industrials)* 20,192
2,851 Tekfen Holding AS
(Industrials)* 4,660
1,928 Tofas Turk Otomobil Fabrikasi
AS (Consumer Discretionary) 18,481
2,803 Torunlar Gayrimenkul Yatirim
Ortakligi AS REIT (Real
Estate)* 4,146
9,934 Turk Hava Yollari AO
(Industrials)* 93,374
7,835 Turk Telekomunikasyon AS
(Communication Services)* 11,219
403 Turk Traktor ve Ziraat
Makineleri AS (Industrials) 12,487
16,934 Turkcell Iletisim Hizmetleri AS
(Communication Services) 52,365
9,667 Turkiye Halk Bankasi AS
(Financials)* 5,294
120,307 Turkiye Is Bankasi AS, Class C
(Financials) 60,173
13,220 Turkiye Petrol Rafinerileri AS
(Energy) 72,525
3,208 Turkiye Sigorta AS (Financials) 7,560
15,977 Turkiye Sinai Kalkinma Bankasi
AS (Financials)* 5,481
22,084 Turkiye Sise ve Cam Fabrikalari
AS (Industrials) 34,049
2,189 Ulker Biskuvi Sanayi AS
(Consumer Staples)* 9,277
3,973 Vestel Beyaz Esya Sanayi
ve Ticaret AS (Consumer
Discretionary) 2,941
1,420 Vestel Elektronik Sanayi
ve Ticaret AS (Consumer
Discretionary)* 3,690
Shares Description Value
a
Common Stocks – (continued)
Turkey – (continued)
48,326 Yapi ve Kredi Bankasi AS
(Financials) $ 48,492
2,546 Yayla Agro Gida Sanayi VE
Nakliyat AS (Consumer Staples) 999
503 YEO Teknoloji Enerji VE
Endustri AS (Industrials)* 2,855
21,414 Zorlu Enerji Elektrik Uretim AS
(Utilities)* 3,736
1,362,787
United Arab Emirates – 2.4%
41,567 Abu Dhabi Commercial Bank
PJSC (Financials) 88,271
20,728 Abu Dhabi Islamic Bank PJSC
(Financials) 63,317
45,118 Abu Dhabi National Energy Co.
PJSC (Utilities) 31,937
43,242 Abu Dhabi National Oil Co. for
Distribution PJSC (Consumer
Discretionary) 38,144
27,673 ADNOC Drilling Co. PJSC
(Energy) 30,136
109,508 Adnoc Gas PLC (Energy) 88,845
53,872 Aldar Properties PJSC (Real
Estate) 80,668
19,775 Alpha Dhabi Holding PJSC
(Industrials)* 58,468
44,352 Borouge PLC (Materials) 28,618
128,411 Dubai Electricity & Water
Authority PJSC (Utilities) 80,059
42,728 Dubai Islamic Bank PJSC
(Financials) 64,213
88,617 Emaar Properties PJSC (Real
Estate) 184,807
35,067 Emirates NBD Bank PJSC
(Financials) 148,458
49,633 Emirates Telecommunications
Group Co. PJSC
(Communication Services) 217,555
63,050 First Abu Dhabi Bank PJSC
(Financials) 199,121
10,547 International Holding Co. PJSC
(Industrials)* 1,168,682
38,048 Pure Health Holding PJSC
(Health Care)* 37,188
2,608,487
United States – 0.1%
10,224 JBS SA (Consumer Staples) 56,101
1,120 Parade Technologies Ltd.
(Information Technology) 26,588
82,689
TOTAL COMMON STOCKS
(Cost $97,319,620)
108,201,658

GOLDMAN SACHS MARKETBETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Shares Description Rate Value
a
Preferred Stocks – 2.0%
Brazil – 1.3%
74,084 Banco Bradesco
SA (Financials) 8.64% $ 178,590
3,007 Braskem SA
(Materials)* 0.00 10,813
3,809 Centrais Eletricas
Brasileiras SA,
Class B (Utilities) 4.66 28,358
28,113 Cia Energetica
de Minas Gerais
(Utilities) 10.84 53,221
15,256 Cia Paranaense
de Energia
(Utilities) 4.19 26,356
19,582 Gerdau SA
(Materials) 6.15 67,472
69,091 Itau Unibanco
Holding SA
(Financials) 7.55 407,906
77,134 Itausa SA
(Financials) 8.60 142,796
1 Klabin SA
(Materials) 5.22 1
65,158 Petroleo
Brasileiro SA
(Energy) 13.69 480,889
18,264 Raizen SA
(Consumer
Discretionary) 6.80 9,904
1,406,306
Chile – 0.1%
2,080 Sociedad
Quimica y
Minera de Chile
SA, Class B
(Industrials) 1.83 97,355
Colombia – 0.0%
6,812 Bancolombia SA
(Financials) 10.38 59,968
Russia – 0.0%
4,252 Sberbank of
Russia PJSC
(Financials)*
(c)
7.99 —
31,665 Surgutneftegas
PJSC (Energy)
(c)
1.17 —
640 Tatneft PJSC
(Energy)
(c)
13.28 —
—
South Korea – 0.6%
512 Hyundai Motor
Co. (Consumer
Discretionary) 13.14 56,801
309 Hyundai Motor
Co. (Consumer
Discretionary) 13.19 34,235
34 Hyundai Motor
Co. (Consumer
Discretionary) 13.31 3,742
Shares Description Rate Value
a
Preferred Stocks – (continued)
South Korea – (continued)
107 LG Chem Ltd.
(Materials) 1.45% $ 18,316
301 LG Electronics,
Inc. (Consumer
Discretionary) 1.81 10,207
11,726 Samsung
Electronics Co.
Ltd. (Information
Technology) 2.34 510,691
50 Samsung Fire &
Marine Insurance
Co. Ltd.
(Financials) 5.90 9,570
643,562
TOTAL PREFERRED STOCKS
(Cost $2,192,321)
2,207,191
Shares Description Value
Exchange-Traded Fund – 0.2%
United States – 0.2%
12,873 iShares MSCI Malaysia ETF
(Cost $302,161)
295,693
Shares Dividend Rate Value
aa a
Investment Company – 0.9%
(d)
Goldman Sachs Financial Square Treasury
Obligations Fund – Institutional Shares
953,141 5.180% 953,141
(Cost $953,141)
TOTAL INVESTMENTS BEFORE SECURITIES
LENDING REINVESTMENT VEHICLE
(Cost $100,767,243)
111,657,683
a
Securities Lending Reinvestment Vehicle – 0.4%
(d)
a a a a
Goldman Sachs Financial Square Government
Fund - Institutional Shares
430,908 5.227% 430,908
(Cost $430,908)
TOTAL INVESTMENTS – 100.8%
(Cost $101,198,151)
$ 112,088,591
LIABILITIES IN EXCESS OF OTHER ASSETS
– (0.8)%
(862,247)
NET ASSETS – 100.0%
$ 111,226,344
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
*
Non-income producing security.
(a)
Exempt from registration under Rule 144A of the Securities Act of 1933.
(b)
All or a portion of security is on loan.
(c)
Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(d)
Represents an affiliated issuer.

GOLDMAN SACHS MARKETBETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Additional Investment Information
Investment Abbreviations:
ADR — American Depositary Receipt
NVDR — Non-Voting Depository Receipt
PLC — Public Limited Company
REIT — Real Estate Investment Trust
Sector Name
% of
Market
Value
Information Technology 22.1%
Financials 21.8
Consumer Discretionary 11.9
Industrials 8.9
Communication Services 8.2
Materials 7.2
Energy 5.4
Consumer Staples 5.1
Utilities 3.2
Health Care 3.1
Real Estate 1.6
Investment Company 0.9
Exchange-Traded Fund 0.2
Securities Lending Reinvestment Vehicle 0.4
TOTAL INVESTMENTS
100.0%
FUTURES CONTRACTS
— At May 31, 2024, the
Portfolio
had the following futures contracts:
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long position contracts:
MSCI Emerging Markets Index 7 06/21/24 $ 369,775 $ (1,399)

GOLDMAN SACHS MARKETBETA
®
INTERNATIONAL EQUITY ETF
Schedule of Investments
May 31, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – 98.5%
Australia – 7.5%
28,218 AGL Energy Ltd. (Utilities) $ 191,980
11,206 Ampol Ltd. (Energy) 258,753
142,866 ANZ Group Holdings Ltd.
(Financials) 2,684,119
60,328 APA Group (Utilities) 330,598
27,799 Aristocrat Leisure Ltd.
(Consumer Discretionary) 830,654
9,018 ASX Ltd. (Financials) 373,939
55,682 Atlas Arteria Ltd. (Industrials) 197,007
86,351 Aurizon Holdings Ltd.
(Industrials) 211,334
241,215 BHP Group Ltd. (Materials) 7,140,297
21,359 BlueScope Steel Ltd.
(Materials) 300,290
65,278 Brambles Ltd. (Industrials) 618,203
15,847 CAR Group Ltd.
(Communication Services) 367,707
21,863 Charter Hall Group REIT (Real
Estate) 176,225
3,083 Cochlear Ltd. (Health Care) 661,361
60,926 Coles Group Ltd. (Consumer
Staples) 665,319
79,546 Commonwealth Bank of
Australia (Financials) 6,323,915
24,757 Computershare Ltd.
(Industrials) 436,972
49,897 Dexus REIT (Real Estate) 224,988
7,142 EBOS Group Ltd. (Health Care) 145,025
63,463 Endeavour Group Ltd.
(Consumer Staples) 209,342
93,048 Evolution Mining Ltd.
(Materials) 242,576
75,072 Fortescue Ltd. (Materials) 1,235,185
442,693 Glencore PLC (Materials) 2,709,686
87,456 Goodman Group REIT (Real
Estate) 1,949,611
89,997 GPT Group (The) REIT (Real
Estate) 250,782
13,083 IDP Education Ltd. (Consumer
Discretionary) 138,779
31,077 IGO Ltd. (Materials) 144,468
114,638 Insurance Australia Group Ltd.
(Financials) 472,688
32,352 Lendlease Corp. Ltd. (Real
Estate) 128,234
104,661 Lottery Corp. Ltd. (The)
(Consumer Discretionary) 338,975
43,517 Lynas Rare Earths Ltd.
(Materials)* 192,747
17,240 Macquarie Group Ltd.
(Financials) 2,189,331
129,460 Medibank Pvt Ltd. (Financials) 320,282
7,894 Mineral Resources Ltd.
(Materials) 376,208
185,023 Mirvac Group REIT (Real
Estate) 241,177
148,657 National Australia Bank Ltd.
(Financials) 3,352,490
Shares Description Value
a
Common Stocks – (continued)
Australia – (continued)
52,864 Northern Star Resources Ltd.
(Materials) $ 504,506
22,928 Orica Ltd. (Materials) 279,348
80,344 Origin Energy Ltd. (Utilities) 544,480
129,044 Pilbara Minerals Ltd.
(Materials) 325,261
2,293 Pro Medicus Ltd. (Health Care) 183,178
80,715 Qantas Airways Ltd.
(Industrials)* 330,129
70,095 QBE Insurance Group Ltd.
(Financials) 829,777
8,519 Ramsay Health Care Ltd.
(Health Care) 266,905
2,368 REA Group Ltd.
(Communication Services) 294,038
13,858 Reece Ltd. (Industrials) 239,254
17,630 Rio Tinto Ltd. (Materials) 1,512,035
50,842 Rio Tinto PLC (Materials) 3,544,729
152,572 Santos Ltd. (Energy) 774,201
243,885 Scentre Group REIT (Real
Estate) 510,917
16,106 SEEK Ltd. (Communication
Services) 240,362
7,250 Seven Group Holdings Ltd.
(Industrials) 188,959
21,151 Sonic Healthcare Ltd. (Health
Care) 342,237
212,533 South32 Ltd. (Materials) 561,140
112,186 Stockland REIT (Real Estate) 335,742
59,396 Suncorp Group Ltd. (Financials) 628,466
548,964 Telstra Group Ltd.
(Communication Services) 1,266,857
18,415 TPG Telecom Ltd.
(Communication Services) 56,948
144,683 Transurban Group (Industrials) 1,203,730
38,302 Treasury Wine Estates Ltd.
(Consumer Staples) 288,606
180,519 Vicinity Ltd. REIT (Real Estate) 234,106
10,878 Washington H Soul Pattinson &
Co. Ltd. (Financials) 224,556
53,508 Wesfarmers Ltd. (Consumer
Discretionary) 2,309,143
166,178 Westpac Banking Corp.
(Financials) 2,871,224
36,885 Whitehaven Coal Ltd. (Energy) 197,715
8,042 WiseTech Global Ltd.
(Information Technology) 517,023
90,238 Woodside Energy Group Ltd.
(Energy) 1,662,354
56,821 Woolworths Group Ltd.
(Consumer Staples) 1,194,127
17,491 Worley Ltd. (Industrials) 170,415
61,263,715
Austria – 0.3%
3,352 ANDRITZ AG (Industrials) 199,959
3,675 BAWAG Group AG
(Financials)*
(a)
241,769
1,597 CA Immobilien Anlagen AG
(Real Estate) 51,699

GOLDMAN SACHS MARKETBETA
®
INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Austria – (continued)
15,386 Erste Group Bank AG
(Financials) $ 753,308
1,674 EVN AG (Utilities) 52,247
20,750 Mondi PLC (Materials) 412,399
6,655 OMV AG (Energy) 334,069
6,995 Raiffeisen Bank International
AG (Financials) 128,487
6,416 Telekom Austria AG
(Communication Services)* 60,528
1,528 Verbund AG (Utilities) 125,737
1,665 Vienna Insurance Group AG
Wiener Versicherung Gruppe
(Financials) 53,322
5,258 voestalpine AG (Materials) 153,319
5,020 Wienerberger AG (Materials) 188,015
2,754,858
Belgium – 0.8%
1,033 Ackermans & van Haaren NV
(Industrials) 182,680
7,127 Ageas SA/NV (Financials) 353,585
44,784 Anheuser-Busch InBev SA/NV
(Consumer Staples) 2,801,343
5,377 Azelis Group NV (Industrials) 113,477
2,379 Colruyt Group NV (Consumer
Staples) 121,591
983 D’ieteren Group (Consumer
Discretionary) 213,002
1,311 Elia Group SA/NV (Utilities) 132,929
4,287 Groupe Bruxelles Lambert NV
(Financials) 326,709
11,742 KBC Group NV (Financials) 852,273
7,782 Liberty Global Ltd., Class A
(Communication Services)* 129,726
8,239 Liberty Global Ltd., Class C
(Communication Services)* 140,639
704 Sofina SA (Financials) 169,819
3,283 Solvay SA (Materials)
(b)
119,858
3,283 Syensqo SA (Materials) 325,823
5,656 UCB SA (Health Care) 789,931
9,498 Umicore SA (Materials) 186,939
8,290 Warehouses De Pauw CVA
REIT (Real Estate) 240,830
7,201,154
Brazil – 0.0%
7,231 Yara International ASA
(Materials) 223,715
Chile – 0.1%
15,400 Antofagasta PLC (Materials) 431,949
China – 1.0%
236,771 Alibaba Health Information
Technology Ltd. (Consumer
Staples)*
(b)
99,268
79,593 Budweiser Brewing Co. APAC
Ltd. (Consumer Staples)
(a)
100,517
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
35,341 BYD Electronic International
Co. Ltd. (Information
Technology) $ 152,687
126,808 China Gas Holdings Ltd.
(Utilities) 119,784
139,832 China Mengniu Dairy Co. Ltd.
(Consumer Staples)* 256,666
82,124 Chow Tai Fook Jewellery Group
Ltd. (Consumer Discretionary) 105,393
392,480 CSPC Pharmaceutical Group
Ltd. (Health Care) 332,612
130,153 ESR Group Ltd. (Real Estate)
(a)
(b)
183,001
98,082 Fosun International Ltd.
(Industrials) 54,912
270,736 Geely Automobile Holdings
Ltd. (Consumer Discretionary) 327,720
12,347 NXP Semiconductors NV
(Information Technology) 3,359,619
71,004 Prosus NV (Consumer
Discretionary)* 2,572,997
44,954 Wharf Holdings Ltd. (The)
(Real Estate) 133,598
111,901 Wilmar International Ltd.
(Consumer Staples) 255,807
74,253 Xinyi Glass Holdings Ltd.
(Industrials) 91,780
124,723 Yangzijiang Shipbuilding
Holdings Ltd. (Industrials) 210,378
8,356,739
Denmark – 3.6%
126 AP Moller – Maersk A/S, Class
A (Industrials) 220,798
154 AP Moller – Maersk A/S, Class
B (Industrials) 279,391
4,280 Carlsberg AS, Class B
(Consumer Staples) 578,707
6,142 Coloplast A/S, Class B (Health
Care) 737,322
31,498 Danske Bank A/S (Financials) 965,932
3,977 Demant A/S (Health Care)* 190,437
8,329 DSV A/S (Industrials) 1,277,711
3,038 Genmab A/S (Health Care)* 856,478
151,021 Novo Nordisk A/S, Class B
(Health Care) 20,382,461
17,030 Novonesis ( Novozymes ) B,
Class B (Materials) 1,012,773
8,871 Orsted AS (Utilities)*
(a)
540,856
4,162 Pandora A/S (Consumer
Discretionary) 680,875
560 Svitzer A/S (Industrials)* 21,966
14,991 Tryg A/S (Financials) 308,080
47,882 Vestas Wind Systems A/S
(Industrials)* 1,343,974
29,397,761
Faroe Islands – 0.0%
2,327 Bakkafrost P/F (Consumer
Staples) 127,855

GOLDMAN SACHS MARKETBETA
®
INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Finland – 1.0%
6,606 Elisa OYJ (Communication
Services) $ 306,222
20,263 Fortum OYJ (Utilities) 308,296
4,907 Huhtamaki OYJ (Materials) 197,847
12,668 Kesko OYJ, Class B (Consumer
Staples) 229,940
15,585 Kone OYJ, Class B (Industrials) 791,644
32,740 Metso Corp. (Industrials) 397,721
20,182 Neste OYJ (Energy) 422,088
248,391 Nokia OYJ (Information
Technology) 968,326
151,707 Nordea Bank Abp (Financials) 1,860,210
4,995 Orion OYJ, Class B (Health
Care) 203,238
20,787 Sampo OYJ, Class A
(Financials) 890,018
26,811 Stora Enso OYJ, Class R
(Materials) 390,312
24,814 UPM- Kymmene OYJ
(Materials) 946,874
22,814 Wartsila OYJ Abp (Industrials) 475,648
8,388,384
France – 8.6%
1,286 Aeroports de Paris SA
(Industrials) 183,026
24,258 Air Liquide SA (Materials) 4,752,324
27,864 Airbus SE (Industrials) 4,715,847
84,661 AXA SA (Financials) 3,037,561
47,698 BNP Paribas SA (Financials)
(b)
3,505,573
37,364 Bollore SE (Communication
Services) 250,270
9,151 Bouygues SA (Industrials) 357,636
7,528 Capgemini SE (Information
Technology) 1,516,798
22,138 Cie de Saint-Gobain SA
(Industrials) 1,936,581
31,569 Cie Generale des Etablissements
Michelin SCA (Consumer
Discretionary) 1,273,180
52,119 Credit Agricole SA
(Financials)
(b)
844,463
30,000 Danone SA (Consumer Staples) 1,925,421
32,302 Dassault Systemes (Information
Technology) 1,299,936
83,291 Engie SA (Utilities) 1,404,687
13,644 EssilorLuxottica SA (Health
Care) 3,040,891
1,541 Hermes International SCA
(Consumer Discretionary) 3,640,254
3,361 Kering (Consumer
Discretionary) 1,157,369
12,053 Legrand SA (Industrials) 1,296,698
10,663 L'Oreal SA (Consumer Staples) 5,233,401
12,366 LVMH Moet Hennessy
Louis Vuitton SE (Consumer
Discretionary) 9,865,693
88,039 Orange SA (Communication
Services)
(b)
1,025,044
Shares Description Value
a
Common Stocks – (continued)
France – (continued)
9,230 Pernod Ricard SA (Consumer
Staples) $ 1,372,252
16,865 Safran SA (Industrials) 3,919,883
1,320 Sartorius Stedim Biotech
(Health Care) 261,736
35,126 Societe Generale SA
(Financials) 1,044,458
4,569 Thales SA (Industrials) 826,602
106,725 TotalEnergies SE (Energy) 7,763,828
23,074 Vinci SA (Industrials) 2,866,875
70,318,287
Germany – 7.4%
7,886 adidas AG (Consumer
Discretionary) 1,981,882
18,643 Allianz SE (Financials) 5,430,084
42,542 BASF SE (Materials) 2,235,749
46,758 Bayer AG (Health Care) 1,433,477
14,478 Bayerische Motoren Werke AG
(Consumer Discretionary) 1,464,540
4,595 Beiersdorf AG (Consumer
Staples) 720,066
4,380 BioNTech SE ADR (Health
Care)* 438,642
1,717 Carl Zeiss Meditec AG (Health
Care) 157,786
5,086 Continental AG (Consumer
Discretionary) 343,650
25,333 Daimler Truck Holding AG
(Industrials) 1,077,235
92,727 Deutsche Bank AG (Financials) 1,532,718
8,738 Deutsche Boerse AG
(Financials) 1,734,985
44,985 Deutsche Post AG (Industrials) 1,887,990
153,649 Deutsche Telekom AG
(Communication Services) 3,718,005
105,322 E.ON SE (Utilities) 1,404,066
9,445 Evonik Industries AG
(Materials) 206,813
9,364 Fresenius Medical Care AG
(Health Care) 398,287
19,359 Fresenius SE & Co. KGaA
(Health Care)* 615,353
2,828 Hannover Rueck SE
(Financials) 700,592
296 Hapag -Lloyd AG (Industrials)
(a)
55,945
6,187 Heidelberg Materials AG
(Materials) 642,914
4,530 Henkel AG & Co. KGaA
(Consumer Staples) 361,948
61,981 Infineon Technologies AG
(Information Technology) 2,477,830
3,111 Knorr- Bremse AG (Industrials) 238,438
37,415 Mercedes-Benz Group AG
(Consumer Discretionary) 2,697,019
6,082 Merck KGaA (Health Care) 1,099,337
2,530 MTU Aero Engines AG
(Industrials) 627,591

GOLDMAN SACHS MARKETBETA
®
INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Germany – (continued)
6,486 Muenchener
Rueckversicherungs-
Gesellschaft AG in Muenchen
(Financials) $ 3,224,168
2,067 Rheinmetall AG (Industrials) 1,184,350
35,403 RWE AG (Utilities) 1,339,024
48,712 SAP SE (Information
Technology) 8,776,260
35,224 Siemens AG (Industrials) 6,740,041
23,549 Siemens Energy AG
(Industrials)* 634,519
12,667 Siemens Healthineers AG
(Health Care)
(a)
734,045
6,246 Symrise AG (Materials) 741,465
2,849 Talanx AG (Financials) 226,244
1,336 Volkswagen AG (Consumer
Discretionary) 190,142
32,725 Vonovia SE (Real Estate) 1,023,157
60,496,357
Guatemala – 0.0%
6,072 Millicom International Cellular
SA SDR, SDR (Communication
Services)* 151,609
Hong Kong – 1.7%
538,356 AIA Group Ltd. (Financials) 4,159,806
28,343 Cathay Pacific Airways Ltd.
(Industrials) 29,671
89,221 CK Asset Holdings Ltd. (Real
Estate) 351,827
28,547 CK Infrastructure Holdings Ltd.
(Utilities) 164,568
89,178 CLP Holdings Ltd. (Utilities) 705,025
14,265 DFI Retail Group Holdings Ltd.
(Consumer Staples) 26,248
3,351 Futu Holdings Ltd. ADR
(Financials)* 251,794
81,809 Hang Lung Properties Ltd.
(Real Estate) 74,559
33,894 Hang Seng Bank Ltd.
(Financials) 470,500
61,899 Henderson Land Development
Co. Ltd. (Real Estate) 192,264
106,388 HK Electric Investments &
HK Electric Investments Ltd.
(Utilities) 65,138
169,779 HKT Trust & HKT Ltd.
(Communication Services) 197,267
430,382 Hong Kong & China Gas Co.
Ltd. (Utilities) 333,926
56,817 Hong Kong Exchanges &
Clearing Ltd. (Financials) 1,908,582
48,580 Hongkong Land Holdings Ltd.
(Real Estate) 164,686
9,278 Jardine Matheson Holdings Ltd.
(Industrials) 341,430
119,876 Link REIT (Real Estate) 502,589
73,617 MTR Corp. Ltd. (Industrials) 249,363
Shares Description Value
a
Common Stocks – (continued)
Hong Kong – (continued)
64,129 Power Assets Holdings Ltd.
(Utilities) $ 354,936
129,409 Prudential PLC (Financials) 1,230,785
461,057 Sino Biopharmaceutical Ltd.
(Health Care) 167,371
158,389 Sino Land Co. Ltd. (Real
Estate) 168,039
68,467 Sun Hung Kai Properties Ltd.
(Real Estate) 658,997
19,263 Swire Pacific Ltd., Class A
(Real Estate) 167,309
35,940 Swire Pacific Ltd., Class B
(Real Estate) 47,961
49,471 Swire Properties Ltd. (Real
Estate) 90,679
64,145 Techtronic Industries Co. Ltd.
(Industrials) 784,661
357,037 WH Group Ltd. (Consumer
Staples)
(a)
242,791
72,786 Wharf Real Estate Investment
Co. Ltd. (Real Estate) 210,729
14,313,501
Ireland – 0.5%
9,303 AerCap Holdings NV
(Industrials) 862,481
73,448 AIB Group PLC (Financials) 416,218
49,626 Bank of Ireland Group PLC
(Financials) 566,485
7,379 Kerry Group PLC, Class A
(Consumer Staples) 623,228
7,208 Kingspan Group PLC
(Industrials) 690,166
12,172 Smurfit Kappa Group PLC
(Materials) 590,663
3,749,241
Israel – 0.8%
2,712 Airport City Ltd. (Real Estate)* 40,166
10,155 Amot Investments Ltd. (Real
Estate) 39,579
1,717 Azrieli Group Ltd. (Real Estate) 103,473
58,435 Bank Hapoalim BM
(Financials) 534,040
68,898 Bank Leumi Le-Israel BM
(Financials) 568,548
94,125 Bezeq The Israeli
Telecommunication Corp. Ltd.
(Communication Services) 113,093
738 Big Shopping Centers Ltd.
(Real Estate)* 72,029
1,162 Camtek Ltd. (Information
Technology) 126,092
4,302 Check Point Software
Technologies Ltd. (Information
Technology)* 647,451
436 Delek Group Ltd. (Energy) 49,550
1,161 Elbit Systems Ltd. (Industrials) 219,386
12,204 Energix -Renewable Energies
Ltd. (Utilities) 50,255

GOLDMAN SACHS MARKETBETA
®
INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Israel – (continued)
5,447 Enlight Renewable Energy Ltd.
(Utilities)*
(b)
$ 93,851
309 Fattal Holdings 1998 Ltd.
(Consumer Discretionary)* 35,457
2,434 First International Bank Of
Israel Ltd. (The) (Financials) 98,530
3,201 Global-e Online Ltd. (Consumer
Discretionary)* 99,935
5,169 Harel Insurance Investments
& Financial Services Ltd.
(Financials) 44,114
32,785 ICL Group Ltd. (Materials) 152,544
172 Israel Corp. Ltd. (Materials) 40,186
58,184 Israel Discount Bank Ltd., Class
A (Financials) 296,996
1,175 Melisron Ltd. (Real Estate) 77,506
27,538 Mivne Real Estate KD Ltd.
(Real Estate) 63,836
7,078 Mizrahi Tefahot Bank Ltd.
(Financials) 256,652
2,977 Nice Ltd. (Information
Technology)* 565,024
1,344 Nova Ltd. (Information
Technology)* 289,081
4,791 OPC Energy Ltd. (Utilities)* 36,960
7,692 Phoenix Holdings Ltd. (The)
(Financials) 73,233
3,693 Plus500 Ltd. (Financials) 105,135
6,674 Shapir Engineering and Industry
Ltd. (Industrials)* 33,708
2,364 Strauss Group Ltd. (Consumer
Staples) 38,679
52,415 Teva Pharmaceutical Industries
Ltd. (Health Care)* 865,059
5,164 Tower Semiconductor Ltd.
(Information Technology)* 191,969
2,577 Wix.com Ltd. (Information
Technology)* 415,155
6,437,272
Italy – 2.6%
73,128 A2A SpA (Utilities) 153,139
6,156 Amplifon SpA (Health Care) 226,218
48,291 Assicurazioni Generali SpA
(Financials)
(b)
1,237,224
9,543 Banca Mediolanum SpA
(Financials) 109,297
64,725 Banco BPM SpA (Financials) 464,033
23,045 Davide Campari-Milano NV
(Consumer Staples) 229,512
365,479 Enel SpA (Utilities) 2,640,863
100,955 Eni SpA (Energy) 1,588,716
6,214 Ferrari NV (Consumer
Discretionary) 2,545,911
28,681 FinecoBank Banca Fineco SpA
(Financials) 462,216
14,635 Infrastrutture Wireless
Italiane SpA (Communication
Services)
(a)
159,672
Shares Description Value
a
Common Stocks – (continued)
Italy – (continued)
738,342 Intesa Sanpaolo SpA
(Financials) $ 2,890,370
18,834 Leonardo SpA (Industrials)* 481,917
28,448 Mediobanca Banca di Credito
Finanziario SpA (Financials) 448,424
9,122 Moncler SpA (Consumer
Discretionary) 606,451
22,844 Nexi SpA (Financials)*
(a)
151,029
11,852 Pirelli & C SpA (Consumer
Discretionary)
(a)
78,177
21,428 Poste Italiane SpA (Financials)
(a)
293,104
24,095 PRADA SpA (Consumer
Discretionary) 198,652
12,597 Prysmian SpA (Industrials) 820,792
4,585 Recordati Industria Chimica
e Farmaceutica SpA (Health
Care) 240,910
8,210 Ryanair Holdings PLC ADR
(Industrials) 998,665
96,303 Snam SpA (Utilities) 454,673
2,306 Stevanato Group SpA (Health
Care) 46,858
506,558 Telecom Italia SpA
(Communication Services)*
(b)
133,081
283,494 Telecom Italia SpA -RSP
(Communication Services)* 81,187
65,989 Terna - Rete Elettrica Nazionale
(Utilities) 553,186
77,997 UniCredit SpA (Financials) 3,080,849
21,375,126
Japan – 24.4%
4,302 ABC-Mart, Inc. (Consumer
Discretionary) 82,730
17,849 Acom Co. Ltd. (Financials) 45,694
34,482 Advantest Corp. (Information
Technology) 1,165,821
36,815 Aeon Co. Ltd. (Consumer
Staples) 793,486
4,254 Aeon Mall Co. Ltd. (Real
Estate) 51,204
9,577 AGC, Inc. (Industrials) 334,398
9,508 Air Water, Inc. (Materials) 139,070
6,847 Aisin Corp. (Consumer
Discretionary) 254,412
24,611 Ajinomoto Co., Inc. (Consumer
Staples) 877,818
8,820 Alfresa Holdings Corp. (Health
Care) 124,236
15,872 Amada Co. Ltd. (Industrials) 178,875
21,000 ANA Holdings, Inc.
(Industrials) 399,835
22,384 Asahi Group Holdings Ltd.
(Consumer Staples) 817,758
10,037 Asahi Intecc Co. Ltd. (Health
Care) 144,476
63,843 Asahi Kasei Corp. (Materials) 416,425
7,939 Asics Corp. (Consumer
Discretionary) 439,526

GOLDMAN SACHS MARKETBETA
®
INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
83,987 Astellas Pharma, Inc. (Health
Care) $ 827,604
6,141 Azbil Corp. (Information
Technology) 169,445
27,252 Bandai Namco Holdings, Inc.
(Consumer Discretionary) 496,326
6,079 BayCurrent Consulting, Inc.
(Industrials) 123,944
25,782 Bridgestone Corp. (Consumer
Discretionary) 1,122,205
11,819 Brother Industries Ltd.
(Information Technology) 226,911
3,657 Calbee , Inc. (Consumer Staples) 71,955
47,656 Canon, Inc. (Information
Technology) 1,380,446
15,730 Capcom Co. Ltd.
(Communication Services) 290,286
3,394 Cellebrite DI Ltd. (Information
Technology)* 36,146
43,793 Central Japan Railway Co.
(Industrials) 978,442
34,374 Chiba Bank Ltd. (The)
(Financials) 326,689
34,042 Chubu Electric Power Co., Inc.
(Utilities) 469,324
30,073 Chugai Pharmaceutical Co. Ltd.
(Health Care) 914,945
6,599 Coca-Cola Bottlers Japan
Holdings, Inc. (Consumer
Staples) 76,952
52,723 Concordia Financial Group Ltd.
(Financials) 316,885
889 Cosmos Pharmaceutical Corp.
(Consumer Staples) 71,790
19,428 CyberAgent , Inc.
(Communication Services) 116,893
11,172 Dai Nippon Printing Co. Ltd.
(Industrials) 347,221
16,080 Daifuku Co. Ltd. (Industrials) 280,731
45,375 Dai-ichi Life Holdings, Inc.
(Financials) 1,214,755
91,222 Daiichi Sankyo Co. Ltd. (Health
Care) 3,238,005
12,791 Daikin Industries Ltd.
(Industrials) 1,867,635
2,823 Daito Trust Construction Co.
Ltd. (Real Estate) 298,207
29,146 Daiwa House Industry Co. Ltd.
(Real Estate) 774,346
110 Daiwa House REIT Investment
Corp. REIT (Real Estate) 174,158
67,273 Daiwa Securities Group, Inc.
(Financials) 528,269
84,773 Denso Corp. (Consumer
Discretionary) 1,371,840
9,357 Dentsu Group, Inc.
(Communication Services) 247,583
4,280 Disco Corp. (Information
Technology) 1,674,741
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
51,412 East Japan Railway Co.
(Industrials) $ 892,991
4,345 Ebara Corp. (Industrials) 316,865
13,295 Eisai Co. Ltd. (Health Care) 571,327
7,905 Electric Power Development Co.
Ltd. (Utilities) 132,777
130,803 ENEOS Holdings, Inc. (Energy) 674,554
44,731 FANUC Corp. (Industrials) 1,252,166
7,950 Fast Retailing Co. Ltd.
(Consumer Discretionary) 2,034,233
6,401 Fuji Electric Co. Ltd.
(Industrials) 380,691
43,132 FUJIFILM Holdings Corp.
(Information Technology) 982,338
90,433 Fujitsu Ltd. (Information
Technology) 1,305,465
8,604 Fukuoka Financial Group, Inc.
(Financials) 250,709
234 GLP J REIT (Real Estate) 194,324
2,070 GMO Payment Gateway, Inc.
(Financials) 89,297
10,288 Hakuhodo DY Holdings, Inc.
(Communication Services) 85,043
6,565 Hamamatsu Photonics KK
(Information Technology) 193,134
11,102 Hankyu Hanshin Holdings, Inc.
(Industrials) 291,282
11,970 Haseko Corp. (Consumer
Discretionary) 135,052
895 Hikari Tsushin, Inc. (Industrials) 146,599
1,384 Hirose Electric Co. Ltd.
(Information Technology) 154,125
4,855 Hitachi Construction Machinery
Co. Ltd. (Industrials) 131,304
43,593 Hitachi Ltd. (Industrials) 4,478,723
230,960 Honda Motor Co. Ltd.
(Consumer Discretionary) 2,600,679
5,092 Hoshizaki Corp. (Industrials) 182,430
16,484 Hoya Corp. (Health Care) 1,999,332
23,859 Hulic Co. Ltd. (Real Estate) 220,454
5,853 Ibiden Co. Ltd. (Information
Technology) 235,878
55,697 Idemitsu Kosan Co. Ltd.
(Energy) 380,304
6,889 IHI Corp. (Industrials) 177,458
7,520 Iida Group Holdings Co. Ltd.
(Consumer Discretionary) 102,503
40,330 Inpex Corp. (Energy) 621,972
15,934 Isetan Mitsukoshi Holdings Ltd.
(Consumer Discretionary) 330,655
28,384 Isuzu Motors Ltd. (Consumer
Discretionary) 378,766
2,605 Ito En Ltd. (Consumer Staples) 62,180
59,134 ITOCHU Corp. (Industrials) 2,788,399
11,724 J Front Retailing Co. Ltd.
(Consumer Discretionary) 113,700
20,203 Japan Airlines Co. Ltd.
(Industrials) 340,370

GOLDMAN SACHS MARKETBETA
®
INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
24,849 Japan Exchange Group, Inc.
(Financials) $ 582,859
322 Japan Metropolitan Fund Invest
REIT (Real Estate) 189,538
18,122 Japan Post Bank Co. Ltd.
(Financials) 179,092
99,334 Japan Post Holdings Co. Ltd.
(Financials) 957,657
8,585 Japan Post Insurance Co. Ltd.
(Financials) 165,040
52,734 Japan Tobacco, Inc. (Consumer
Staples) 1,493,982
24,918 JFE Holdings, Inc. (Materials) 377,072
10,583 JGC Holdings Corp.
(Industrials) 83,980
9,470 JSR Corp. (Materials)* 261,239
10,529 JTEKT Corp. (Consumer
Discretionary) 76,248
20,804 Kajima Corp. (Industrials) 351,952
34,475 Kansai Electric Power Co., Inc.
(The) (Utilities) 622,391
9,180 Kansai Paint Co. Ltd.
(Materials) 153,054
21,248 Kao Corp. (Consumer Staples) 931,345
7,356 Kawasaki Heavy Industries Ltd.
(Industrials) 279,457
17,824 Kawasaki Kisen Kaisha Ltd.
(Industrials) 264,448
73,350 KDDI Corp. (Communication
Services) 2,024,366
5,041 Keihan Holdings Co. Ltd.
(Industrials) 93,477
5,160 Keio Corp. (Industrials) 124,251
7,422 Keisei Electric Railway Co. Ltd.
(Industrials) 266,568
4,844 Kewpie Corp. (Consumer
Staples) 95,958
8,753 Keyence Corp. (Information
Technology) 3,937,444
36,165 Kikkoman Corp. (Consumer
Staples) 418,621
8,888 Kintetsu Group Holdings Co.
Ltd. (Industrials) 188,851
38,357 Kirin Holdings Co. Ltd.
(Consumer Staples) 530,889
2,387 Kobayashi Pharmaceutical Co.
Ltd. (Consumer Staples) 82,465
6,651 Kobe Bussan Co. Ltd.
(Consumer Staples) 147,330
5,308 Koei Tecmo Holdings Co. Ltd.
(Communication Services) 46,208
11,262 Koito Manufacturing Co. Ltd.
(Consumer Discretionary) 158,992
3,348 Kokusai Electric Corp.
(Information Technology)
(b)
91,612
42,657 Komatsu Ltd. (Industrials) 1,247,855
4,506 Konami Group Corp.
(Communication Services) 314,412
1,573 Kose Corp. (Consumer Staples) 103,902
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
49,997 Kubota Corp. (Industrials) $ 706,630
15,256 Kuraray Co. Ltd. (Materials) 185,476
5,283 Kurita Water Industries Ltd.
(Industrials) 225,917
62,607 Kyocera Corp. (Information
Technology) 711,547
11,702 Kyowa Kirin Co. Ltd. (Health
Care) 197,745
21,714 Kyushu Electric Power Co., Inc.
(Utilities) 253,073
6,605 Kyushu Railway Co.
(Industrials) 145,344
3,688 Lasertec Corp. (Information
Technology) 950,251
11,990 Lion Corp. (Consumer Staples) 96,289
13,086 Lixil Corp. (Industrials) 143,647
122,931 LY Corp. (Communication
Services) 291,711
19,229 M3, Inc. (Health Care) 186,484
11,464 Makita Corp. (Industrials) 337,985
79,775 Marubeni Corp. (Industrials) 1,553,416
8,362 Marui Group Co. Ltd.
(Financials) 124,277
16,707 MatsukiyoCocokara & Co.
(Consumer Staples) 235,808
27,059 Mazda Motor Corp. (Consumer
Discretionary) 285,407
4,007 McDonald's Holdings Co. Japan
Ltd. (Consumer Discretionary) 164,212
49,742 Mebuki Financial Group, Inc.
(Financials) 199,354
8,635 Medipal Holdings Corp. (Health
Care) 127,043
12,455 MEIJI Holdings Co. Ltd.
(Consumer Staples) 278,750
18,219 MINEBEA MITSUMI, Inc.
(Industrials) 381,203
13,381 MISUMI Group, Inc.
(Industrials) 229,651
66,991 Mitsubishi Chemical Group
Corp. (Materials) 354,128
175,322 Mitsubishi Corp. (Industrials) 3,685,059
93,258 Mitsubishi Electric Corp.
(Industrials) 1,620,124
53,294 Mitsubishi Estate Co. Ltd. (Real
Estate) 895,157
8,520 Mitsubishi Gas Chemical Co.,
Inc. (Materials) 159,779
39,146 Mitsubishi HC Capital, Inc.
(Financials) 259,196
153,832 Mitsubishi Heavy Industries
Ltd. (Industrials) 1,339,159
30,492 Mitsubishi Motors Corp.
(Consumer Discretionary) 84,814
544,143 Mitsubishi UFJ Financial
Group, Inc. (Financials) 5,741,125
69,184 Mitsui & Co. Ltd. (Industrials) 3,508,839
8,361 Mitsui Chemicals, Inc.
(Materials) 252,780

GOLDMAN SACHS MARKETBETA
®
INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
129,741 Mitsui Fudosan Co. Ltd. (Real
Estate) $ 1,189,296
16,991 Mitsui OSK Lines Ltd.
(Industrials) 560,510
120,073 Mizuho Financial Group, Inc.
(Financials) 2,455,787
11,599 MonotaRO Co. Ltd.
(Industrials) 122,378
59,972 MS&AD Insurance Group
Holdings, Inc. (Financials) 1,252,144
87,987 Murata Manufacturing Co. Ltd.
(Information Technology) 1,660,972
9,245 Nagoya Railroad Co. Ltd.
(Industrials) 105,925
11,943 NEC Corp. (Information
Technology) 883,499
20,958 Nexon Co. Ltd.
(Communication Services) 358,958
13,589 NGK Insulators Ltd.
(Industrials) 181,207
4,559 NH Foods Ltd. (Consumer
Staples) 139,748
5,965 Nichirei Corp. (Consumer
Staples) 134,943
22,544 NIDEC Corp. (Industrials) 1,125,156
15,300 Nikon Corp. (Consumer
Discretionary) 158,701
54,732 Nintendo Co. Ltd.
(Communication Services) 2,979,619
78 Nippon Building Fund, Inc.
REIT (Real Estate) 291,361
3,880 NIPPON EXPRESS
HOLDINGS, Inc. (Industrials) 191,278
41,809 Nippon Paint Holdings Co. Ltd.
(Materials) 281,219
112 Nippon Prologis REIT, Inc.
REIT (Real Estate) 184,736
8,780 Nippon Sanso Holdings Corp.
(Materials) 258,967
40,143 Nippon Steel Corp. (Materials) 876,711
2,550,925 Nippon Telegraph & Telephone
Corp. (Communication
Services) 2,504,742
7,614 Nippon Television Holdings,
Inc. (Communication Services) 102,743
22,150 Nippon Yusen KK (Industrials) 702,649
6,136 Nissan Chemical Corp.
(Materials) 170,205
114,252 Nissan Motor Co. Ltd.
(Consumer Discretionary) 405,984
12,016 Nisshin Seifun Group, Inc.
(Consumer Staples) 134,730
8,571 Nissin Foods Holdings Co. Ltd.
(Consumer Staples) 215,877
9,037 Niterra Co. Ltd. (Consumer
Discretionary) 271,780
3,847 Nitori Holdings Co. Ltd.
(Consumer Discretionary) 425,228
6,959 Nitto Denko Corp. (Materials) 531,186
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
141,742 Nomura Holdings, Inc.
(Financials) $ 857,334
4,851 Nomura Real Estate Holdings,
Inc. (Real Estate) 124,682
193 Nomura Real Estate Master
Fund, Inc. REIT (Real Estate) 181,400
18,260 Nomura Research Institute Ltd.
(Information Technology) 488,498
22,823 NSK Ltd. (Industrials) 111,817
29,184 NTT Data Group Corp.
(Information Technology) 447,292
32,500 Obayashi Corp. (Industrials) 378,369
1,346 OBIC Business Consultants Co.
Ltd. (Information Technology) 53,953
3,065 Obic Co. Ltd. (Information
Technology) 397,205
14,927 Odakyu Electric Railway Co.
Ltd. (Industrials) 156,399
43,653 Oji Holdings Corp. (Materials) 176,118
58,961 Olympus Corp. (Health Care) 928,060
8,808 Omron Corp. (Information
Technology) 287,986
20,680 Ono Pharmaceutical Co. Ltd.
(Health Care) 299,386
3,524 Open House Group Co. Ltd.
(Consumer Discretionary) 101,586
1,565 Oracle Corp. Japan (Information
Technology) 110,843
52,393 Oriental Land Co. Ltd.
(Consumer Discretionary) 1,462,650
54,044 ORIX Corp. (Financials) 1,175,834
132 Orix JREIT, Inc. REIT (Real
Estate) 133,894
19,305 Osaka Gas Co. Ltd. (Utilities) 438,814
10,328 Otsuka Corp. (Information
Technology) 195,919
20,821 Otsuka Holdings Co. Ltd.
(Health Care) 857,776
17,963 Pan Pacific International
Holdings Corp. (Consumer
Discretionary) 461,463
104,454 Panasonic Holdings Corp.
(Consumer Discretionary) 919,610
86,558 Persol Holdings Co. Ltd.
(Industrials) 124,540
66,757 Rakuten Group, Inc. (Consumer
Discretionary)* 346,646
68,508 Recruit Holdings Co. Ltd.
(Industrials) 3,464,963
61,295 Renesas Electronics Corp.
(Information Technology) 1,145,198
111,605 Resona Holdings, Inc.
(Financials) 769,861
8,317 Resonac Holdings Corp.
(Materials) 183,758
26,610 Ricoh Co. Ltd. (Information
Technology) 237,660
5,121 Rinnai Corp. (Consumer
Discretionary) 122,823

GOLDMAN SACHS MARKETBETA
®
INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
16,520 Rohm Co. Ltd. (Information
Technology) $ 213,195
9,254 Rohto Pharmaceutical Co. Ltd.
(Consumer Staples) 162,591
12,101 Ryohin Keikaku Co. Ltd.
(Consumer Discretionary) 198,866
17,135 Santen Pharmaceutical Co. Ltd.
(Health Care) 177,516
11,354 SBI Holdings, Inc. (Financials) 293,487
4,386 SCREEN Holdings Co. Ltd.
(Information Technology) 418,797
6,742 SCSK Corp. (Information
Technology) 127,722
9,774 Secom Co. Ltd. (Industrials) 607,792
7,272 Sega Sammy Holdings, Inc.
(Consumer Discretionary) 102,339
10,491 Seibu Holdings, Inc.
(Industrials) 156,051
12,933 Seiko Epson Corp. (Information
Technology) 207,972
17,729 Sekisui Chemical Co. Ltd.
(Consumer Discretionary) 254,182
28,081 Sekisui House Ltd. (Consumer
Discretionary) 631,150
108,879 Seven & i Holdings Co. Ltd.
(Consumer Staples) 1,405,114
21,280 SG Holdings Co. Ltd.
(Industrials) 215,041
13,030 Sharp Corp. (Consumer
Discretionary)* 80,446
12,880 Shimadzu Corp. (Information
Technology) 333,424
2,226 Shimamura Co. Ltd. (Consumer
Discretionary) 106,664
3,691 Shimano, Inc. (Consumer
Discretionary) 603,403
25,497 Shimizu Corp. (Industrials) 141,110
93,278 Shin-Etsu Chemical Co. Ltd.
(Materials) 3,475,406
3,015 Shinko Electric Industries Co.
Ltd. (Information Technology) 107,346
13,795 Shionogi & Co. Ltd. (Health
Care) 618,008
18,411 Shiseido Co. Ltd. (Consumer
Staples) 582,399
25,791 Shizuoka Financial Group, Inc.
(Financials) 266,288
2,657 SMC Corp. (Industrials) 1,332,516
133,086 SoftBank Corp.
(Communication Services) 1,598,523
46,373 SoftBank Group Corp.
(Communication Services) 2,668,266
16,647 Sohgo Security Services Co.
Ltd. (Industrials) 100,256
10,509 Sojitz Corp. (Industrials) 274,453
43,206 Sompo Holdings, Inc.
(Financials) 914,187
58,651 Sony Group Corp. (Consumer
Discretionary) 4,812,782
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
4,140 Square Enix Holdings Co. Ltd.
(Communication Services) $ 124,059
7,009 Stanley Electric Co. Ltd.
(Consumer Discretionary) 128,699
28,854 Subaru Corp. (Consumer
Discretionary) 642,649
4,808 Sugi Holdings Co. Ltd.
(Consumer Staples) 74,562
16,011 SUMCO Corp. (Information
Technology) 240,249
67,311 Sumitomo Chemical Co. Ltd.
(Materials) 138,053
56,066 Sumitomo Corp. (Industrials) 1,456,014
34,294 Sumitomo Electric Industries
Ltd. (Consumer Discretionary) 555,290
7,810 Sumitomo Forestry Co. Ltd.
(Consumer Discretionary) 269,669
5,391 Sumitomo Heavy Industries
Ltd. (Industrials) 146,143
12,056 Sumitomo Metal Mining Co.
Ltd. (Materials) 392,417
62,181 Sumitomo Mitsui Financial
Group, Inc. (Financials) 4,071,669
31,286 Sumitomo Mitsui Trust
Holdings, Inc. (Financials) 725,285
19,994 Sumitomo Realty &
Development Co. Ltd. (Real
Estate) 623,822
8,233 Sumitomo Rubber Industries
Ltd. (Consumer Discretionary) 92,785
3,182 Sundrug Co. Ltd. (Consumer
Staples) 80,914
5,880 Suntory Beverage & Food Ltd.
(Consumer Staples) 215,189
74,671 Suzuki Motor Corp. (Consumer
Discretionary) 885,484
22,385 Sysmex Corp. (Health Care) 381,690
25,391 T&D Holdings, Inc. (Financials) 456,535
7,842 Taisei Corp. (Industrials) 297,771
5,770 Taiyo Yuden Co. Ltd.
(Information Technology) 121,425
72,630 Takeda Pharmaceutical Co. Ltd.
(Health Care) 1,928,696
6,329 TBS Holdings, Inc.
(Communication Services) 147,930
17,840 TDK Corp. (Information
Technology) 891,290
67,555 Terumo Corp. (Health Care) 1,147,805
5,768 THK Co. Ltd. (Industrials) 111,510
11,081 TIS, Inc. (Information
Technology) 202,341
9,817 Tobu Railway Co. Ltd.
(Industrials) 173,294
2,185 Toei Animation Co. Ltd.
(Communication Services) 33,148
5,072 Toho Co. Ltd. (Communication
Services) 160,185
21,697 Tohoku Electric Power Co., Inc.
(Utilities) 219,600

GOLDMAN SACHS MARKETBETA
®
INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
90,552 Tokio Marine Holdings, Inc.
(Financials) $ 3,128,364
7,748 Tokyo Century Corp.
(Financials) 71,517
70,086 Tokyo Electric Power Co.
Holdings, Inc. (Utilities)* 419,058
21,562 Tokyo Electron Ltd.
(Information Technology) 4,614,401
19,423 Tokyo Gas Co. Ltd. (Utilities) 435,687
25,901 Tokyu Corp. (Industrials) 302,449
27,941 Tokyu Fudosan Holdings Corp.
(Real Estate) 193,095
12,225 TOPPAN Holdings, Inc.
(Industrials) 316,623
71,117 Toray Industries, Inc.
(Materials) 355,619
14,090 Tosoh Corp. (Materials) 178,697
7,181 TOTO Ltd. (Industrials) 179,177
4,289 Toyo Suisan Kaisha Ltd.
(Consumer Staples) 308,687
3,418 Toyota Boshoku Corp.
(Consumer Discretionary) 49,809
7,813 Toyota Industries Corp.
(Industrials) 735,833
541,855 Toyota Motor Corp. (Consumer
Discretionary) 11,727,060
10,955 Toyota Tsusho Corp.
(Industrials) 664,989
6,226 Trend Micro, Inc. (Information
Technology) 280,427
1,766 Tsuruha Holdings, Inc.
(Consumer Staples) 104,536
19,422 Unicharm Corp. (Consumer
Staples) 624,268
145 United Urban Investment Corp.
REIT (Real Estate) 129,088
18,620 USS Co. Ltd. (Consumer
Discretionary) 145,090
4,314 Welcia Holdings Co. Ltd.
(Consumer Staples) 59,476
22,343 West Japan Railway Co.
(Industrials) 446,163
12,487 Yakult Honsha Co. Ltd.
(Consumer Staples) 227,340
30,515 Yamada Holdings Co. Ltd.
(Consumer Discretionary) 85,519
7,617 Yamaha Corp. (Consumer
Discretionary) 172,994
43,138 Yamaha Motor Co. Ltd.
(Consumer Discretionary) 420,688
14,491 Yamato Holdings Co. Ltd.
(Industrials) 166,170
6,232 Yamazaki Baking Co. Ltd.
(Consumer Staples) 137,096
12,301 Yaskawa Electric Corp.
(Industrials) 468,651
11,255 Yokogawa Electric Corp.
(Information Technology) 289,065
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
6,175 Yokohama Rubber Co. Ltd.
(The) (Consumer Discretionary) $ 154,822
4,422 Zensho Holdings Co. Ltd.
(Consumer Discretionary) 173,368
5,508 ZOZO, Inc. (Consumer
Discretionary) 128,915
200,501,238
Jordan – 0.0%
7,413 Hikma Pharmaceuticals PLC
(Health Care) 182,158
Luxembourg – 0.1%
21,556 ArcelorMittal (Materials) 565,373
6,099 Eurofins Scientific SE (Health
Care) 366,543
931,916
Macau – 0.1%
87,432 Galaxy Entertainment Group
Ltd. (Consumer Discretionary) 419,092
114,043 Sands China Ltd. (Consumer
Discretionary)* 271,720
690,812
Mexico – 0.0%
8,667 Fresnillo PLC (Materials) 68,361
Netherlands – 4.2%
1,429 Adyen NV (Financials)*
(a)
1,838,008
8,021 Akzo Nobel NV (Materials) 558,506
2,784 Argenx SE ADR (Health Care)* 1,032,920
2,188 ASM International NV
(Information Technology) 1,520,663
18,780 ASML Holding NV
(Information Technology) 17,753,506
4,681 EXOR NV (Financials) 522,906
5,219 Heineken Holding NV
(Consumer Staples) 425,498
13,677 Heineken NV (Consumer
Staples) 1,364,212
157,917 ING Groep NV (Financials) 2,805,359
45,146 Koninklijke Ahold Delhaize NV
(Consumer Staples) 1,398,760
155,638 Koninklijke KPN NV
(Communication Services) 581,901
38,370 Koninklijke Philips NV (Health
Care)* 1,036,364
36,151 Universal Music Group NV
(Communication Services) 1,121,638
11,808 Wolters Kluwer NV
(Industrials) 1,872,182
33,832,423
New Zealand – 0.3%
31,770 a2 Milk Co. Ltd. (The)
(Consumer Staples)* 150,105
56,733 Auckland International Airport
Ltd. (Industrials) 271,883
36,463 Contact Energy Ltd. (Utilities) 206,554

GOLDMAN SACHS MARKETBETA
®
INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
New Zealand – (continued)
25,798 Fisher & Paykel Healthcare
Corp. Ltd. (Health Care) $ 467,584
37,940 Infratil Ltd. (Industrials) 247,090
3,887 Mainfreight Ltd. (Industrials) 164,903
30,661 Mercury NZ Ltd. (Utilities) 125,839
59,484 Meridian Energy Ltd. (Utilities) 247,058
85,903 Spark New Zealand Ltd.
(Communication Services) 220,351
5,974 Xero Ltd. (Information
Technology)* 536,356
2,637,723
Norway – 0.8%
1,033 Aker ASA, Class A (Industrials) 61,479
14,429 Aker BP ASA (Energy) 369,465
34,665 AutoStore Holdings Ltd.
(Industrials)*
(a)
48,854
41,784 DNB Bank ASA (Financials) 816,458
41,179 Equinor ASA (Energy) 1,187,545
6,717 Frontline PLC (Energy) 192,398
8,518 Gjensidige Forsikring ASA
(Financials) 149,002
3,938 Kongsberg Gruppen ASA
(Industrials) 338,056
12,624 Leroy Seafood Group ASA
(Consumer Staples) 55,321
20,823 Mowi ASA (Consumer Staples) 372,379
61,455 Norsk Hydro ASA (Materials) 415,023
37,386 Orkla ASA (Consumer Staples) 297,442
3,043 Salmar ASA (Consumer
Staples) 185,016
3,230 Schibsted ASA, Class A
(Communication Services) 93,502
4,491 Schibsted ASA, Class B
(Communication Services) 121,282
3,393 Seadrill Ltd. (Energy)* 170,756
7,994 SpareBank 1 SR-Bank ASA
(Financials) 103,222
20,432 Storebrand ASA (Financials) 220,633
30,274 Telenor ASA (Communication
Services) 352,856
10,967 TOMRA Systems ASA
(Industrials) 143,908
26,378 Var Energi ASA (Energy) 93,314
4,774 Wallenius Wilhelmsen ASA
(Industrials) 50,779
5,838,690
Poland – 0.4%
22,231 Allegro.eu SA (Consumer
Discretionary)*
(a)
213,303
8,300 Bank Pekao SA (Financials) 337,313
594 Budimex SA (Industrials) 112,780
3,255 CD Projekt SA (Communication
Services)
(b)
107,728
2,255 Dino Polska SA (Consumer
Staples)*
(a)
224,584
8,158 InPost SA (Industrials)* 146,218
6,413 KGHM Polska Miedz SA
(Materials) 247,105
Shares Description Value
a
Common Stocks – (continued)
Poland – (continued)
52 LPP SA (Consumer
Discretionary) $ 229,027
608 mBank SA (Financials)* 96,675
27,358 ORLEN SA (Energy) 441,744
41,319 PGE Polska Grupa
Energetyczna SA (Utilities)* 71,093
40,337 Powszechna Kasa Oszczednosci
Bank Polski SA (Financials) 608,180
26,726 Powszechny Zaklad
Ubezpieczen SA (Financials) 339,421
1,566 Santander Bank Polska SA
(Financials) 200,633
3,375,804
Portugal – 0.2%
344,455 Banco Comercial Portugues SA,
Class R (Financials)* 138,994
131,900 EDP – Energias de Portugal SA
(Utilities) 534,244
22,494 Galp Energia SGPS SA
(Energy) 471,663
12,928 Jeronimo Martins SGPS SA
(Consumer Staples) 288,833
10,037 Navigator Co. SA (The)
(Materials)* 43,737
1,477,471
Russia – –%
12,172 Evraz PLC (Materials)*
(c)
—
Singapore – 1.6%
166,945 CapitaLand Ascendas REIT
REIT (Real Estate) 322,354
213,673 CapitaLand Integrated
Commercial Trust REIT (Real
Estate) 309,831
112,888 CapitaLand Investment Ltd.
(Real Estate) 222,151
20,746 City Developments Ltd. (Real
Estate) 86,103
95,665 DBS Group Holdings Ltd.
(Financials) 2,547,151
131,336 Frasers Logistics & Commercial
Trust REIT (Real Estate) 96,192
266,654 Genting Singapore Ltd.
(Consumer Discretionary) 179,518
115,071 Grab Holdings Ltd., Class A
(Industrials)* 422,311
10,714 Hafnia Ltd. (Energy) 93,810
4,450 Jardine Cycle & Carriage Ltd.
(Industrials) 84,740
65,217 Keppel Ltd. (Industrials) 324,227
96,628 Mapletree Industrial Trust REIT
(Real Estate) 157,270
154,845 Mapletree Logistics Trust REIT
(Real Estate) 152,359
107,942 Mapletree Pan Asia Commercial
Trust REIT (Real Estate) 97,425
42,081 Olam Group Ltd. (Consumer
Staples) 35,490

GOLDMAN SACHS MARKETBETA
®
INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Singapore – (continued)
152,836 Oversea-Chinese Banking Corp.
Ltd. (Financials) $ 1,640,638
40,860 SATS Ltd. (Industrials)* 84,036
17,111 Sea Ltd. ADR (Communication
Services)* 1,155,335
151,780 Seatrium Ltd. (Industrials)*
(b)
197,627
42,166 Sembcorp Industries Ltd.
(Utilities) 158,782
62,266 Singapore Airlines Ltd.
(Industrials) 311,860
38,463 Singapore Exchange Ltd.
(Financials) 272,032
71,402 Singapore Technologies
Engineering Ltd. (Industrials) 220,804
335,931 Singapore Telecommunications
Ltd. (Communication Services) 616,342
30,598 STMicroelectronics NV
(Information Technology) 1,257,437
63,605 United Overseas Bank Ltd.
(Financials) 1,448,841
24,695 UOL Group Ltd. (Real Estate) 98,473
12,712 Venture Corp. Ltd. (Information
Technology) 131,850
12,724,989
South Africa – 0.2%
54,953 Anglo American PLC
(Materials) 1,758,601
South Korea – 0.0%
9,396 Delivery Hero SE (Consumer
Discretionary)*
(a)
284,690
Spain – 2.5%
9,594 ACS Actividades de
Construccion y Servicios SA
(Industrials) 428,275
3,450 Aena SME SA (Industrials)
(a)
672,660
21,385 Amadeus IT Group SA
(Consumer Discretionary) 1,516,905
277,638 Banco Bilbao Vizcaya
Argentaria SA (Financials) 2,995,956
752,618 Banco Santander SA
(Financials) 3,949,993
177,548 CaixaBank SA (Financials) 1,015,773
26,777 Cellnex Telecom SA
(Communication Services)*
(a)
974,688
13,865 EDP Renovaveis SA (Utilities) 221,563
14,865 Endesa SA (Utilities) 295,315
275,103 Iberdrola SA (Utilities) 3,613,689
52,585 Industria de Diseno Textil SA
(Consumer Discretionary) 2,486,680
5,867 Naturgy Energy Group SA
(Utilities) 157,192
18,984 Redeia Corp. SA (Utilities) 340,874
60,047 Repsol SA (Energy) 979,110
242,935 Telefonica SA (Communication
Services) 1,130,085
20,778,758
Shares Description Value
a
Common Stocks – (continued)
Sweden – 3.4%
8,253 AAK AB (Consumer Staples) $ 231,020
11,231 AddTech AB, Class B
(Industrials) 264,832
13,266 Alfa Laval AB (Industrials) 612,013
46,207 Assa Abloy AB, Class B
(Industrials) 1,349,674
120,477 Atlas Copco AB, Class A
(Industrials) 2,300,211
70,727 Atlas Copco AB, Class B
(Industrials) 1,165,087
5,568 Avanza Bank Holding AB
(Financials)
(b)
145,061
5,098 Axfood AB (Consumer Staples) 135,094
17,561 Beijer Ref AB (Industrials) 284,106
12,640 Boliden AB (Materials) 440,835
19,114 Castellum AB (Real Estate)* 237,262
16,292 Elekta AB, Class B (Health
Care) 133,453
38,220 Embracer Group AB
(Communication Services)*
(b)
95,139
29,211 Epiroc AB, Class A (Industrials) 607,428
17,720 Epiroc AB, Class B (Industrials) 330,906
24,605 EQT AB (Financials) 743,961
28,343 Essity AB, Class B (Consumer
Staples) 726,281
8,402 Evolution AB (Consumer
Discretionary)
(a)
901,139
10,436 Fabege AB (Real Estate) 88,660
30,909 Fastighets AB Balder, Class B
(Real Estate)* 207,663
10,229 Getinge AB, Class B (Health
Care) 181,876
28,802 H & M Hennes & Mauritz
AB, Class B (Consumer
Discretionary)
(b)
508,277
90,709 Hexagon AB, Class B
(Information Technology) 993,580
4,262 Holmen AB, Class B (Materials) 178,063
18,043 Husqvarna AB, Class B
(Industrials) 148,740
5,594 Industrivarden AB, Class A
(Financials) 198,395
6,076 Industrivarden AB, Class C
(Financials) 212,659
12,559 Indutrade AB (Industrials) 322,895
6,329 Investment AB Latour , Class B
(Industrials) 175,659
22,550 Investor AB, Class A
(Financials) 605,067
86,326 Investor AB, Class B
(Financials) 2,334,378
11,181 Kinnevik AB, Class B
(Financials)* 129,115
2,118 L E Lundbergforetagen AB,
Class B (Financials) 107,338
10,590 Lifco AB, Class B (Industrials) 279,723
69,365 Nibe Industrier AB, Class B
(Industrials)
(b)
352,062
14,440 Saab AB, Class B (Industrials) 347,915

GOLDMAN SACHS MARKETBETA
®
INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Sweden – (continued)
10,144 Sagax AB, Class B (Real Estate) $ 266,785
49,204 Sandvik AB (Industrials) 1,078,379
23,622 Securitas AB, Class B
(Industrials)
(b)
242,123
74,561 Skandinaviska Enskilda Banken
AB, Class A (Financials) 1,057,389
15,576 Skanska AB, Class B
(Industrials) 274,356
17,534 SKF AB, Class B (Industrials) 382,283
10,359 SSAB AB, Class A (Materials) 60,122
29,814 SSAB AB, Class B (Materials) 172,355
28,084 Svenska Cellulosa AB SCA,
Class B (Materials) 429,517
68,867 Svenska Handelsbanken AB,
Class A (Financials) 645,898
1,665 Svenska Handelsbanken AB,
Class B (Financials)
(b)
19,203
8,507 Sweco AB, Class B (Industrials) 118,903
46,860 Swedbank AB, Class A
(Financials) 971,757
10,931 Swedish Orphan Biovitrum AB
(Health Care)* 293,511
25,977 Tele2 AB, Class B
(Communication Services) 253,417
136,850 Telefonaktiebolaget LM
Ericsson, Class B (Information
Technology) 840,316
106,008 Telia Co. AB (Communication
Services) 274,666
4,968 Thule Group AB (Consumer
Discretionary)
(a)
149,269
9,839 Trelleborg AB, Class B
(Industrials) 382,626
8,937 Volvo AB, Class A (Industrials) 242,009
71,044 Volvo AB, Class B (Industrials) 1,904,918
30,212 Volvo Car AB, Class B
(Consumer Discretionary)* 100,901
28,236,270
Switzerland – 5.1%
76,944 ABB Ltd. (Industrials) 4,213,306
23,396 Alcon, Inc. (Health Care) 2,083,506
25,098 Cie Financiere Richemont SA
(Consumer Discretionary) 4,007,501
12,505 DSM- Firmenich AG (Materials) 1,434,245
1,554 Geberit AG (Industrials) 948,092
438 Givaudan SA (Materials) 2,057,092
2,409 Kuehne + Nagel International
AG (Industrials) 682,258
3,529 Lonza Group AG (Health Care) 1,902,683
90,458 Novartis AG (Health Care) 9,342,096
1,025 Partners Group Holding AG
(Financials) 1,370,227
939 Schindler Holding AG
(Industrials) 237,313
1,903 Schindler Holding AG
Participation Certificates
(Industrials) 492,757
6,975 SGS SA (Industrials) 649,449
7,204 Sika AG (Materials) 2,179,207
Shares Description Value
a
Common Stocks – (continued)
Switzerland – (continued)
5,005 Straumann Holding AG (Health
Care) $ 649,099
1,317 Swatch Group AG (The)
– Bearer (Consumer
Discretionary) 281,969
2,472 Swatch Group AG (The)
– Registered (Consumer
Discretionary) 103,029
1,186 Swisscom AG (Communication
Services) 654,952
156,767 UBS Group AG (Financials) 4,950,720
6,901 Zurich Insurance Group AG
(Financials) 3,623,570
41,863,071
United Kingdom – 10.6%
44,880 3i Group PLC (Financials) 1,635,954
11,139 Admiral Group PLC
(Financials) 384,905
13,976 Allfunds Group PLC
(Financials) 82,993
20,824 Ashtead Group PLC
(Industrials) 1,508,067
16,269 Associated British Foods PLC
(Consumer Staples) 528,200
71,296 AstraZeneca PLC (Health Care) 11,065,367
42,871 Auto Trader Group PLC
(Communication Services)
(a)
445,510
128,670 Aviva PLC (Financials) 786,185
43,820 B&M European Value Retail SA
(Consumer Discretionary) 303,841
145,088 BAE Systems PLC (Industrials) 2,571,388
723,493 Barclays PLC (Financials) 2,026,534
45,751 Barratt Developments PLC
(Consumer Discretionary) 293,115
4,927 Berkeley Group Holdings PLC
(Consumer Discretionary) 328,708
97,574 British American Tobacco PLC
(Consumer Staples) 3,000,186
296,386 BT Group PLC
(Communication Services) 492,831
15,796 Bunzl PLC (Industrials) 590,473
17,408 Burberry Group PLC
(Consumer Discretionary) 229,396
262,817 Centrica PLC (Utilities) 473,653
124,881 CK Hutchison Holdings Ltd.
(Industrials) 608,175
9,539 Coca-Cola Europacific Partners
PLC (Consumer Staples) 703,120
82,477 Compass Group PLC
(Consumer Discretionary) 2,301,815
77,564 ConvaTec Group PLC (Health
Care)
(a)
245,504
6,553 Croda International PLC
(Materials) 378,785
4,652 DCC PLC (Industrials) 337,015
106,883 Diageo PLC (Consumer
Staples) 3,579,677
62,745 DS Smith PLC (Materials) 304,369

GOLDMAN SACHS MARKETBETA
®
INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
United Kingdom – (continued)
30,016 Entain PLC (Consumer
Discretionary) $ 258,037
8,403 Flutter Entertainment PLC
(Consumer Discretionary)* 1,594,107
17,734 Halma PLC (Information
Technology) 502,607
16,623 Hargreaves Lansdown PLC
(Financials) 223,391
916,951 HSBC Holdings PLC
(Financials) 8,130,211
39,106 Imperial Brands PLC
(Consumer Staples) 966,420
65,835 Informa PLC (Communication
Services) 710,636
7,534 InterContinental Hotels Group
PLC (Consumer Discretionary) 757,791
13,589 Intermediate Capital Group
PLC (Financials) 399,665
87,034 International Consolidated
Airlines Group SA ADR
(Industrials)* 376,875
7,563 Intertek Group PLC
(Industrials) 459,892
82,594 J Sainsbury PLC (Consumer
Staples) 291,500
117,450 JD Sports Fashion PLC
(Consumer Discretionary) 190,660
89,178 Kingfisher PLC (Consumer
Discretionary) 299,863
32,269 Land Securities Group PLC
REIT (Real Estate) 268,079
279,166 Legal & General Group PLC
(Financials) 888,586
3,060,172 Lloyds Banking Group PLC
(Financials) 2,163,178
20,032 London Stock Exchange Group
PLC (Financials) 2,336,746
104,824 M&G PLC (Financials) 265,723
62,907 Melrose Industries PLC
(Industrials) 493,214
175,178 National Grid PLC (Utilities) 1,968,077
257,620 NatWest Group PLC
(Financials) 1,033,206
5,619 Next PLC (Consumer
Discretionary) 668,051
27,721 Ocado Group PLC (Consumer
Staples)* 131,860
33,627 Pearson PLC (Consumer
Discretionary) 405,876
15,011 Persimmon PLC (Consumer
Discretionary) 276,169
35,179 Phoenix Group Holdings PLC
(Financials) 222,248
34,035 Reckitt Benckiser Group PLC
(Consumer Staples) 1,929,203
89,850 RELX PLC (Industrials) 3,907,805
117,871 Rentokil Initial PLC
(Industrials) 621,754
Shares Description Value
a
Common Stocks – (continued)
United Kingdom – (continued)
38,247 Rightmove PLC
(Communication Services) $ 259,648
400,554 Rolls-Royce Holdings PLC
(Industrials)* 2,312,275
47,989 Sage Group PLC (The)
(Information Technology) 624,744
41,372 Schroders PLC (Financials) 206,380
60,723 Segro PLC REIT (Real Estate) 704,472
12,413 Severn Trent PLC (Utilities) 377,089
41,071 Smith & Nephew PLC (Health
Care) 517,896
16,453 Smiths Group PLC (Industrials) 360,724
3,449 Spirax-Sarco Engineering PLC
(Industrials) 391,262
51,267 SSE PLC (Utilities) 1,145,545
103,736 Standard Chartered PLC
(Financials) 1,026,765
165,944 Taylor Wimpey PLC (Consumer
Discretionary) 310,899
339,548 Tesco PLC (Consumer Staples) 1,344,493
118,626 Unilever PLC (Consumer
Staples) 6,462,776
32,062 United Utilities Group PLC
(Utilities) 414,745
1,145,613 Vodafone Group PLC
(Communication Services) 1,102,990
12,204 Weir Group PLC (The)
(Industrials) 330,030
9,126 Whitbread PLC (Consumer
Discretionary) 343,116
27,544 Wise PLC, Class A
(Financials)* 285,637
50,462 WPP PLC (Communication
Services) 524,780
86,993,462
United States – 8.7%
734,098 BP PLC (Energy) 4,562,515
22,832 CSL Ltd. (Health Care) 4,253,157
1,991 CyberArk Software Ltd.
(Information Technology)* 456,437
43,737 Experian PLC (Industrials) 2,008,594
22,147 Ferrovial SE (Industrials) 871,792
194,785 GSK PLC (Health Care) 4,380,928
239,085 Haleon PLC (Consumer
Staples) 989,615
24,389 Holcim AG (Materials)* 2,129,763
3,828 ICON PLC (Health Care)* 1,243,411
3,380 Inmode Ltd. (Health Care)* 64,659
20,690 James Hardie Industries PLC
CDI (Materials)* 643,825
1,596 Monday.com Ltd. (Information
Technology)* 360,552
126,888 Nestle SA (Consumer Staples) 13,440,578
33,428 Roche Holding AG (Health
Care) 8,559,406
1,338 Roche Holding AG (Health
Care) 374,934
52,620 Sanofi SA (Health Care) 5,127,478

GOLDMAN SACHS MARKETBETA
®
INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
United States – (continued)
25,620 Schneider Electric SE
(Industrials) $ 6,326,087
305,662 Shell PLC (Energy) 10,941,490
100,200 Stellantis NV (Consumer
Discretionary) 2,197,299
13,744 Swiss Re AG (Financials) 1,747,422
21,669 Tenaris SA (Energy) 355,093
71,035,035
TOTAL COMMON STOCKS
(Cost $719,649,060)
808,198,995
Shares Description Rate Value
a
Preferred Stocks – 0.3%
Germany – 0.3%
2,755 Bayerische
Motoren Werke
AG (Consumer
Discretionary) 6.82% 264,389
5,363 Dr. Ing hc F
Porsche AG
(Consumer
Discretionary)
(a)
1.33 441,896
7,752 Henkel AG
& Co. KGaA
(Consumer
Staples) 2.23 699,503
7,209 Porsche
Automobil
Holding SE
(Consumer
Discretionary) 5.08 395,374
1,154 Sartorius AG
(Health Care) 0.31 302,547
8,613 Volkswagen
AG (Consumer
Discretionary) 7.88 1,075,282
TOTAL PREFERRED STOCKS
(Cost $3,574,309)
3,178,991
Units Description Expiration Month Value
aa
Right – 0.0%
United Kingdom – 0.0%
51,093 National Grid
PLC*
(Cost $0)
06/24 127,534
Shares Dividend Rate Value
aa a
Investment Company – 0.6%
(d)
Goldman Sachs Financial Square Treasury
Obligations Fund – Institutional Shares
4,771,320 5.180% 4,771,320
(Cost $4,771,320)
TOTAL INVESTMENTS BEFORE SECURITIES
LENDING REINVESTMENT VEHICLE
(Cost $727,994,689)
816,276,840
Shares Dividend Rate Value
a
Securities Lending Reinvestment Vehicle – 0.3%
(d)
a a a a
Goldman Sachs Financial Square Government
Fund - Institutional Shares
2,082,863 5.227% $ 2,082,863
(Cost $2,082,863)
TOTAL INVESTMENTS – 99.7%
(Cost $730,077,552)
$ 818,359,703
OTHER ASSETS IN EXCESS OF LIABILITIES
– 0.3%
2,206,973
NET ASSETS – 100.0%
$ 820,566,676
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
*
Non-income producing security.
(a)
Exempt from registration under Rule 144A of the Securities Act of 1933.
(b)
All or a portion of security is on loan.
(c)
Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(d)
Represents an affiliated issuer.
Investment Abbreviations:
ADR — American Depositary Receipt
CVA — Dutch Certification
PLC — Public Limited Company
REIT — Real Estate Investment Trust
SDR — Swedish Depositary Receipt
Sector Name
% of
Market
Value
Financials 19.4%
Industrials 17.3
Health Care 12.5
Consumer Discretionary 11.7
Information Technology 9.0
Consumer Staples 8.6
Materials 6.9
Energy 4.3
Communication Services 4.1
Utilities 3.1
Real Estate 2.2
Investment Company 0.6
Securities Lending Reinvestment Vehicle 0.3
TOTAL INVESTMENTS
100.0%

GOLDMAN SACHS MARKETBETA
®
INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Additional Investment Information
FUTURES CONTRACTS
— At May 31, 2024, the
Portfolio
had the following futures contracts:
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long position contracts:
MSCI EAFE E-Mini Index 60 06/21/24 $ 7,110,600 $ 123,922

GOLDMAN SACHS MARKETBETA
®
 RUSSELL 1000 GROWTH EQUITY ETF
Schedule of Investments
May 31, 2024 (Unaudited)
Shares Description Value
aa
Common Stocks – 99.8%
Communication Services – 10.7%
70,072 Alphabet, Inc., Class A* $ 12,087,420
59,186 Alphabet, Inc., Class C* 10,295,996
2,369 Charter Communications, Inc.,
Class A* 680,187
2,698 Iridium Communications, Inc. 81,237
435 Liberty Broadband Corp., Class
C* 23,529
812 Live Nation Entertainment, Inc.* 76,117
5,598 Match Group, Inc.* 171,467
43,026 Meta Platforms, Inc., Class A 20,085,827
10,043 Netflix, Inc.* 6,443,790
216 Nexstar Media Group, Inc. 35,789
13,759 Pinterest, Inc., Class A* 570,861
431 Playtika Holding Corp. 3,767
11,049 ROBLOX Corp., Class A* 371,467
219 Roku, Inc.* 12,571
3,268 Spotify Technology SA* 969,877
1,452 TKO Group Holdings, Inc. 158,370
10,275 Trade Desk, Inc. (The), Class A* 953,314
3,456 ZoomInfo Technologies, Inc.* 42,440
53,064,026
Consumer Discretionary – 14.7%
9,740 Airbnb, Inc., Class A* 1,411,618
121,563 Amazon.com, Inc.* 21,448,576
337 AutoZone, Inc.* 933,470
648 Best Buy Co., Inc. 54,963
3 Birkenstock Holding PLC
(Luxembourg)* 171
821 Booking Holdings, Inc. 3,100,383
204 Bright Horizons Family
Solutions, Inc.* 21,444
216 Brunswick Corp. 17,826
1,519 Burlington Stores, Inc.* 364,636
1,731 Caesars Entertainment, Inc.* 61,554
216 CarMax, Inc.* 15,176
841 Cava Group, Inc.* 77,835
646 Chipotle Mexican Grill, Inc.* 2,021,670
648 Choice Hotels International, Inc. 73,347
1,632 Churchill Downs, Inc. 211,344
25,759 Coupang, Inc. (South Korea)* 585,760
1,396 Crocs, Inc.* 217,273
1,294 Darden Restaurants, Inc. 194,605
601 Deckers Outdoor Corp.* 657,446
89 Dick's Sporting Goods, Inc. 20,260
821 Domino's Pizza, Inc. 417,544
5,708 DoorDash, Inc., Class A* 628,508
9,827 DraftKings, Inc., Class A* 345,222
648 eBay, Inc. 35,135
1,512 Etsy, Inc.* 95,967
2,288 Expedia Group, Inc.* 258,224
1,249 Five Below, Inc.* 172,524
2,446 Floor & Decor Holdings, Inc.,
Class A* 285,840
198 Grand Canyon Education, Inc.* 28,207
2,185 H&R Block, Inc. 108,463
2,683 Hilton Worldwide Holdings, Inc. 538,210
23,530 Home Depot, Inc. (The) 7,879,491
8,078 Las Vegas Sands Corp. 363,752
9,959 Lowe’s Cos., Inc. 2,203,827
Shares Description Value
aa
Common Stocks – (continued)
Consumer Discretionary – (continued)
2,594 Lululemon Athletica, Inc.* $ 809,302
5,643 Marriott International, Inc.,
Class A 1,304,492
7,086 McDonald's Corp. 1,834,495
432 Murphy USA, Inc. 189,540
14,731 NIKE, Inc., Class B 1,400,182
2,163 Norwegian Cruise Line Holdings
Ltd.* 35,906
5 NVR, Inc.* 38,404
432 Ollie's Bargain Outlet Holdings,
Inc.* 35,610
1,179 O'Reilly Automotive, Inc.* 1,135,684
6,724 Peloton Interactive, Inc., Class
A* 24,475
864 Planet Fitness, Inc., Class A* 54,985
3 Polaris, Inc. 251
893 Pool Corp. 324,650
55 RH* 14,956
7,252 Ross Stores, Inc. 1,013,539
1,612 Royal Caribbean Cruises Ltd.* 238,060
1,228 Service Corp. International 87,998
216 Skechers USA, Inc., Class A* 15,427
26,147 Starbucks Corp. 2,097,512
219 Tapestry, Inc. 9,524
651 Tempur Sealy International, Inc. 33,435
64,913 Tesla, Inc.* 11,559,707
1,571 Texas Roadhouse, Inc. 271,265
26,817 TJX Cos., Inc. (The) 2,764,833
44 TopBuild Corp.* 18,390
2,541 Tractor Supply Co. 724,922
648 Travel + Leisure Co. 28,473
1,140 Ulta Beauty, Inc.* 450,403
80 Vail Resorts, Inc. 15,098
864 Valvoline, Inc.* 35,078
651 Victoria's Secret & Co.* 14,836
648 Wayfair, Inc., Class A* 38,550
3,675 Wendy's Co. (The) 64,129
212 Williams-Sonoma, Inc. 62,163
691 Wingstop, Inc. 254,737
216 Wyndham Hotels & Resorts, Inc. 15,284
188 Wynn Resorts Ltd. 17,837
2,036 YETI Holdings, Inc.* 82,947
5,741 Yum! Brands, Inc. 788,986
72,756,336
Consumer Staples – 5.0%
651 Albertsons Cos., Inc., Class A 13,437
1,055 BJ's Wholesale Club Holdings,
Inc.* 92,914
216 Boston Beer Co., Inc. (The),
Class A* 67,753
864 Brown-Forman Corp., Class A 39,571
3,303 Brown-Forman Corp., Class B 151,476
128 Casey's General Stores, Inc. 42,468
3,376 Celsius Holdings, Inc.* 270,012
5,146 Church & Dwight Co., Inc. 550,673
2,907 Clorox Co. (The) 382,445
45,448 Coca-Cola Co. (The) 2,860,043
368 Constellation Brands, Inc., Class
A 92,085

GOLDMAN SACHS MARKETBETA
®
 RUSSELL 1000 GROWTH EQUITY ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Consumer Staples – (continued)
10,423 Costco Wholesale Corp. $ 8,441,483
5,109 Dollar General Corp. 699,473
1,643 Estee Lauder Cos., Inc. (The),
Class A 202,680
216 Freshpet, Inc.* 28,333
2,616 Hershey Co. (The) 517,523
15,287 Kenvue, Inc. 295,039
7,392 Kimberly-Clark Corp. 985,354
3,225 Lamb Weston Holdings, Inc. 284,735
346 Maplebear, Inc.* 10,546
17,351 Monster Beverage Corp.* 900,864
22,396 PepsiCo, Inc. 3,872,268
1,692 Performance Food Group Co.* 117,763
10,413 Procter & Gamble Co. (The) 1,713,355
11,612 Sysco Corp. 845,586
10,820 Target Corp. 1,689,651
25,167,530
Energy – 0.6%
2,379 Antero Midstream Corp. 34,852
6,138 APA Corp. 187,393
5,587 Cheniere Energy, Inc. 881,573
4,136 Halliburton Co. 151,791
3,646 Hess Corp. 561,849
1,299 New Fortress Energy, Inc. 32,930
648 ONEOK, Inc. 52,488
2,673 Ovintiv, Inc. 138,114
5,197 Targa Resources Corp. 614,441
435 Texas Pacific Land Corp. 267,225
2,922,656
Financials – 7.6%
4,439 American Express Co. 1,065,360
2,356 Ameriprise Financial, Inc. 1,028,653
12,268 Apollo Global Management, Inc. 1,425,051
1,186 Arch Capital Group Ltd.* 121,719
3,929 Ares Management Corp., Class A 550,728
273 Arthur J Gallagher & Co. 69,159
16,763 Blackstone, Inc. 2,019,941
4,824 Block, Inc.* 309,122
1,287 Blue Owl Capital, Inc. 23,153
216 Brighthouse Financial, Inc.* 9,614
2,119 Brown & Brown, Inc. 189,672
1,510 Corpay, Inc.* 404,182
7,719 Equitable Holdings, Inc. 320,261
513 Euronet Worldwide, Inc.* 59,806
142 Everest Group Ltd. 55,512
902 FactSet Research Systems, Inc. 364,643
23 First Citizens BancShares, Inc.,
Class A 39,064
3,854 Fiserv, Inc.* 577,175
88 Houlihan Lokey, Inc. 11,911
524 Jack Henry & Associates, Inc. 86,292
513 Kinsale Capital Group, Inc. 196,797
3,838 KKR & Co., Inc. 394,700
374 Lincoln National Corp. 12,338
1,772 LPL Financial Holdings, Inc. 507,164
862 MarketAxess Holdings, Inc. 171,478
9,327 Marsh & McLennan Cos., Inc. 1,936,099
19,534 Mastercard, Inc., Class A 8,733,065
Shares Description Value
aa
Common Stocks – (continued)
Financials – (continued)
3,404 Moody's Corp. $ 1,351,354
584 Morningstar, Inc. 168,338
903 MSCI, Inc. 447,148
37,647 NU Holdings Ltd., Class A
(Brazil)* 447,246
22,978 PayPal Holdings, Inc.* 1,447,384
510 Primerica, Inc. 115,204
10,298 Progressive Corp. (The) 2,174,732
305 RenaissanceRe Holdings Ltd.
(Bermuda) 69,497
216 RLI Corp. 31,532
864 Rocket Cos., Inc., Class A* 12,010
2,204 Ryan Specialty Holdings, Inc. 122,388
620 S&P Global, Inc. 265,056
1,260 Shift4 Payments, Inc., Class A* 84,773
1,944 SLM Corp. 41,718
8,287 Toast, Inc., Class A* 200,794
432 TPG, Inc. 18,109
864 Tradeweb Markets, Inc., Class A 94,185
650 UWM Holdings Corp. 4,790
37,528 Visa, Inc., Class A 10,224,879
1,083 Western Union Co. (The) 13,862
432 WEX, Inc.* 80,922
288 Willis Towers Watson PLC 73,523
648 XP, Inc., Class A (Brazil) 12,306
38,184,409
Health Care – 12.9%
1,947 10X Genomics, Inc., Class A* 43,652
2,503 Abbott Laboratories 255,782
41,516 AbbVie, Inc. 6,694,040
5,540 Agilent Technologies, Inc. 722,471
5,414 agilon health, Inc.* 34,108
1,795 Align Technology, Inc.* 461,692
2,367 Alnylam Pharmaceuticals, Inc.* 351,334
8,546 Amgen, Inc. 2,613,794
2,163 Apellis Pharmaceuticals, Inc.* 84,898
432 BioMarin Pharmaceutical, Inc.* 32,430
3,449 Bio-Techne Corp. 266,228
2,353 Bruker Corp. 154,145
2,969 Cardinal Health, Inc. 294,733
3,920 Cencora, Inc. 888,154
867 Certara, Inc.* 14,696
239 Chemed Corp. 132,495
479 Cigna Group (The) 165,073
1,224 DaVita, Inc.* 180,075
9,095 Dexcom, Inc.* 1,080,213
1,080 Doximity, Inc., Class A* 29,949
14,161 Edwards Lifesciences Corp.* 1,230,449
742 Elevance Health, Inc. 399,552
19,910 Eli Lilly & Co. 16,332,970
160 Encompass Health Corp. 13,822
1,296 Exact Sciences Corp.* 58,903
4,971 Exelixis, Inc.* 107,821
648 GE HealthCare Technologies,
Inc. 50,544
791 Globus Medical, Inc., Class A* 53,084
968 HCA Healthcare, Inc. 328,878
1,248 Humana, Inc. 446,934
272 ICON PLC* 88,351

GOLDMAN SACHS MARKETBETA
®
 RUSSELL 1000 GROWTH EQUITY ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Health Care – (continued)
1,920 IDEXX Laboratories, Inc.* $ 954,144
1,080 Illumina, Inc.* 112,622
3,112 Incyte Corp.* 179,843
648 Inspire Medical Systems, Inc.* 102,896
1,585 Insulet Corp.* 280,846
8,216 Intuitive Surgical, Inc.* 3,303,818
2,881 Ionis Pharmaceuticals, Inc.* 108,239
3,932 IQVIA Holdings, Inc.* 861,462
743 Jazz Pharmaceuticals PLC* 78,201
1,315 Maravai LifeSciences Holdings,
Inc., Class A* 11,401
992 Masimo Corp.* 123,504
1,193 McKesson Corp. 679,521
547 Medpace Holdings, Inc.* 211,328
10,996 Merck & Co., Inc. 1,380,438
503 Mettler-Toledo International,
Inc.* 706,257
739 Molina Healthcare, Inc.* 232,475
2,557 Natera, Inc.* 272,397
2,271 Neurocrine Biosciences, Inc.* 307,516
2,163 Novocure Ltd.* 47,608
862 Penumbra, Inc.* 163,323
164 Regeneron Pharmaceuticals,
Inc.* 160,746
568 Repligen Corp.* 84,683
3,414 ResMed, Inc. 704,411
8,084 Roivant Sciences Ltd.* 83,750
2,052 Sarepta Therapeutics, Inc.* 266,473
822 Shockwave Medical, Inc.* 275,370
1,518 Sotera Health Co.* 16,971
2,123 Stryker Corp. 724,134
206 Tandem Diabetes Care, Inc.* 10,553
5,591 Thermo Fisher Scientific, Inc. 3,175,576
1,797 Ultragenyx Pharmaceutical, Inc.* 72,132
18,392 UnitedHealth Group, Inc. 9,110,845
3,377 Veeva Systems, Inc., Class A* 588,442
5,545 Vertex Pharmaceuticals, Inc.* 2,524,860
1,377 Waters Corp.* 425,355
1,740 West Pharmaceutical Services,
Inc. 576,653
10,889 Zoetis, Inc. 1,846,339
64,376,402
Industrials – 6.7%
216 A O Smith Corp. 18,066
1,574 Advanced Drainage Systems,
Inc. 273,073
1,862 Allegion PLC 226,829
216 Allison Transmission Holdings,
Inc. 16,375
5,664 American Airlines Group, Inc.* 65,136
301 Armstrong World Industries, Inc. 34,856
8,348 Automatic Data Processing, Inc. 2,044,592
216 Avis Budget Group, Inc. 24,566
1,655 Axon Enterprise, Inc.* 466,164
1,809 Boeing Co. (The)* 321,296
3,013 Booz Allen Hamilton Holding
Corp. 458,609
2,303 Broadridge Financial Solutions,
Inc. 462,373
Shares Description Value
aa
Common Stocks – (continued)
Industrials – (continued)
432 BWX Technologies, Inc. $ 39,800
2,105 C.H. Robinson Worldwide, Inc. 181,809
9,003 Caterpillar, Inc. 3,047,696
6,485 ChargePoint Holdings, Inc.*
(a)
10,895
1,813 Cintas Corp. 1,229,160
20,006 Copart, Inc.* 1,061,518
5,018 CSX Corp. 169,358
216 Dayforce, Inc.* 10,683
5,668 Deere & Co. 2,124,140
648 Delta Air Lines, Inc. 33,061
1,080 Donaldson Co., Inc. 79,574
366 EMCOR Group, Inc. 142,250
1,983 Equifax, Inc. 458,846
432 Expeditors International of
Washington, Inc. 52,229
10,056 Fastenal Co. 663,495
216 Ferguson PLC 44,440
143 FTI Consulting, Inc.* 30,716
867 Genpact Ltd. 28,663
1,512 Graco, Inc. 122,094
928 HEICO Corp. 205,803
1,666 HEICO Corp., Class A 292,649
2,021 Honeywell International, Inc. 408,626
566 Hubbell, Inc. 220,112
142 IDEX Corp. 29,627
5,739 Illinois Tool Works, Inc. 1,393,142
370 J.B. Hunt Transport Services, Inc. 59,477
1,080 KBR, Inc. 70,913
648 Landstar System, Inc. 117,955
1,185 Lincoln Electric Holdings, Inc. 232,687
5,076 Lockheed Martin Corp. 2,387,446
7,900 Lyft, Inc., Class A* 123,319
145 MSA Safety, Inc. 26,100
184 Northrop Grumman Corp. 82,942
4,283 Old Dominion Freight Line, Inc. 750,596
574 Otis Worldwide Corp. 56,941
7,514 Paychex, Inc. 902,882
1,163 Paycom Software, Inc. 169,007
435 Paycor HCM, Inc.* 5,381
959 Paylocity Holding Corp.* 136,341
864 Quanta Services, Inc. 238,412
3,161 RB Global, Inc. (Canada) 229,741
2,678 Rockwell Automation, Inc. 689,665
6,000 Rollins, Inc. 274,140
57 Saia, Inc.* 23,340
326 SiteOne Landscape Supply, Inc.* 50,471
216 Spirit AeroSystems Holdings,
Inc., Class A* 6,549
216 Tetra Tech, Inc. 45,250
2,354 Toro Co. (The) 188,767
1,580 Trane Technologies PLC 517,387
211 TransDigm Group, Inc. 283,422
2,450 Trex Co., Inc.* 211,876
46,297 Uber Technologies, Inc.* 2,988,934
864 U-Haul Holding Co. 52,523
6,138 Union Pacific Corp. 1,429,049
4,719 United Parcel Service, Inc.,
Class B 655,611
326 United Rentals, Inc. 218,228
3,326 Verisk Analytics, Inc. 840,746

GOLDMAN SACHS MARKETBETA
®
 RUSSELL 1000 GROWTH EQUITY ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Industrials – (continued)
589 Vertiv Holdings Co., Class A $ 57,763
1,038 W.W. Grainger, Inc. 956,475
8,600 Waste Management, Inc. 1,812,278
198 Watsco, Inc. 94,030
1,080 WillScot Mobile Mini Holdings
Corp.* 42,584
648 Xylem, Inc. 91,381
33,612,930
Information Technology – 39.7%
14,865 Accenture PLC, Class A 4,196,241
10,622 Adobe, Inc.* 4,724,241
21,457 Advanced Micro Devices, Inc.* 3,581,173
1,515 Allegro MicroSystems, Inc.
(Japan)* 45,662
6,839 Amphenol Corp., Class A 905,278
1,683 ANSYS, Inc.* 534,268
196,017 Apple, Inc. 37,684,268
16,610 Applied Materials, Inc. 3,572,479
1,213 AppLovin Corp., Class A* 98,835
5,897 Arista Networks, Inc.* 1,755,242
3,615 Atlassian Corp., Class A* 567,049
5,054 Autodesk, Inc.* 1,018,886
4,077 Bentley Systems, Inc., Class B 204,829
10,143 Broadcom, Inc. 13,475,483
6,359 Cadence Design Systems, Inc.* 1,820,645
2,969 CDW Corp. 663,928
6,910 Cloudflare, Inc., Class A* 467,738
4,384 Confluent, Inc., Class A* 113,853
5,019 Crowdstrike Holdings, Inc.,
Class A* 1,574,310
6,549 Datadog, Inc., Class A* 721,569
4,754 DocuSign, Inc.* 260,234
3,221 DoubleVerify Holdings, Inc.* 58,622
5,332 Dropbox, Inc., Class A* 120,130
6,069 Dynatrace, Inc.* 277,535
1,887 Elastic NV* 196,342
3,129 Enphase Energy, Inc.* 400,199
216 Entegris, Inc. 27,292
1,259 EPAM Systems, Inc.* 224,014
570 Fair Isaac Corp.* 735,260
1,515 Five9, Inc.* 70,841
15,127 Fortinet, Inc.* 897,334
1,762 Gartner, Inc.* 739,459
1,731 Gen Digital, Inc. 42,981
2,060 Gitlab, Inc., Class A* 97,211
941 Globant SA* 151,614
1,944 GoDaddy, Inc., Class A* 271,441
1,299 HashiCorp, Inc., Class A* 43,620
4,145 HP, Inc. 151,293
1,090 HubSpot, Inc.* 666,045
6,427 Intuit, Inc. 3,704,780
1,841 Jabil, Inc. 218,895
1,078 Keysight Technologies, Inc.* 149,281
3,181 KLA Corp. 2,416,065
2,932 Lam Research Corp. 2,733,914
3,202 Lattice Semiconductor Corp.* 237,717
1,448 Manhattan Associates, Inc.* 317,894
8,832 Microchip Technology, Inc. 858,735
95,918 Microsoft Corp. 39,818,439
Shares Description Value
aa
Common Stocks – (continued)
Information Technology – (continued)
1,577 MongoDB, Inc.* $ 372,267
1,080 Monolithic Power Systems, Inc. 794,480
3,575 Motorola Solutions, Inc. 1,304,553
216 nCino, Inc.* 6,595
1,880 NetApp, Inc. 226,408
1,333 Nutanix, Inc., Class A* 73,735
32,865 NVIDIA Corp. 36,030,886
216 Okta, Inc.* 19,155
14,918 Oracle Corp. 1,748,240
45,271 Palantir Technologies, Inc., Class
A* 981,475
7,181 Palo Alto Networks, Inc.* 2,117,749
864 Pegasystems, Inc. 49,646
1,870 Procore Technologies, Inc.* 125,533
1,369 PTC, Inc.* 241,273
5,302 Pure Storage, Inc., Class A* 319,658
22,887 QUALCOMM, Inc. 4,670,092
1,731 RingCentral, Inc., Class A* 59,200
16,601 Salesforce, Inc. 3,891,939
648 SentinelOne, Inc., Class A* 10,906
4,790 ServiceNow, Inc.* 3,146,695
2,932 Smartsheet, Inc., Class A* 108,484
7,394 Snowflake, Inc., Class A* 1,006,915
3,573 Synopsys, Inc.* 2,003,738
2,160 Teradata Corp.* 70,438
3,018 Teradyne, Inc. 425,357
8,713 Texas Instruments, Inc. 1,699,122
648 Twilio, Inc., Class A* 37,195
740 Tyler Technologies, Inc.* 355,466
82 Ubiquiti, Inc. 11,739
6,683 UiPath, Inc., Class A* 81,934
2,379 Unity Software, Inc.* 43,464
496 Universal Display Corp. 87,147
107 VeriSign, Inc.* 18,652
1,083 Vontier Corp. 43,298
4,681 Workday, Inc., Class A* 989,798
216 Zebra Technologies Corp., Class
A* 67,465
2,080 Zscaler, Inc.* 353,517
197,207,378
Materials – 0.8%
2,973 Ardagh Metal Packaging SA 11,743
648 Avery Dennison Corp. 147,478
432 Axalta Coating Systems Ltd.* 15,375
503 Eagle Materials, Inc. 116,892
4,508 Ecolab, Inc. 1,046,758
432 FMC Corp. 26,330
3,226 Ginkgo Bioworks Holdings,
Inc.*
(a)
1,705
3,828 Graphic Packaging Holding Co. 108,409
1,072 Linde PLC 466,878
1,385 PPG Industries, Inc. 182,003
560 RPM International, Inc. 62,776
864 Scotts Miracle-Gro Co. (The) 60,212
1,728 Sealed Air Corp. 67,167
4,660 Sherwin-Williams Co. (The) 1,415,708
2,025 Southern Copper Corp. (Mexico) 240,226
685 Vulcan Materials Co. 175,203
4,144,863

GOLDMAN SACHS MARKETBETA
®
 RUSSELL 1000 GROWTH EQUITY ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
**End swaps header**
Shares Description Value
aa
Common Stocks – (continued)
Real Estate – 1.0%
10,952 American Tower Corp. REIT $ 2,143,744
4,087 CoStar Group, Inc.* 319,481
1,039 Crown Castle, Inc. REIT 106,497
1,093 Equinix, Inc. REIT 833,937
1,296 Equity LifeStyle Properties, Inc.
REIT 81,350
3,370 Iron Mountain, Inc. REIT 271,925
1,511 Lamar Advertising Co., Class
A REIT 178,464
2,141 Public Storage REIT 586,270
216 SBA Communications Corp.
REIT 42,483
1,625 Simon Property Group, Inc.
REIT 245,879
648 Sun Communities, Inc. REIT 76,458
432 UDR, Inc. REIT 16,684
4,903,172
Utilities – 0.1%
9,345 AES Corp. (The) 201,759
2,417 Vistra Corp. 239,476
441,235
TOTAL COMMON STOCKS
(Cost $459,981,687)
496,780,937
Shares Dividend Rate Value
aa
Investment Company – 0.1%
(b)
Goldman Sachs Financial Square Treasury
Obligations Fund – Institutional Shares
578,437 5.180% $ 578,437
(Cost $578,437)
TOTAL INVESTMENTS BEFORE SECURITIES LENDING
REINVESTMENT VEHICLE
(Cost $460,560,124)
497,359,374
a
Securities Lending Reinvestment Vehicle – 0.0%
(b)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
13,787 5.227% 13,787
(Cost $13,787)
TOTAL INVESTMENTS – 99.9%
(Cost $460,573,911)
$ 497,373,161
OTHER ASSETS IN EXCESS OF LIABILITIES
– 0.1%
275,504
NET ASSETS – 100.0%
$ 497,648,665
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) All or a portion of security is on loan.
(b) Represents an affiliated issuer.
Investment Abbreviations:
PLC — Public Limited Company
REIT — Real Estate Investment Trust
FUTURES CONTRACTS
— At May 31, 2024, the
Portfolio
had the following futures contracts:
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long position contracts:
E-Mini Russell 1000 Index 3 06/21/24 $ 517,410 $ 16,653

GOLDMAN SACHS MARKETBETA
®
 RUSSELL 1000 VALUE EQUITY ETF
Schedule of Investments
May 31, 2024 (Unaudited)
Shares Description Value
aa
Common Stocks – 99.7%
Communication Services – 4.5%
1,409 AMC Entertainment Holdings,
Inc., Class A* $ 6,101
160,385 AT&T, Inc. 2,922,215
90 Cable One, Inc. 34,732
88,339 Comcast Corp., Class A 3,536,210
5,950 Electronic Arts, Inc. 790,636
5,944 Fox Corp., Class A 204,652
2,975 Fox Corp., Class B 95,022
5,525 Frontier Communications Parent,
Inc.* 147,297
1,700 IAC, Inc.* 84,643
8,500 Interpublic Group of Cos., Inc.
(The) 266,645
425 Liberty Broadband Corp., Class
A* 23,052
2,125 Liberty Broadband Corp., Class
C* 114,941
425 Liberty Media Corp.-Liberty
Formula One, Class A* 29,074
4,250 Liberty Media Corp.-Liberty
Formula One, Class C* 315,095
425 Liberty Media Corp.-Liberty
Live, Class A* 15,568
850 Liberty Media Corp.-Liberty
Live, Class C* 32,359
3,400 Liberty Media Corp.-Liberty
SiriusXM* 77,044
1,700 Liberty Media Corp.-Liberty
SiriusXM, Class A* 38,641
2,550 Live Nation Entertainment, Inc.* 239,037
425 Madison Square Garden Sports
Corp.* 78,476
425 Match Group, Inc.* 13,018
3,406 New York Times Co. (The),
Class A 174,387
8,500 News Corp., Class A 231,115
2,550 News Corp., Class B 71,094
425 Nexstar Media Group, Inc. 70,418
4,250 Omnicom Group, Inc. 395,080
6 Paramount Global, Class A 124
12,756 Paramount Global, Class B 151,924
2,550 Roku, Inc.* 146,370
14,500 Sirius XM Holdings, Inc.
(a)
40,890
3,825 Take-Two Interactive Software,
Inc.* 613,377
10,989 T-Mobile US, Inc. 1,922,636
2,550 TripAdvisor, Inc.* 46,793
94,216 Verizon Communications, Inc. 3,876,988
40,762 Walt Disney Co. (The) 4,235,579
49,246 Warner Bros Discovery, Inc.* 405,787
3,400 ZoomInfo Technologies, Inc.* 41,752
21,488,772
Consumer Discretionary – 4.8%
4,693 ADT, Inc. 33,367
1,275 Advance Auto Parts, Inc. 90,066
5,950 Aptiv PLC* 495,397
5,112 Aramark 164,351
848 AutoNation, Inc.* 144,372
50 AutoZone, Inc.* 138,497
Shares Description Value
aa
Common Stocks – (continued)
Consumer Discretionary – (continued)
5,100 Bath & Body Works, Inc. $ 264,894
3,825 Best Buy Co., Inc. 324,437
6 Birkenstock Holding PLC
(Luxembourg)* 342
5,100 BorgWarner, Inc. 181,866
1,700 Boyd Gaming Corp. 90,644
1,275 Bright Horizons Family
Solutions, Inc.* 134,028
1,275 Brunswick Corp. 105,226
2,550 Caesars Entertainment, Inc.* 90,678
2,550 Capri Holdings Ltd.* 88,102
3,400 CarMax, Inc.* 238,884
22,064 Carnival Corp.* 332,725
850 Carter's, Inc. 58,140
6 Cava Group, Inc.* 555
850 Columbia Sportswear Co. 72,777
6,800 D.R. Horton, Inc. 1,005,040
1,275 Darden Restaurants, Inc. 191,747
1,275 Dick's Sporting Goods, Inc. 290,241
1,281 DoorDash, Inc., Class A* 141,051
11,050 eBay, Inc. 599,131
1,275 Etsy, Inc.* 80,924
850 Expedia Group, Inc.* 95,931
87,989 Ford Motor Co. 1,067,307
5,950 GameStop Corp., Class A* 137,683
4,250 Gap, Inc. (The) 123,080
3,400 Garmin Ltd. 557,090
25,837 General Motors Co. 1,162,407
5,100 Gentex Corp. 178,500
2,975 Genuine Parts Co. 428,817
425 Grand Canyon Education, Inc.* 60,545
1,275 H&R Block, Inc. 63,291
2,975 Harley-Davidson, Inc. 106,743
2,975 Hasbro, Inc. 177,846
2,975 Hilton Worldwide Holdings, Inc. 596,785
850 Hyatt Hotels Corp., Class A 125,350
2,550 Kohl's Corp. 57,094
425 Las Vegas Sands Corp. 19,138
1,275 Lear Corp. 159,821
2,975 Leggett & Platt, Inc. 34,510
5,525 Lennar Corp., Class A 885,934
425 Lennar Corp., Class B 62,160
566 Lithia Motors, Inc. 143,277
5,950 LKQ Corp. 256,029
3,400 Lowe’s Cos., Inc. 752,386
16,761 Lucid Group, Inc.*
(a)
47,601
5,950 Macy’s, Inc. 115,906
850 Marriott Vacations Worldwide
Corp. 76,729
7,656 Mattel, Inc.* 136,200
9,637 McDonald's Corp. 2,494,923
6,375 MGM Resorts International* 256,084
1,700 Mister Car Wash, Inc.* 11,951
1,275 Mohawk Industries, Inc.* 155,461
8,500 Newell Brands, Inc. 65,620
12,325 NIKE, Inc., Class B 1,171,491
2,550 Nordstrom, Inc. 56,355
7,225 Norwegian Cruise Line Holdings
Ltd.* 119,935
46 NVR, Inc.* 353,314

GOLDMAN SACHS MARKETBETA
®
 RUSSELL 1000 VALUE EQUITY ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Consumer Discretionary – (continued)
850 Ollie's Bargain Outlet Holdings,
Inc.* $ 70,065
243 O'Reilly Automotive, Inc.* 234,072
3,400 Penn Entertainment, Inc.* 59,500
425 Penske Automotive Group, Inc. 64,643
1,886 Petco Health & Wellness Co.,
Inc.* 7,280
850 Phinia, Inc. 38,046
850 Planet Fitness, Inc., Class A* 54,094
1,275 Polaris, Inc. 106,590
4,675 PulteGroup, Inc. 548,471
1,275 PVH Corp. 153,013
6,393 QuantumScape Corp.* 37,783
850 Ralph Lauren Corp. 158,848
321 RH* 87,290
14,889 Rivian Automotive, Inc., Class
A* 162,588
425 Ross Stores, Inc. 59,398
3,825 Royal Caribbean Cruises Ltd.* 564,876
2,125 Service Corp. International 152,277
2,556 Skechers USA, Inc., Class A* 182,550
5,094 Tapestry, Inc. 221,538
2,975 Tempur Sealy International, Inc. 152,796
1,275 Thor Industries, Inc. 126,531
2,550 Toll Brothers, Inc. 310,182
705 TopBuild Corp.* 294,655
850 Travel + Leisure Co. 37,349
4,250 Under Armour, Inc., Class A* 30,557
4,675 Under Armour, Inc., Class C* 32,538
850 Vail Resorts, Inc. 160,412
2,544 Valvoline, Inc.* 103,286
7,656 VF Corp. 101,672
850 Victoria's Secret & Co.* 19,371
1,275 Wayfair, Inc., Class A* 75,850
1,275 Whirlpool Corp. 118,613
1,275 Williams-Sonoma, Inc. 373,856
1,700 Wyndham Hotels & Resorts, Inc. 120,292
2,125 Wynn Resorts Ltd. 201,620
850 Yum! Brands, Inc. 116,815
23,010,093
Consumer Staples – 7.9%
8,500 Albertsons Cos., Inc., Class A 175,440
39,912 Altria Group, Inc. 1,845,930
11,900 Archer-Daniels-Midland Co. 743,036
2,125 BJ's Wholesale Club Holdings,
Inc.* 187,149
425 Brown-Forman Corp., Class A 19,465
850 Brown-Forman Corp., Class B 38,981
3,400 Bunge Global SA 365,806
4,250 Campbell Soup Co. 188,615
744 Casey's General Stores, Inc. 246,844
425 Church & Dwight Co., Inc. 45,479
43,737 Coca-Cola Co. (The) 2,752,369
18,239 Colgate-Palmolive Co. 1,695,497
10,625 Conagra Brands, Inc. 317,475
3,282 Constellation Brands, Inc., Class
A 821,255
8,081 Coty, Inc., Class A* 83,719
3,400 Darling Ingredients, Inc.* 137,360
Shares Description Value
aa
Common Stocks – (continued)
Consumer Staples – (continued)
4,675 Dollar Tree, Inc.* $ 551,416
3,400 Estee Lauder Cos., Inc. (The),
Class A 419,424
4,250 Flowers Foods, Inc. 98,685
850 Freshpet, Inc.* 111,494
13,177 General Mills, Inc. 905,919
2,125 Grocery Outlet Holding Corp.* 46,729
850 Hershey Co. (The) 168,156
6,375 Hormel Foods Corp. 197,498
1,275 Ingredion, Inc. 149,915
2,125 J M Smucker Co. (The) 237,235
5,950 Kellanova 359,023
25,472 Kenvue, Inc. 491,610
21,214 Keurig Dr Pepper, Inc. 726,579
425 Kimberly-Clark Corp. 56,653
17,814 Kraft Heinz Co. (The) 630,081
14,464 Kroger Co. (The) 757,480
5,525 McCormick & Co., Inc. 399,016
3,825 Molson Coors Beverage Co.,
Class B 209,648
30,147 Mondelez International, Inc.,
Class A 2,065,974
3,298 Olaplex Holdings, Inc.* 5,870
9,356 PepsiCo, Inc. 1,617,652
1,700 Performance Food Group Co.* 118,320
34,806 Philip Morris International, Inc. 3,528,632
850 Pilgrim's Pride Corp.* 30,540
1,275 Post Holdings, Inc.* 135,877
42,872 Procter & Gamble Co. (The) 7,054,159
1,275 Reynolds Consumer Products,
Inc. 36,261
850 Spectrum Brands Holdings, Inc. 76,279
6,375 Tyson Foods, Inc., Class A 364,969
5,100 US Foods Holding Corp.* 269,433
16,108 Walgreens Boots Alliance, Inc. 261,272
95,604 Walmart, Inc. 6,286,919
1,275 WK Kellogg Co. 24,212
38,057,350
Energy – 8.0%
5,100 Antero Midstream Corp. 74,715
6,375 Antero Resources Corp.* 227,141
850 APA Corp. 25,950
22,483 Baker Hughes Co. 752,731
2,975 Chesapeake Energy Corp. 270,517
38,597 Chevron Corp. 6,264,293
26,747 ConocoPhillips 3,115,491
16,539 Coterra Energy, Inc. 471,692
14,458 Devon Energy Corp. 709,599
3,959 Diamondback Energy, Inc. 788,870
2,125 DT Midstream, Inc. 142,545
13,175 EOG Resources, Inc. 1,640,946
8,075 EQT Corp. 331,802
101,522 Exxon Mobil Corp. 11,904,470
16,108 Halliburton Co. 591,164
2,556 Hess Corp. 393,880
3,613 HF Sinclair Corp. 199,546
43,721 Kinder Morgan, Inc. 852,122
14,021 Marathon Oil Corp. 406,048
8,213 Marathon Petroleum Corp. 1,450,498

GOLDMAN SACHS MARKETBETA
®
 RUSSELL 1000 VALUE EQUITY ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Energy – (continued)
8,925 NOV, Inc. $ 167,968
15,727 Occidental Petroleum Corp. 982,938
12,324 ONEOK, Inc. 998,244
3,400 Ovintiv, Inc. 175,678
9,776 Phillips 66 1,389,267
5,100 Range Resources Corp. 188,241
31,837 Schlumberger NV 1,461,000
24,973 Southwestern Energy Co.* 188,047
9,775 TechnipFMC PLC (United
Kingdom) 256,007
7,650 Valero Energy Corp. 1,202,121
27,172 Williams Cos., Inc. (The) 1,127,910
38,751,441
Financials – 22.8%
850 Affiliated Managers Group, Inc. 138,210
4,681 Affirm Holdings, Inc.* 137,013
13,183 Aflac, Inc. 1,184,756
13,212 AGNC Investment Corp. REIT 126,703
5,950 Allstate Corp. (The) 996,744
5,950 Ally Financial, Inc. 231,872
8,780 American Express Co. 2,107,200
1,700 American Financial Group, Inc. 220,847
16,102 American International Group,
Inc. 1,269,160
11,050 Annaly Capital Management,
Inc. REIT 217,685
4,494 Aon PLC, Class A 1,265,690
6,800 Arch Capital Group Ltd.* 697,884
4,673 Arthur J Gallagher & Co. 1,183,811
1,275 Assurant, Inc. 221,174
1,275 Assured Guaranty Ltd. 99,093
1,700 Axis Capital Holdings Ltd. 125,596
154,434 Bank of America Corp. 6,175,816
17,377 Bank of New York Mellon Corp.
(The) 1,035,843
2,550 Bank OZK 106,794
41,091 Berkshire Hathaway, Inc., Class
B* 17,028,110
3,347 BlackRock, Inc. 2,583,984
7,650 Block, Inc.* 490,212
8,486 Blue Owl Capital, Inc. 152,663
425 BOK Financial Corp. 38,513
1,275 Brighthouse Financial, Inc.* 56,750
3,400 Brown & Brown, Inc. 304,334
8,500 Capital One Financial Corp. 1,169,855
4,675 Carlyle Group, Inc. (The) 200,838
2,548 Cboe Global Markets, Inc. 440,779
33,112 Charles Schwab Corp. (The) 2,426,447
9,141 Chubb Ltd. 2,475,566
3,400 Cincinnati Financial Corp. 399,772
42,879 Citigroup, Inc. 2,671,790
10,625 Citizens Financial Group, Inc. 374,956
8,075 CME Group, Inc. 1,639,064
425 CNA Financial Corp. 19,524
3,825 Coinbase Global, Inc., Class A* 864,144
4,675 Columbia Banking System, Inc. 90,134
2,975 Comerica, Inc. 152,439
2,551 Commerce Bancshares, Inc. 141,938
4,262 Corebridge Financial, Inc. 124,323
Shares Description Value
aa
Common Stocks – (continued)
Financials – (continued)
86 Corpay, Inc.* $ 23,020
109 Credit Acceptance Corp.* 53,500
1,275 Cullen/Frost Bankers, Inc. 129,515
5,525 Discover Financial Services 677,697
2,975 East West Bancorp, Inc. 220,715
425 Euronet Worldwide, Inc.* 49,547
850 Evercore, Inc., Class A 172,499
850 Everest Group Ltd. 332,290
5,950 Fidelity National Financial, Inc. 299,642
13,175 Fidelity National Information
Services, Inc. 999,719
15,308 Fifth Third Bancorp 572,825
2,125 First American Financial Corp. 118,107
263 First Citizens BancShares, Inc.,
Class A 446,687
2,975 First Hawaiian, Inc. 60,482
12,325 First Horizon Corp. 195,228
9,775 Fiserv, Inc.* 1,463,904
8,075 FNB Corp. 111,193
6,381 Franklin Resources, Inc. 150,592
5,948 Global Payments, Inc. 605,804
2,125 Globe Life, Inc. 175,865
7,105 Goldman Sachs Group, Inc.
(The) 3,243,575
850 Hanover Insurance Group, Inc.
(The) 112,141
6,800 Hartford Financial Services
Group, Inc. (The) 703,460
856 Houlihan Lokey, Inc. 115,860
32,256 Huntington Bancshares, Inc. 449,004
2,131 Interactive Brokers Group, Inc.,
Class A 267,909
12,750 Intercontinental Exchange, Inc. 1,707,225
8,075 Invesco Ltd. 126,858
1,273 Jack Henry & Associates, Inc. 209,638
2,975 Janus Henderson Group PLC 99,662
4,250 Jefferies Financial Group, Inc. 197,710
64,781 JPMorgan Chase & Co. 13,126,574
1,275 Kemper Corp. 76,296
20,783 KeyCorp 298,652
11,056 KKR & Co., Inc. 1,136,999
2,550 Lazard, Inc. 102,586
3,400 Lincoln National Corp. 112,166
4,250 Loews Corp. 326,400
3,825 M&T Bank Corp. 579,870
323 Markel Group, Inc.* 530,234
2,125 Marsh & McLennan Cos., Inc. 441,107
14,452 MetLife, Inc. 1,045,891
6,375 MGIC Investment Corp. 133,875
338 Moody's Corp. 134,183
26,250 Morgan Stanley 2,568,300
850 MSCI, Inc. 420,903
7,650 Nasdaq, Inc. 451,579
1,275 NCR Atleos Corp.* 35,483
15,689 New York Community Bancorp,
Inc. 51,617
4,675 Northern Trust Corp. 393,822
16,114 NU Holdings Ltd., Class A
(Brazil)* 191,434
5,950 Old Republic International Corp. 189,091

GOLDMAN SACHS MARKETBETA
®
 RUSSELL 1000 VALUE EQUITY ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Financials – (continued)
2,550 OneMain Holdings, Inc. $ 125,256
2,544 PayPal Holdings, Inc.* 160,247
1,700 Pinnacle Financial Partners, Inc. 135,167
8,925 PNC Financial Services Group,
Inc. (The) 1,404,706
1,700 Popular, Inc. (Puerto Rico) 151,317
425 Primerica, Inc. 96,003
5,525 Principal Financial Group, Inc. 453,271
3,400 Progressive Corp. (The) 718,012
2,125 Prosperity Bancshares, Inc. 132,388
8,075 Prudential Financial, Inc. 971,826
4,250 Raymond James Financial, Inc. 521,688
20,783 Regions Financial Corp. 402,151
1,536 Reinsurance Group of America,
Inc. 322,253
850 RenaissanceRe Holdings Ltd.
(Bermuda) 193,681
10,631 Rithm Capital Corp. REIT 119,174
850 RLI Corp. 124,083
14,877 Robinhood Markets, Inc., Class
A* 310,929
1,700 Rocket Cos., Inc., Class A* 23,630
6,482 S&P Global, Inc. 2,771,120
2,125 SEI Investments Co. 143,884
2,975 SLM Corp. 63,843
20,354 SoFi Technologies, Inc.* 140,443
6,381 Starwood Property Trust, Inc.
REIT 124,047
7,219 State Street Corp. 545,684
2,125 Stifel Financial Corp. 172,019
9,344 Synchrony Financial 409,267
3,400 Synovus Financial Corp. 134,946
5,100 T. Rowe Price Group, Inc. 600,933
1,275 TFS Financial Corp. 16,804
856 TPG, Inc. 35,884
1,700 Tradeweb Markets, Inc., Class A 185,317
5,100 Travelers Cos., Inc. (The) 1,100,070
29,716 Truist Financial Corp. 1,121,779
4,250 Unum Group 228,905
34,906 US Bancorp 1,415,438
1,275 UWM Holdings Corp. 9,397
2,125 Virtu Financial, Inc., Class A 46,750
2,125 Voya Financial, Inc. 161,118
4,675 W R Berkley Corp. 378,815
3,825 Webster Financial Corp. 169,141
80,744 Wells Fargo & Co. 4,838,180
2,550 Western Alliance Bancorp 160,726
7,219 Western Union Co. (The) 92,403
425 WEX, Inc.* 79,611
43 White Mountains Insurance
Group Ltd. 77,701
2,125 Willis Towers Watson PLC 542,491
1,275 Wintrust Financial Corp. 125,728
6,800 XP, Inc., Class A (Brazil) 129,132
3,400 Zions Bancorp NA 146,846
110,361,165
Health Care – 13.8%
36,405 Abbott Laboratories 3,720,227
2,125 Acadia Healthcare Co., Inc.* 146,391
Shares Description Value
aa
Common Stocks – (continued)
Health Care – (continued)
1,275 Agilent Technologies, Inc. $ 166,273
850 agilon health, Inc.* 5,355
425 Alnylam Pharmaceuticals, Inc.* 63,083
850 Amedisys, Inc.* 77,477
3,825 Amgen, Inc. 1,169,876
14,889 Avantor, Inc.* 358,527
1,275 Azenta, Inc.* 64,400
11,475 Baxter International, Inc. 391,183
6,375 Becton Dickinson & Co. 1,478,809
3,398 Biogen, Inc.* 764,346
3,825 BioMarin Pharmaceutical, Inc.* 287,143
425 Bio-Rad Laboratories, Inc., Class
A* 121,916
32,686 Boston Scientific Corp.* 2,470,081
45,421 Bristol-Myers Squibb Co. 1,866,349
2,551 Cardinal Health, Inc. 253,238
3,831 Catalent, Inc.* 206,069
11,900 Centene Corp.* 851,921
1,700 Certara, Inc.* 28,815
1,275 Charles River Laboratories
International, Inc.* 265,761
73 Chemed Corp. 40,469
5,950 Cigna Group (The) 2,050,489
4,331 Cooper Cos., Inc. (The) 408,457
28,447 CVS Health Corp. 1,695,441
14,881 Danaher Corp. 3,821,441
4,675 DENTSPLY SIRONA, Inc. 130,947
1,694 Doximity, Inc., Class A* 46,975
11,050 Elanco Animal Health, Inc.* 195,364
4,674 Elevance Health, Inc. 2,516,856
2,125 Encompass Health Corp. 183,579
1,275 Enovis Corp.* 64,094
3,825 Envista Holdings Corp.* 74,052
2,550 Exact Sciences Corp.* 115,897
1,700 Exelixis, Inc.* 36,873
2,125 Fortrea Holdings, Inc.* 53,954
8,604 GE HealthCare Technologies,
Inc. 671,112
28,016 Gilead Sciences, Inc. 1,800,588
1,706 Globus Medical, Inc., Class A* 114,490
3,505 HCA Healthcare, Inc. 1,190,824
2,975 Henry Schein, Inc.* 206,287
5,519 Hologic, Inc.* 407,192
1,583 Humana, Inc. 566,904
1,586 ICON PLC* 515,165
425 ICU Medical, Inc.* 45,194
2,550 Illumina, Inc.* 265,914
1,275 Incyte Corp.* 73,682
1,700 Integra LifeSciences Holdings
Corp.* 52,530
425 Ionis Pharmaceuticals, Inc.* 15,967
425 IQVIA Holdings, Inc.* 93,113
850 Jazz Pharmaceuticals PLC* 89,462
53,919 Johnson & Johnson 7,908,300
1,949 Labcorp Holdings, Inc. 379,880
856 Maravai LifeSciences Holdings,
Inc., Class A* 7,422
1,815 McKesson Corp. 1,033,806
29,716 Medtronic PLC 2,417,991
46,271 Merck & Co., Inc. 5,808,861

GOLDMAN SACHS MARKETBETA
®
 RUSSELL 1000 VALUE EQUITY ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Health Care – (continued)
7,231 Moderna, Inc.* $ 1,030,779
554 Molina Healthcare, Inc.* 174,277
5,531 Organon & Co. 117,976
2,975 Perrigo Co. PLC 81,902
126,798 Pfizer, Inc. 3,634,031
2,550 Premier, Inc., Class A 48,246
4,959 QIAGEN NV* 214,526
2,550 Quest Diagnostics, Inc. 362,024
1,275 QuidelOrtho Corp.* 56,342
3,400 R1 RCM, Inc.* 43,724
2,125 Regeneron Pharmaceuticals,
Inc.* 2,082,840
848 Repligen Corp.* 126,428
2,975 Revvity, Inc. 325,048
425 Roivant Sciences Ltd.* 4,403
8,081 Royalty Pharma PLC, Class A 221,500
3,059 Solventum Corp.* 181,521
850 Sotera Health Co.* 9,503
2,125 STERIS PLC 473,620
5,950 Stryker Corp. 2,029,485
1,275 Tandem Diabetes Care, Inc.* 65,318
3,825 Teladoc Health, Inc.* 42,993
1,102 Teleflex, Inc. 230,395
2,125 Tenet Healthcare Corp.* 287,342
3,339 Thermo Fisher Scientific, Inc. 1,896,485
975 United Therapeutics Corp.* 268,252
3,333 UnitedHealth Group, Inc. 1,651,068
1,275 Universal Health Services, Inc.,
Class B 241,995
426 Vertex Pharmaceuticals, Inc.* 193,975
26,741 Viatris, Inc. 283,455
4,675 Zimmer Biomet Holdings, Inc. 538,326
66,774,591
Industrials – 14.4%
12,325 3M Co. 1,234,226
2,550 A O Smith Corp. 213,282
726 Acuity Brands, Inc. 188,477
2,975 AECOM 259,837
1,275 AGCO Corp. 136,846
2,131 Air Lease Corp. 101,521
2,975 Alaska Air Group, Inc.* 125,010
1,700 Allison Transmission Holdings,
Inc. 128,877
8,931 American Airlines Group, Inc.* 102,706
5,100 AMETEK, Inc. 864,858
850 Armstrong World Industries, Inc. 98,430
1,275 Automatic Data Processing, Inc. 312,273
425 Avis Budget Group, Inc. 48,335
2,981 AZEK Co., Inc. (The)* 142,969
10,975 Boeing Co. (The)* 1,949,270
425 Broadridge Financial Solutions,
Inc. 85,327
2,680 Builders FirstSource, Inc.* 430,917
1,700 BWX Technologies, Inc. 156,621
425 C.H. Robinson Worldwide, Inc. 36,707
425 CACI International, Inc., Class
A* 180,404
1,126 Carlisle Cos., Inc. 470,995
18,658 Carrier Global Corp. 1,178,999
Shares Description Value
aa
Common Stocks – (continued)
Industrials – (continued)
2,885 Caterpillar, Inc. $ 976,630
260 Cintas Corp. 176,272
10,625 Clarivate PLC* 60,562
1,275 Clean Harbors, Inc.* 276,152
21,639 CNH Industrial NV 228,508
850 Concentrix Corp. 52,130
3,873 Core & Main, Inc., Class A* 222,930
1,275 Crane Co. 190,077
39,062 CSX Corp. 1,318,343
3,226 Cummins, Inc. 908,861
850 Curtiss-Wright Corp. 240,397
2,975 Dayforce, Inc.* 147,144
425 Deere & Co. 159,273
13,608 Delta Air Lines, Inc. 694,280
1,700 Donaldson Co., Inc. 125,256
2,975 Dover Corp. 546,865
1,275 Driven Brands Holdings, Inc.* 14,650
5,950 Dun & Bradstreet Holdings, Inc. 57,060
8,925 Eaton Corp. PLC 2,970,686
717 EMCOR Group, Inc. 278,669
12,750 Emerson Electric Co. 1,430,040
850 Equifax, Inc. 196,681
1,275 Esab Corp. 131,095
2,975 Expeditors International of
Washington, Inc. 359,677
3,400 Fastenal Co. 224,332
5,100 FedEx Corp. 1,295,196
4,250 Ferguson PLC 874,395
2,975 Flowserve Corp. 147,857
8,075 Fortive Corp. 601,103
2,975 Fortune Brands Innovations, Inc. 208,429
567 FTI Consulting, Inc.* 121,792
2,568 Gates Industrial Corp. PLC* 44,735
6,026 GE Vernova, Inc.* 1,059,973
1,275 Generac Holdings, Inc.* 187,693
5,524 General Dynamics Corp. 1,655,929
24,191 General Electric Co. 3,994,902
2,975 Genpact Ltd. 98,353
2,125 Graco, Inc. 171,594
2,550 GXO Logistics, Inc.* 128,086
2,975 Hayward Holdings, Inc.* 43,108
2,975 Hertz Global Holdings, Inc.* 12,971
1,700 Hexcel Corp. 117,079
13,173 Honeywell International, Inc. 2,663,449
8,500 Howmet Aerospace, Inc. 719,525
696 Hubbell, Inc. 270,667
850 Huntington Ingalls Industries,
Inc. 215,135
1,700 IDEX Corp. 354,688
1,275 Illinois Tool Works, Inc. 309,506
8,925 Ingersoll Rand, Inc. 830,471
1,700 ITT, Inc. 225,896
1,529 J.B. Hunt Transport Services, Inc. 245,787
2,973 Jacobs Solutions, Inc. 414,258
15,308 Johnson Controls International
PLC 1,100,798
2,125 KBR, Inc. 139,527
1,275 Kirby Corp.* 158,317
3,400 Knight-Swift Transportation
Holdings, Inc. 164,050

GOLDMAN SACHS MARKETBETA
®
 RUSSELL 1000 VALUE EQUITY ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Industrials – (continued)
4,250 L3Harris Technologies, Inc. $ 955,527
2 Landstar System, Inc. 364
2,975 Leidos Holdings, Inc. 437,474
746 Lennox International, Inc. 374,940
1,275 ManpowerGroup, Inc. 95,141
5,100 Masco Corp. 356,592
1,275 MasTec, Inc.* 143,119
4,675 MDU Resources Group, Inc. 117,997
1,275 Mercury Systems, Inc.* 39,461
1,275 Middleby Corp. (The)* 164,360
848 MSA Safety, Inc. 152,640
850 MSC Industrial Direct Co., Inc.,
Class A 73,015
1,275 Nordson Corp. 299,268
5,100 Norfolk Southern Corp. 1,146,480
2,975 Northrop Grumman Corp. 1,341,041
3,825 nVent Electric PLC 311,278
326 Old Dominion Freight Line, Inc. 57,131
1,275 Oshkosh Corp. 145,006
8,506 Otis Worldwide Corp. 843,795
2,125 Owens Corning 384,774
11,475 PACCAR, Inc. 1,233,563
2,888 Parker-Hannifin Corp. 1,535,030
850 Paycor HCM, Inc.* 10,514
3,825 Pentair PLC 311,278
11,859 Plug Power, Inc.*
(a)
39,490
2,413 Quanta Services, Inc. 665,843
850 RB Global, Inc. (Canada) 61,778
681 RBC Bearings, Inc.* 201,086
1,530 Regal Rexnord Corp. 228,796
4,675 Republic Services, Inc. 865,763
2,544 Robert Half, Inc. 163,401
32,264 RTX Corp. 3,478,382
850 Ryder System, Inc. 103,250
506 Saia, Inc.* 207,197
1,275 Schneider National, Inc., Class B 28,662
1,275 Science Applications
International Corp. 171,679
3,400 Sensata Technologies Holding
PLC 140,488
848 SiteOne Landscape Supply, Inc.* 131,287
1,274 Snap-on, Inc. 347,624
13,189 Southwest Airlines Co. 353,993
2,125 Spirit AeroSystems Holdings,
Inc., Class A* 64,430
4,681 SS&C Technologies Holdings,
Inc. 290,456
3,400 Stanley Black & Decker, Inc. 296,378
2,125 Stericycle, Inc.* 109,523
4,675 Sunrun, Inc.* 67,600
850 Tetra Tech, Inc. 178,066
4,250 Textron, Inc. 372,343
1,275 Timken Co. (The) 110,785
3,648 Trane Technologies PLC 1,194,574
956 TransDigm Group, Inc. 1,284,128
4,250 TransUnion 305,660
1,275 U-Haul Holding Co. 77,507
7,787 Union Pacific Corp. 1,812,969
7,225 United Airlines Holdings, Inc.* 382,853
Shares Description Value
aa
Common Stocks – (continued)
Industrials – (continued)
11,898 United Parcel Service, Inc.,
Class B $ 1,652,989
1,221 United Rentals, Inc. 817,350
425 Valmont Industries, Inc. 106,845
5,100 Veralto Corp. 502,758
7,225 Vertiv Holdings Co., Class A 708,556
2,550 Vestis Corp. 31,416
850 Waste Management, Inc. 179,121
535 Watsco, Inc. 254,072
850 WESCO International, Inc. 152,566
3,825 Westinghouse Air Brake
Technologies Corp. 647,305
3,394 WillScot Mobile Mini Holdings
Corp.* 133,825
1,275 Woodward, Inc. 237,787
2,550 XPO, Inc.* 272,799
4,675 Xylem, Inc. 659,269
69,631,163
Information Technology – 9.1%
15,540 Advanced Micro Devices, Inc.* 2,593,626
3,400 Akamai Technologies, Inc.* 313,616
2,550 Amdocs Ltd. 201,450
6,375 Amphenol Corp., Class A 843,859
11,051 Analog Devices, Inc. 2,591,349
424 ANSYS, Inc.* 134,599
2,975 Applied Materials, Inc. 639,863
3,400 AppLovin Corp., Class A* 277,032
1,275 Arrow Electronics, Inc.* 167,420
573 Aspen Technology, Inc.* 120,702
2,125 Avnet, Inc. 116,025
425 Bentley Systems, Inc., Class B 21,352
2,125 BILL Holdings, Inc.* 110,606
7,598 CCC Intelligent Solutions
Holdings, Inc.* 84,946
137 CDW Corp. 30,636
3,400 Ciena Corp.* 163,778
1,275 Cirrus Logic, Inc.* 146,243
90,515 Cisco Systems, Inc. 4,208,948
3,825 Cognex Corp. 174,114
11,475 Cognizant Technology Solutions
Corp., Class A 759,071
2,556 Coherent Corp.* 145,845
16,958 Corning, Inc. 631,855
1,275 Crane NXT Co. 80,605
1,275 Dolby Laboratories, Inc., Class A 103,288
850 Dropbox, Inc., Class A* 19,151
4,669 DXC Technology Co.* 72,603
2,981 Entegris, Inc. 376,649
1,275 F5, Inc.* 215,437
2,548 First Solar, Inc.* 692,444
10,625 Gen Digital, Inc. 263,819
1,700 GLOBALFOUNDRIES, Inc.* 83,300
1,275 GoDaddy, Inc., Class A* 178,028
1,700 Guidewire Software, Inc.* 193,664
850 HashiCorp, Inc., Class A* 28,543
28,872 Hewlett Packard Enterprise Co. 509,591
15,308 HP, Inc. 558,742
850 Informatica, Inc., Class A* 24,522
94,424 Intel Corp. 2,912,980

GOLDMAN SACHS MARKETBETA
®
 RUSSELL 1000 VALUE EQUITY ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Information Technology – (continued)
20,358 International Business Machines
Corp. $ 3,396,732
850 IPG Photonics Corp.* 73,720
850 Jabil, Inc. 101,065
7,225 Juniper Networks, Inc. 257,716
2,975 Keysight Technologies, Inc.* 411,978
5,100 Kyndryl Holdings, Inc.* 135,711
122 Lam Research Corp. 113,758
425 Littelfuse, Inc. 109,055
1,700 Lumentum Holdings, Inc.* 73,950
19,083 Marvell Technology, Inc. 1,313,101
3,400 Microchip Technology, Inc. 330,582
24,197 Micron Technology, Inc. 3,024,625
1,281 MKS Instruments, Inc. 162,162
325 Motorola Solutions, Inc. 118,596
1,275 nCino, Inc.* 38,926
2,975 NCR Voyix Corp.* 39,211
2,975 NetApp, Inc. 358,279
3,831 Nutanix, Inc., Class A* 211,912
2,981 Okta, Inc.* 264,355
9,775 ON Semiconductor Corp.* 713,966
20,378 Oracle Corp. 2,388,098
1,275 PTC, Inc.* 224,706
1,275 Pure Storage, Inc., Class A* 76,870
2,125 Qorvo, Inc.* 209,079
3,398 QUALCOMM, Inc. 693,362
2,409 Roper Technologies, Inc. 1,283,419
5,100 Salesforce, Inc. 1,195,644
4,256 SentinelOne, Inc., Class A* 71,628
3,400 Skyworks Solutions, Inc. 315,044
1,295 TD SYNNEX Corp. 169,438
1,003 Teledyne Technologies, Inc.* 398,141
425 Teradyne, Inc. 59,900
11,906 Texas Instruments, Inc. 2,321,789
5,525 Trimble, Inc.* 307,632
2,981 Twilio, Inc., Class A* 171,109
271 Tyler Technologies, Inc.* 130,178
2,125 UiPath, Inc., Class A* 26,052
3,825 Unity Software, Inc.* 69,883
425 Universal Display Corp. 74,672
1,845 VeriSign, Inc.* 321,620
2,550 Viasat, Inc.* 43,069
2,125 Vontier Corp. 84,958
7,225 Western Digital Corp.* 543,970
2,975 Wolfspeed, Inc.* 76,457
850 Zebra Technologies Corp., Class
A* 265,489
5,531 Zoom Video Communications,
Inc., Class A* 339,272
43,901,180
Materials – 4.8%
5,099 Air Products and Chemicals, Inc. 1,359,903
2,550 Albemarle Corp. 312,604
3,825 Alcoa Corp. 169,333
33,509 Amcor PLC 340,787
1,275 AptarGroup, Inc. 188,305
425 Ardagh Metal Packaging SA 1,679
856 Ashland, Inc. 85,746
1,275 Avery Dennison Corp. 290,177
Shares Description Value
aa
Common Stocks – (continued)
Materials – (continued)
4,250 Axalta Coating Systems Ltd.* $ 151,257
6,800 Ball Corp. 472,124
2,550 Berry Global Group, Inc. 152,694
2,125 Celanese Corp. 323,085
4,250 CF Industries Holdings, Inc. 338,853
3,400 Chemours Co. (The) 84,388
11,469 Cleveland-Cliffs, Inc.* 198,184
15,733 Corteva, Inc. 880,104
2,550 Crown Holdings, Inc. 214,685
15,739 Dow, Inc. 907,039
9,669 DuPont de Nemours, Inc. 794,405
297 Eagle Materials, Inc. 69,020
2,550 Eastman Chemical Co. 258,392
1,275 Ecolab, Inc. 296,055
5,100 Element Solutions, Inc. 122,553
2,550 FMC Corp. 155,423
31,837 Freeport-McMoRan, Inc. 1,678,765
31,342 Ginkgo Bioworks Holdings,
Inc.*
(a)
16,564
2,981 Graphic Packaging Holding Co. 84,422
3,825 Huntsman Corp. 94,860
5,531 International Flavors &
Fragrances, Inc. 531,972
7,650 International Paper Co. 344,938
9,829 Linde PLC 4,280,726
1,275 Louisiana-Pacific Corp. 116,892
5,950 LyondellBasell Industries NV,
Class A 591,549
1,359 Martin Marietta Materials, Inc. 777,457
7,225 Mosaic Co. (The) 223,469
2,131 MP Materials Corp.* 34,565
109 NewMarket Corp. 58,323
25,891 Newmont Corp. 1,085,869
5,525 Nucor Corp. 932,896
2,969 Olin Corp. 159,613
2,125 Packaging Corp. of America 389,916
3,825 PPG Industries, Inc. 502,643
1,275 Reliance, Inc. 383,494
1,275 Royal Gold, Inc. 163,442
2,125 RPM International, Inc. 238,213
1,275 Sealed Air Corp. 49,559
850 Sherwin-Williams Co. (The) 258,230
1,700 Silgan Holdings, Inc. 80,325
2,125 Sonoco Products Co. 130,411
4,675 SSR Mining, Inc. (Canada) 24,964
3,400 Steel Dynamics, Inc. 455,158
5,100 United States Steel Corp. 195,585
2,273 Vulcan Materials Co. 581,365
850 Westlake Corp. 136,476
5,525 Westrock Co. 296,361
23,065,817
Real Estate – 4.4%
2,125 Agree Realty Corp. REIT 129,115
3,825 Alexandria Real Estate Equities,
Inc. REIT 455,175
7,231 American Homes 4 Rent, Class
A REIT 260,605
5,956 Americold Realty Trust, Inc.
REIT 158,847

GOLDMAN SACHS MARKETBETA
®
 RUSSELL 1000 VALUE EQUITY ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Real Estate – (continued)
3,400 Apartment Income REIT Corp.
REIT $ 131,750
3,225 AvalonBay Communities, Inc.
REIT 621,393
3,400 Boston Properties, Inc. REIT 206,278
6,800 Brixmor Property Group, Inc.
REIT 153,068
2,131 Camden Property Trust REIT 218,747
6,800 CBRE Group, Inc., Class A* 598,876
5,100 CoStar Group, Inc.* 398,667
3,400 Cousins Properties, Inc. REIT 78,642
8,506 Crown Castle, Inc. REIT 871,865
5,100 CubeSmart REIT 215,781
6,800 Digital Realty Trust, Inc. REIT 988,312
986 EastGroup Properties, Inc. REIT 162,867
1,700 EPR Properties REIT 69,768
1,000 Equinix, Inc. REIT 762,980
2,550 Equity LifeStyle Properties, Inc.
REIT 160,064
8,500 Equity Residential REIT 552,755
1,396 Essex Property Trust, Inc. REIT 362,667
4,675 Extra Space Storage, Inc. REIT 676,800
1,700 Federal Realty Investment Trust
REIT 171,615
2,975 First Industrial Realty Trust, Inc.
REIT 140,182
5,531 Gaming and Leisure Properties,
Inc. REIT 248,342
8,500 Healthcare Realty Trust, Inc.
REIT 137,955
15,871 Healthpeak Properties, Inc. REIT 315,833
2,131 Highwoods Properties, Inc. REIT 55,342
15,733 Host Hotels & Resorts, Inc.
REIT 282,250
850 Howard Hughes Holdings, Inc.* 56,355
13,608 Invitation Homes, Inc. REIT 473,422
3,400 Iron Mountain, Inc. REIT 274,346
1,108 Jones Lang LaSalle, Inc.* 223,894
2,550 Kilroy Realty Corp. REIT 85,502
13,626 Kimco Realty Corp. REIT 263,799
425 Lamar Advertising Co., Class
A REIT 50,197
13,139 Medical Properties Trust, Inc.
REIT 70,425
2,550 Mid-America Apartment
Communities, Inc. REIT 340,961
1,700 National Storage Affiliates Trust
REIT 62,186
425 NET Lease Office Properties
REIT 10,089
4,250 NNN REIT, Inc. REIT 177,522
5,106 Omega Healthcare Investors, Inc.
REIT 165,077
4,675 Park Hotels & Resorts, Inc. REIT 74,145
20,782 Prologis, Inc. REIT 2,296,203
1,522 Public Storage REIT 416,769
3,400 Rayonier, Inc. REIT 102,068
18,351 Realty Income Corp. REIT 973,704
3,831 Regency Centers Corp. REIT 235,223
Shares Description Value
aa
Common Stocks – (continued)
Real Estate – (continued)
4,675 Rexford Industrial Realty, Inc.
REIT $ 212,058
2,125 SBA Communications Corp.
REIT 417,945
5,525 Simon Property Group, Inc.
REIT 835,988
3,831 STAG Industrial, Inc. REIT 134,315
2,125 Sun Communities, Inc. REIT 250,729
6,800 UDR, Inc. REIT 262,616
8,925 Ventas, Inc. REIT 448,571
22,495 VICI Properties, Inc. REIT 645,831
3,825 Vornado Realty Trust REIT 93,789
4,675 W.P. Carey, Inc. REIT 263,670
12,397 Welltower, Inc. REIT 1,285,197
16,164 Weyerhaeuser Co. REIT 485,405
1,275 Zillow Group, Inc., Class A* 51,191
3,400 Zillow Group, Inc., Class C* 139,230
21,464,963
Utilities – 5.2%
5,950 AES Corp. (The) 128,461
5,531 Alliant Energy Corp. 284,791
5,950 Ameren Corp. 436,551
11,481 American Electric Power Co.,
Inc. 1,036,160
4,250 American Water Works Co., Inc. 555,772
3,400 Atmos Energy Corp. 394,128
1,700 Avangrid, Inc. 61,217
2,975 Brookfield Renewable Corp.,
Class A
(a)
93,831
14,033 CenterPoint Energy, Inc. 428,147
850 Clearway Energy, Inc., Class A 21,828
1,700 Clearway Energy, Inc., Class C 47,600
6,375 CMS Energy Corp. 401,179
7,650 Consolidated Edison, Inc. 723,308
7,225 Constellation Energy Corp. 1,569,631
18,658 Dominion Energy, Inc. 1,006,039
4,675 DTE Energy Co. 544,778
16,964 Duke Energy Corp. 1,756,961
8,500 Edison International 653,225
4,675 Entergy Corp. 525,891
5,525 Essential Utilities, Inc. 208,458
5,100 Evergy, Inc. 278,766
7,650 Eversource Energy 453,110
22,064 Exelon Corp. 828,503
12,325 FirstEnergy Corp. 496,205
2,550 Hawaiian Electric Industries, Inc. 28,024
1,275 IDACORP, Inc. 121,724
2,125 National Fuel Gas Co. 121,465
46,084 NextEra Energy, Inc. 3,687,642
9,350 NiSource, Inc. 271,711
5,100 NRG Energy, Inc. 413,100
4,256 OGE Energy Corp. 154,493
44,583 PG&E Corp. 826,569
2,550 Pinnacle West Capital Corp. 201,093
16,533 PPL Corp. 484,913
11,050 Public Service Enterprise Group,
Inc. 837,148
14,033 Sempra 1,080,962
24,197 Southern Co. (The) 1,939,148

GOLDMAN SACHS MARKETBETA
®
 RUSSELL 1000 VALUE EQUITY ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
**End swaps header**
Shares Description Value
aa
Common Stocks – (continued)
Utilities – (continued)
4,675 UGI Corp. $ 119,025
5,944 Vistra Corp. 588,932
7,225 WEC Energy Group, Inc. 585,442
12,325 Xcel Energy, Inc. 683,421
25,079,352
TOTAL COMMON STOCKS
(Cost $456,013,699)
481,585,887
Shares Dividend Rate Value
aa
Investment Company – 0.2%
(b)
Goldman Sachs Financial Square Treasury
Obligations Fund – Institutional Shares
963,971 5.180% 963,971
(Cost $963,971)
TOTAL INVESTMENTS BEFORE SECURITIES LENDING
REINVESTMENT VEHICLE
(Cost $456,977,670)
482,549,858
Shares Dividend Rate Value
a
Securities Lending Reinvestment Vehicle – 0.0%
(b)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
234,446 5.227% $ 234,446
(Cost $234,446)
TOTAL INVESTMENTS – 99.9%
(Cost $457,212,116)
$ 482,784,304
OTHER ASSETS IN EXCESS OF LIABILITIES
– 0.1%
675,452
NET ASSETS – 100.0%
$ 483,459,756
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) All or a portion of security is on loan.
(b) Represents an affiliated issuer.
Investment Abbreviations:
PLC — Public Limited Company
REIT — Real Estate Investment Trust
FUTURES CONTRACTS
— At May 31, 2024, the
Portfolio
had the following futures contracts:
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long position contracts:
E-Mini Russell 1000 Index 13 06/21/24 $ 1,132,430 $ 7,829

GOLDMAN SACHS MARKETBETA
®
U.S. EQUITY ETF
Schedule of Investments
May 31, 2024 (Unaudited)
Shares Description Value
aa
Common Stocks – 99.8%
Communication Services – 9.6%
284,654 Alphabet, Inc., Class A* $ 49,102,815
235,027 Alphabet, Inc., Class C* 40,885,297
342,399 AT&T, Inc. 6,238,510
4,603 Charter Communications, Inc.,
Class A* 1,321,613
190,575 Comcast Corp., Class A 7,628,717
12,960 Electronic Arts, Inc. 1,722,125
11,359 Fox Corp., Class A 391,090
6,200 Fox Corp., Class B 198,028
6,998 Live Nation Entertainment, Inc.* 655,992
105,504 Meta Platforms, Inc., Class A 49,252,432
20,236 Netflix, Inc.* 12,983,822
9,380 Omnicom Group, Inc. 871,965
28,418 Pinterest, Inc., Class A* 1,179,063
22,968 ROBLOX Corp., Class A* 772,184
30,419 Sirius XM Holdings, Inc.
(a)
85,782
49,563 Snap, Inc., Class A* 744,436
6,569 Spotify Technology SA* 1,949,548
8,035 Take-Two Interactive Software,
Inc.* 1,288,493
24,733 T-Mobile US, Inc. 4,327,286
21,182 Trade Desk, Inc. (The), Class A* 1,965,266
201,407 Verizon Communications, Inc. 8,287,898
87,546 Walt Disney Co. (The) 9,096,905
106,986 Warner Bros Discovery, Inc.* 881,565
5,956 Warner Music Group Corp.,
Class A 177,370
202,008,202
Consumer Discretionary – 9.8%
20,615 Airbnb, Inc., Class A* 2,987,732
431,182 Amazon.com, Inc.* 76,077,752
13,020 Aptiv PLC* 1,084,045
821 AutoZone, Inc.* 2,274,121
9,315 Best Buy Co., Inc. 790,098
1,627 Booking Holdings, Inc. 6,144,121
7,559 CarMax, Inc.* 531,095
47,695 Carnival Corp.* 719,241
1,310 Chipotle Mexican Grill, Inc.* 4,099,671
52,312 Coupang, Inc. (South Korea)* 1,189,575
14,357 D.R. Horton, Inc. 2,121,965
5,774 Darden Restaurants, Inc. 868,352
1,685 Domino's Pizza, Inc. 856,957
14,707 DoorDash, Inc., Class A* 1,619,388
22,200 DraftKings, Inc., Class A* 779,886
24,766 eBay, Inc. 1,342,813
6,357 Expedia Group, Inc.* 717,451
187,981 Ford Motor Co. 2,280,210
7,301 Garmin Ltd. 1,196,269
55,156 General Motors Co. 2,481,468
6,588 Genuine Parts Co. 949,594
12,060 Hilton Worldwide Holdings, Inc. 2,419,236
48,091 Home Depot, Inc. (The) 16,104,233
17,522 Las Vegas Sands Corp. 789,016
11,571 Lennar Corp., Class A 1,855,410
359 Lennar Corp., Class B 52,507
12,144 LKQ Corp. 522,556
27,403 Lowe’s Cos., Inc. 6,064,010
5,313 Lululemon Athletica, Inc.* 1,657,603
Shares Description Value
aa
Common Stocks – (continued)
Consumer Discretionary – (continued)
12,084 Marriott International, Inc.,
Class A $ 2,793,458
34,928 McDonald's Corp. 9,042,510
2,154 MercadoLibre, Inc. (Brazil)* 3,716,899
11,789 MGM Resorts International* 473,564
4,268 Mobileye Global, Inc., Class A
(Israel)* 109,517
58,409 NIKE, Inc., Class B 5,551,775
140 NVR, Inc.* 1,075,302
2,822 O'Reilly Automotive, Inc.* 2,718,320
10,093 PulteGroup, Inc. 1,184,111
15,998 Ross Stores, Inc. 2,235,880
10,564 Royal Caribbean Cruises Ltd.* 1,560,092
53,855 Starbucks Corp. 4,320,248
131,634 Tesla, Inc.* 23,441,383
55,019 TJX Cos., Inc. (The) 5,672,459
5,238 Tractor Supply Co. 1,494,349
2,327 Ulta Beauty, Inc.* 919,374
18,239 Yum China Holdings, Inc.
(China) 652,227
13,411 Yum! Brands, Inc. 1,843,074
209,380,917
Consumer Staples – 6.0%
85,474 Altria Group, Inc. 3,953,173
24,286 Archer-Daniels-Midland Co. 1,516,418
2,334 Brown-Forman Corp., Class A 106,897
14,639 Brown-Forman Corp., Class B 671,345
9,153 Campbell Soup Co. 406,210
11,685 Church & Dwight Co., Inc. 1,250,412
5,918 Clorox Co. (The) 778,572
186,381 Coca-Cola Co. (The) 11,728,956
39,724 Colgate-Palmolive Co. 3,692,743
22,749 Conagra Brands, Inc. 679,740
7,533 Constellation Brands, Inc., Class
A 1,884,983
21,185 Costco Wholesale Corp. 17,157,520
10,448 Dollar General Corp. 1,430,436
9,947 Dollar Tree, Inc.* 1,173,249
10,259 Estee Lauder Cos., Inc. (The),
Class A 1,265,550
27,179 General Mills, Inc. 1,868,556
7,041 Hershey Co. (The) 1,392,921
13,840 Hormel Foods Corp. 428,763
4,932 J M Smucker Co. (The) 550,608
12,399 Kellanova 748,156
83,025 Kenvue, Inc. 1,602,382
43,332 Keurig Dr Pepper, Inc. 1,484,121
16,123 Kimberly-Clark Corp. 2,149,196
37,753 Kraft Heinz Co. (The) 1,335,324
33,966 Kroger Co. (The) 1,778,799
12,034 McCormick & Co., Inc. 869,095
8,358 Molson Coors Beverage Co.,
Class B 458,102
65,059 Mondelez International, Inc.,
Class A 4,458,493
24,161 Monster Beverage Corp.* 1,254,439
65,953 PepsiCo, Inc. 11,403,274
74,281 Philip Morris International, Inc. 7,530,608
112,818 Procter & Gamble Co. (The) 18,563,074

GOLDMAN SACHS MARKETBETA
®
U.S. EQUITY ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Consumer Staples – (continued)
24,251 Sysco Corp. $ 1,765,958
22,078 Target Corp. 3,447,700
13,464 Tyson Foods, Inc., Class A 770,814
34,119 Walgreens Boots Alliance, Inc. 553,410
204,006 Walmart, Inc. 13,415,435
125,525,432
Energy – 3.8%
48,459 Baker Hughes Co. 1,622,407
11,116 Cheniere Energy, Inc. 1,753,994
82,350 Chevron Corp. 13,365,405
56,324 ConocoPhillips 6,560,619
35,693 Coterra Energy, Inc. 1,017,964
30,508 Devon Energy Corp. 1,497,333
8,152 Diamondback Energy, Inc. 1,624,367
27,954 EOG Resources, Inc. 3,481,671
217,701 Exxon Mobil Corp. 25,527,619
43,075 Halliburton Co. 1,580,852
13,270 Hess Corp. 2,044,907
93,846 Kinder Morgan, Inc. 1,829,059
17,297 Marathon Petroleum Corp. 3,054,823
33,430 Occidental Petroleum Corp. 2,089,375
27,833 ONEOK, Inc. 2,254,473
20,460 Phillips 66 2,907,571
68,167 Schlumberger NV 3,128,184
15,851 Valero Energy Corp. 2,490,826
58,272 Williams Cos., Inc. (The) 2,418,871
80,250,320
Financials – 12.9%
24,882 Aflac, Inc. 2,236,145
12,526 Allstate Corp. (The) 2,098,356
27,529 American Express Co. 6,606,960
32,574 American International Group,
Inc. 2,567,483
4,794 Ameriprise Financial, Inc. 2,093,108
9,393 Aon PLC, Class A 2,645,445
19,381 Apollo Global Management, Inc. 2,251,297
17,092 Arch Capital Group Ltd.* 1,754,152
8,335 Ares Management Corp., Class A 1,168,317
10,146 Arthur J Gallagher & Co. 2,570,286
331,922 Bank of America Corp. 13,273,561
36,067 Bank of New York Mellon Corp.
(The) 2,149,954
61,885 Berkshire Hathaway, Inc., Class
B* 25,645,144
7,097 BlackRock, Inc. 5,479,097
33,643 Blackstone, Inc. 4,053,982
26,379 Block, Inc.* 1,690,366
18,066 Capital One Financial Corp. 2,486,424
5,037 Cboe Global Markets, Inc. 871,351
66,131 Charles Schwab Corp. (The) 4,846,080
19,369 Chubb Ltd. 5,245,513
7,407 Cincinnati Financial Corp. 870,915
90,589 Citigroup, Inc. 5,644,601
22,239 Citizens Financial Group, Inc. 784,814
17,176 CME Group, Inc. 3,486,384
8,197 Coinbase Global, Inc., Class A* 1,851,866
3,339 Corpay, Inc.* 893,750
11,926 Discover Financial Services 1,462,843
Shares Description Value
aa
Common Stocks – (continued)
Financials – (continued)
1,593 Everest Group Ltd. $ 622,751
12,402 Fidelity National Financial, Inc. 624,565
27,551 Fidelity National Information
Services, Inc. 2,090,570
32,516 Fifth Third Bancorp 1,216,749
28,136 Fiserv, Inc.* 4,213,647
15,115 Franklin Resources, Inc. 356,714
12,283 Global Payments, Inc. 1,251,024
15,531 Goldman Sachs Group, Inc.
(The)
(b)
7,090,212
14,184 Hartford Financial Services
Group, Inc. (The) 1,467,335
68,847 Huntington Bancshares, Inc. 958,350
4,862 Interactive Brokers Group, Inc.,
Class A 611,251
27,121 Intercontinental Exchange, Inc. 3,631,502
138,915 JPMorgan Chase & Co. 28,148,346
44,663 KeyCorp 641,807
32,042 KKR & Co., Inc. 3,295,199
8,788 Loews Corp. 674,918
7,917 M&T Bank Corp. 1,200,217
631 Markel Group, Inc.* 1,035,843
23,654 Marsh & McLennan Cos., Inc. 4,910,097
40,167 Mastercard, Inc., Class A 17,957,461
28,991 MetLife, Inc. 2,098,079
7,593 Moody's Corp. 3,014,345
60,655 Morgan Stanley 5,934,485
3,716 MSCI, Inc. 1,840,089
16,349 Nasdaq, Inc. 965,081
9,783 Northern Trust Corp. 824,120
52,550 PayPal Holdings, Inc.* 3,310,125
19,070 PNC Financial Services Group,
Inc. (The) 3,001,427
11,280 Principal Financial Group, Inc. 925,411
27,967 Progressive Corp. (The) 5,906,071
17,470 Prudential Financial, Inc. 2,102,515
9,031 Raymond James Financial, Inc. 1,108,555
43,943 Regions Financial Corp. 850,297
6,215 Rocket Cos., Inc., Class A* 86,388
15,037 S&P Global, Inc. 6,428,468
14,417 State Street Corp. 1,089,781
19,385 Synchrony Financial 849,063
10,566 T. Rowe Price Group, Inc. 1,244,992
11,023 Travelers Cos., Inc. (The) 2,377,661
63,652 Truist Financial Corp. 2,402,863
70,852 US Bancorp 2,873,049
75,702 Visa, Inc., Class A 20,625,767
9,697 W R Berkley Corp. 785,748
171,298 Wells Fargo & Co. 10,264,176
4,943 Willis Towers Watson PLC 1,261,898
270,897,206
Health Care – 12.0%
82,904 Abbott Laboratories 8,471,960
84,538 AbbVie, Inc. 13,630,907
14,122 Agilent Technologies, Inc. 1,841,650
3,431 Align Technology, Inc.* 882,488
5,938 Alnylam Pharmaceuticals, Inc.* 881,377
25,516 Amgen, Inc. 7,804,069
31,210 Avantor, Inc.* 751,537

GOLDMAN SACHS MARKETBETA
®
U.S. EQUITY ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Health Care – (continued)
24,160 Baxter International, Inc. $ 823,614
13,892 Becton Dickinson & Co. 3,222,527
6,893 Biogen, Inc.* 1,550,511
8,874 BioMarin Pharmaceutical, Inc.* 666,171
69,878 Boston Scientific Corp.* 5,280,680
97,442 Bristol-Myers Squibb Co. 4,003,892
11,650 Cardinal Health, Inc. 1,156,495
8,063 Cencora, Inc. 1,826,834
25,533 Centene Corp.* 1,827,907
14,089 Cigna Group (The) 4,855,351
9,466 Cooper Cos., Inc. (The) 892,738
61,347 CVS Health Corp. 3,656,281
31,571 Danaher Corp. 8,107,433
18,505 Dexcom, Inc.* 2,197,839
28,805 Edwards Lifesciences Corp.* 2,502,866
11,319 Elevance Health, Inc. 6,095,055
40,499 Eli Lilly & Co. 33,222,950
17,456 GE HealthCare Technologies,
Inc. 1,361,568
59,680 Gilead Sciences, Inc. 3,835,634
9,397 HCA Healthcare, Inc. 3,192,631
11,163 Hologic, Inc.* 823,606
5,775 Humana, Inc. 2,068,143
3,943 IDEXX Laboratories, Inc.* 1,959,474
7,567 Illumina, Inc.* 789,087
8,924 Incyte Corp.* 515,718
16,690 Intuitive Surgical, Inc.* 6,711,383
8,533 IQVIA Holdings, Inc.* 1,869,495
115,341 Johnson & Johnson 16,917,064
4,059 Labcorp Holdings, Inc. 791,140
6,290 McKesson Corp. 3,582,721
63,731 Medtronic PLC 5,185,791
121,518 Merck & Co., Inc. 15,255,370
1,012 Mettler-Toledo International,
Inc.* 1,420,939
15,872 Moderna, Inc.* 2,262,554
270,463 Pfizer, Inc. 7,751,470
5,335 Quest Diagnostics, Inc. 757,410
4,949 Regeneron Pharmaceuticals,
Inc.* 4,850,812
6,949 ResMed, Inc. 1,433,787
17,990 Royalty Pharma PLC, Class A 493,106
4,713 STERIS PLC 1,050,433
15,153 Stryker Corp. 5,168,537
18,462 Thermo Fisher Scientific, Inc. 10,486,047
44,435 UnitedHealth Group, Inc. 22,011,766
7,047 Veeva Systems, Inc., Class A* 1,227,940
12,326 Vertex Pharmaceuticals, Inc.* 5,612,521
57,305 Viatris, Inc. 607,433
2,816 Waters Corp.* 869,862
3,536 West Pharmaceutical Services,
Inc. 1,171,866
9,995 Zimmer Biomet Holdings, Inc. 1,150,924
22,132 Zoetis, Inc. 3,752,702
253,092,066
Industrials – 8.1%
26,438 3M Co. 2,647,501
5,769 A O Smith Corp. 482,519
11,013 AMETEK, Inc. 1,867,585
Shares Description Value
aa
Common Stocks – (continued)
Industrials – (continued)
19,794 Automatic Data Processing, Inc. $ 4,847,946
26,709 Boeing Co. (The)* 4,743,785
5,613 Broadridge Financial Solutions,
Inc. 1,126,922
38,149 Carrier Global Corp. 2,410,635
24,367 Caterpillar, Inc. 8,248,717
4,140 Cintas Corp. 2,806,796
40,608 Copart, Inc.* 2,154,660
93,604 CSX Corp. 3,159,135
6,533 Cummins, Inc. 1,840,542
12,278 Deere & Co. 4,601,303
30,698 Delta Air Lines, Inc. 1,566,212
6,667 Dover Corp. 1,225,528
18,999 Eaton Corp. PLC 6,323,817
27,298 Emerson Electric Co. 3,061,744
5,825 Equifax, Inc. 1,347,847
6,851 Expeditors International of
Washington, Inc. 828,286
27,320 Fastenal Co. 1,802,574
10,835 FedEx Corp. 2,751,657
9,270 Ferguson PLC 1,907,210
16,814 Fortive Corp. 1,251,634
10,815 General Dynamics Corp. 3,242,013
52,207 General Electric Co. 8,621,464
31,224 Honeywell International, Inc. 6,313,181
14,525 Illinois Tool Works, Inc. 3,525,944
19,350 Ingersoll Rand, Inc. 1,800,517
3,936 J.B. Hunt Transport Services, Inc. 632,712
32,645 Johnson Controls International
PLC 2,347,502
9,050 L3Harris Technologies, Inc. 2,034,711
6,536 Leidos Holdings, Inc. 961,119
11,521 Lockheed Martin Corp. 5,418,787
10,399 Masco Corp. 727,098
10,810 Norfolk Southern Corp. 2,430,088
7,088 Northrop Grumman Corp. 3,195,058
9,142 Old Dominion Freight Line, Inc. 1,602,135
19,796 Otis Worldwide Corp. 1,963,763
24,705 PACCAR, Inc. 2,655,787
6,109 Parker-Hannifin Corp. 3,247,056
15,412 Paychex, Inc. 1,851,906
6,879 Quanta Services, Inc. 1,898,191
9,884 Republic Services, Inc. 1,830,418
5,492 Rockwell Automation, Inc. 1,414,355
14,214 Rollins, Inc. 649,438
63,559 RTX Corp. 6,852,296
2,491 Snap-on, Inc. 679,694
28,428 Southwest Airlines Co. 763,008
10,419 SS&C Technologies Holdings,
Inc. 646,499
7,255 Stanley Black & Decker, Inc. 632,418
9,082 Textron, Inc. 795,674
10,907 Trane Technologies PLC 3,571,606
2,472 TransDigm Group, Inc. 3,320,465
9,243 TransUnion 664,757
95,815 Uber Technologies, Inc.* 6,185,816
29,170 Union Pacific Corp. 6,791,359
15,648 United Airlines Holdings, Inc.* 829,188
34,722 United Parcel Service, Inc.,
Class B 4,823,927

GOLDMAN SACHS MARKETBETA
®
U.S. EQUITY ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Industrials – (continued)
3,213 United Rentals, Inc. $ 2,150,814
6,909 Verisk Analytics, Inc. 1,746,457
1,899 W.W. Grainger, Inc. 1,749,853
19,456 Waste Management, Inc. 4,099,963
8,528 Westinghouse Air Brake
Technologies Corp. 1,443,193
11,379 Xylem, Inc. 1,604,667
170,719,452
Information Technology – 31.1%
30,113 Accenture PLC, Class A 8,500,599
21,788 Adobe, Inc.* 9,690,431
76,602 Advanced Micro Devices, Inc.* 12,784,874
7,136 Akamai Technologies, Inc.* 658,225
5,513 Amdocs Ltd. 435,527
28,286 Amphenol Corp., Class A 3,744,218
24,151 Analog Devices, Inc. 5,663,168
4,140 ANSYS, Inc.* 1,314,243
709,602 Apple, Inc. 136,420,985
40,142 Applied Materials, Inc. 8,633,741
11,319 Arista Networks, Inc.* 3,369,100
4,577 ARM Holdings PLC ADR* 551,620
7,411 Atlassian Corp., Class A* 1,162,489
10,236 Autodesk, Inc.* 2,063,578
21,992 Broadcom, Inc. 29,217,472
12,933 Cadence Design Systems, Inc.* 3,702,847
6,443 CDW Corp. 1,440,784
195,250 Cisco Systems, Inc. 9,079,125
13,692 Cloudflare, Inc., Class A* 926,811
24,291 Cognizant Technology Solutions
Corp., Class A 1,606,850
36,810 Corning, Inc. 1,371,541
10,599 Crowdstrike Holdings, Inc.,
Class A* 3,324,588
12,509 Datadog, Inc., Class A* 1,378,242
14,206 Dell Technologies, Inc., Class C 1,982,589
6,345 Enphase Energy, Inc.* 811,526
2,692 EPAM Systems, Inc.* 478,988
1,172 Fair Isaac Corp.* 1,511,798
29,367 Fortinet, Inc.* 1,742,050
3,662 Gartner, Inc.* 1,536,832
29,678 Gen Digital, Inc. 736,905
3,635 GLOBALFOUNDRIES, Inc.* 178,115
61,658 Hewlett Packard Enterprise Co. 1,088,264
47,178 HP, Inc. 1,721,997
2,324 HubSpot, Inc.* 1,420,080
199,790 Intel Corp. 6,163,521
43,481 International Business Machines
Corp. 7,254,805
13,045 Intuit, Inc. 7,519,660
8,337 Keysight Technologies, Inc.* 1,154,508
6,561 KLA Corp. 4,983,276
6,270 Lam Research Corp. 5,846,399
41,034 Marvell Technology, Inc. 2,823,550
25,613 Microchip Technology, Inc. 2,490,352
52,255 Micron Technology, Inc. 6,531,875
351,273 Microsoft Corp. 145,823,960
3,340 MongoDB, Inc.* 788,440
8,011 Motorola Solutions, Inc. 2,923,294
9,839 NetApp, Inc. 1,184,911
Shares Description Value
aa
Common Stocks – (continued)
Information Technology – (continued)
113,631 NVIDIA Corp. $ 124,577,074
7,633 Okta, Inc.* 676,894
20,613 ON Semiconductor Corp.* 1,505,574
74,457 Oracle Corp. 8,725,616
94,383 Palantir Technologies, Inc., Class
A* 2,046,223
15,320 Palo Alto Networks, Inc.* 4,518,021
53,304 QUALCOMM, Inc. 10,876,681
5,095 Roper Technologies, Inc. 2,714,412
45,057 Salesforce, Inc. 10,563,163
9,236 Seagate Technology Holdings
PLC 861,165
9,744 ServiceNow, Inc.* 6,401,126
7,606 Skyworks Solutions, Inc. 704,772
15,122 Snowflake, Inc., Class A* 2,059,314
2,392 Super Micro Computer, Inc.* 1,876,548
7,244 Synopsys, Inc.* 4,062,435
14,768 TE Connectivity Ltd. 2,210,770
7,408 Teradyne, Inc. 1,044,084
43,297 Texas Instruments, Inc. 8,443,348
11,824 Trimble, Inc.* 658,360
4,173 VeriSign, Inc.* 727,437
15,304 Western Digital Corp.* 1,152,238
9,932 Workday, Inc., Class A* 2,100,121
2,448 Zebra Technologies Corp., Class
A* 764,608
12,162 Zoom Video Communications,
Inc., Class A* 746,017
4,213 Zscaler, Inc.* 716,041
656,470,795
Materials – 2.2%
10,487 Air Products and Chemicals, Inc. 2,796,883
5,606 Albemarle Corp. 687,240
69,164 Amcor PLC 703,398
14,839 Ball Corp. 1,030,272
5,314 Celanese Corp. 807,941
33,607 Corteva, Inc. 1,879,976
33,148 CRH PLC 2,710,180
33,860 Dow, Inc. 1,951,352
18,118 DuPont de Nemours, Inc. 1,488,575
12,090 Ecolab, Inc. 2,807,298
68,370 Freeport-McMoRan, Inc. 3,605,150
12,207 International Flavors &
Fragrances, Inc. 1,174,069
16,456 International Paper Co. 742,001
23,420 Linde PLC 10,199,878
12,199 LyondellBasell Industries NV,
Class A 1,212,825
2,955 Martin Marietta Materials, Inc. 1,690,496
55,160 Newmont Corp. 2,313,410
11,509 Nucor Corp. 1,943,295
4,249 Packaging Corp. of America 779,649
11,259 PPG Industries, Inc. 1,479,545
11,340 Sherwin-Williams Co. (The) 3,445,092
4,126 Southern Copper Corp. (Mexico) 489,467
6,353 Vulcan Materials Co. 1,624,907
47,562,899

GOLDMAN SACHS MARKETBETA
®
U.S. EQUITY ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Real Estate – 2.0%
7,453 Alexandria Real Estate Equities,
Inc. REIT $ 886,907
22,303 American Tower Corp. REIT 4,365,589
6,789 AvalonBay Communities, Inc.
REIT 1,308,105
14,821 CBRE Group, Inc., Class A* 1,305,285
19,416 CoStar Group, Inc.* 1,517,749
20,679 Crown Castle, Inc. REIT 2,119,597
14,938 Digital Realty Trust, Inc. REIT 2,171,089
4,472 Equinix, Inc. REIT 3,412,047
16,366 Equity Residential REIT 1,064,281
3,050 Essex Property Trust, Inc. REIT 792,360
10,007 Extra Space Storage, Inc. REIT 1,448,713
33,803 Healthpeak Properties, Inc. REIT 672,680
33,683 Host Hotels & Resorts, Inc.
REIT 604,273
27,399 Invitation Homes, Inc. REIT 953,211
13,857 Iron Mountain, Inc. REIT 1,118,121
5,561 Mid-America Apartment
Communities, Inc. REIT 743,561
44,153 Prologis, Inc. REIT 4,878,465
7,571 Public Storage REIT 2,073,167
41,197 Realty Income Corp. REIT 2,185,913
5,129 SBA Communications Corp.
REIT 1,008,772
15,517 Simon Property Group, Inc.
REIT 2,347,877
19,220 Ventas, Inc. REIT 965,997
49,472 VICI Properties, Inc. REIT 1,420,341
28,307 Welltower, Inc. REIT 2,934,587
35,021 Weyerhaeuser Co. REIT 1,051,681
43,350,368
Utilities – 2.3%
12,033 Alliant Energy Corp. 619,579
12,526 Ameren Corp. 919,033
25,192 American Electric Power Co.,
Inc. 2,273,578
9,315 American Water Works Co., Inc. 1,218,123
7,189 Atmos Energy Corp. 833,349
3,393 Avangrid, Inc. 122,182
30,214 CenterPoint Energy, Inc. 921,829
14,230 CMS Energy Corp. 895,494
16,523 Consolidated Edison, Inc. 1,562,250
15,153 Constellation Energy Corp. 3,291,989
40,025 Dominion Energy, Inc. 2,158,148
9,818 DTE Energy Co. 1,144,091
36,890 Duke Energy Corp. 3,820,697
18,335 Edison International 1,409,045
10,092 Entergy Corp. 1,135,249
10,864 Evergy, Inc. 593,826
16,678 Eversource Energy 987,838
47,563 Exelon Corp. 1,785,991
Shares Description Value
aa
Common Stocks – (continued)
Utilities – (continued)
26,052 FirstEnergy Corp. $ 1,048,853
96,884 NextEra Energy, Inc. 7,752,658
21,393 NiSource, Inc. 621,681
97,556 PG&E Corp. 1,808,688
35,312 PPL Corp. 1,035,701
23,892 Public Service Enterprise Group,
Inc. 1,810,058
30,148 Sempra 2,322,300
52,118 Southern Co. (The) 4,176,736
15,096 WEC Energy Group, Inc. 1,223,229
26,358 Xcel Energy, Inc. 1,461,551
48,953,746
TOTAL COMMON STOCKS
(Cost $1,763,199,958)
2,108,211,403
Shares Dividend Rate Value
aa
Investment Company – 0.1%
(b)
Goldman Sachs Financial Square Treasury
Obligations Fund – Institutional Shares
2,468,780 5.180% 2,468,780
(Cost $2,468,780)
TOTAL INVESTMENTS BEFORE SECURITIES LENDING
REINVESTMENT VEHICLE
(Cost $1,765,668,738)
2,110,680,183
a
Securities Lending Reinvestment Vehicle – 0.0%
(b)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
80,752 5.227% 80,752
(Cost $80,752)
TOTAL INVESTMENTS – 99.9%
(Cost $1,765,749,490)
$ 2,110,760,935
OTHER ASSETS IN EXCESS OF LIABILITIES
– 0.1%
2,329,473
NET ASSETS – 100.0%
$ 2,113,090,408
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) All or a portion of security is on loan.
(b) Represents an affiliated issuer.
Investment Abbreviations:
ADR — American Depositary Receipt
PLC — Public Limited Company
REIT — Real Estate Investment Trust

GOLDMAN SACHS MARKETBETA
®
U.S. EQUITY ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Additional Investment Information
**End swaps header**
FUTURES CONTRACTS
— At May 31, 2024, the
Portfolio
had the following futures contracts:
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long position contracts:
S&P 500 E-Mini Index 4 06/21/24 $ 1,059,100 $ 12,559

Goldman Sachs MarketBeta
®
ETFs
Schedule of Investments
May 31, 2024 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — The Funds’ valuation policy is to value investments at fair value.
Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:
Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable
(including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;
Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).
The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated the Adviser as the valuation designee to perform fair valuations pursuant to rule 2a-5 under the Investment Company Action of 1940 (“Valuation Designee”) GSAM has day-to-day
responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the
Valuation Procedures.
Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:
Equity Securities— Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by
GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.
Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2.
Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as either due to broker or receivable for collateral on certain derivatives contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Goldman Sachs MarketBeta
®
ETFs
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the last bid price for long positions and the last ask price for short positions on the exchange where they are principally traded. Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy.
Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.
i. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security.
Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.
Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying
Fund’s shareholder report.
Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.
Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of May 31,
2024:
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs MarketBeta
®
ETFs
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
MarketBeta
®
Emerging Markets Equity ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Africa $ 2,831,204 $ — $ —
Asia 95,063,228 2,304,116 —
Europe 987,069 — —
North America 2,906,622 — —
Oceania 14,089 — —
South America 4,836,248 1,466,273 —
Exchange-Traded Fund 295,693 — —
Investment Company 953,141 — —
Securities Lending Reinvestment Vehicle 430,908 — —
Total
$ 108,318,202 $ 3,770,389 $ —
€ 1.00 € 1.00 € 1.00
Derivative Type
Liabilities
Futures Contracts
(b)
$ (1,399) $ $ — $ —
€ 1.00 € 1.00 € 1.00
MarketBeta
®
International Equity ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Africa $ 1,758,601 $ — $ —
Asia 243,491,399 — —
Europe 427,578,784 2,864,629 —
North America 70,459,571 795,434 —
Oceania 63,901,438 — —
South America 655,664 — —
Investment Company 4,771,320 — —
Securities Lending Reinvestment Vehicle 2,082,863 — —
Total
$ 814,699,640 $ 3,660,063 $ —
€ 1.00 € 1.00 € 1.00
Derivative Type
Assets
Futures Contracts
(b)
$ 123,922 $ — $ $ —
1.00 € 1.00 € 1.00
MarketBeta
®
Russell 1000 Growth Equity ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Asia $ 631,422 $ — $ —
Europe 171 — —
North America 495,414,422 275,370 —
South America 459,552 — —
Investment Company 578,437 — —
Securities Lending Reinvestment Vehicle 13,787 — —
Total
$ 497,097,791 $ 275,370 $ —
€ 1.00 € 1.00 € 1.00
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs MarketBeta
®
ETFs
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
For further information regarding security characteristics, see the Schedules of Investments.
Derivative Type
Assets
Futures Contracts
(b)
$ 16,653 $ $ — $ $ —
€ 1.00 € 1.00 € 1.00
MarketBeta
®
Russell 1000 Value Equity ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Europe $ 256,349 $ — $ —
North America 481,008,972 — —
South America 320,566 — —
Investment Company 963,971 — —
Securities Lending Reinvestment Vehicle 234,446 — —
Total
$ 482,784,304 $ — $ —
€ 1.00 € 1.00 € 1.00
Derivative Type
Assets
Futures Contracts
(b)
$ 7,829 $ — $ $ —
1.00 € 1.00 € 1.00
MarketBeta
®
U.S. Equity ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Asia $ 1,951,319 $ — $ —
North America 2,102,543,185 — —
South America 3,716,899 — —
Investment Company 2,468,780 — —
Securities Lending Reinvestment Vehicle 80,752 — —
Total
$ 2,110,760,935 $ — $ —
€ 1.00 € 1.00 € 1.00
Derivative Type
Assets
Futures Contracts
(b)
$ 12,559 $ — $ $ —
1.00 € 1.00 € 1.00
(a)
Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table.
(b)
Amount shown represents unrealized gain (loss) at period end.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs MarketBeta
®
ETFs
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Securities Lending — The Funds may lend their securities through a securities lending agent, the Bank of New York Mellon
(“BNYM”), to certain qualified borrowers. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial
Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government
Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.
In the event of a default by a borrower with respect to any loan, BNYM may exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If BNYM is unable to purchase replacement securities, BNYM will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements, and the value of the collateral was at least equal to the value of the cash received. The amounts of the Funds’ overnight and continuous agreements, which represent the gross amounts of recognized liabilities for securities lending transactions outstanding as of November 30, 2023, are disclosed as “Payable upon return of securities loaned” on the Statements of Assets and Liabilities, where applicable.
The Funds’ risks include, but are not limited to, the following:
Calculation Methodology Risk — The Index relies on various sources of information to assess the criteria of issuers included in the
Index, (or a Reference Index if applicable) including fundamental information that may be based on assumptions and estimates. Neither the Fund, the Investment Adviser nor the Index Provider can offer assurances that the Index’s calculation methodology or sources of information will provide a correct valuation of securities, nor can they guarantee the availability or timeliness of the production of the
Index.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs MarketBeta
®
ETFs
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Depositary Receipts Risk — Foreign securities may trade in the form of depositary receipts, which include American Depositary
Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) (collectively “Depositary Receipts”). To the extent the Fund acquires
Depositary Receipts through banks which do not have a contractual relationship with the foreign issuer of the security underlying the Depositary Receipts to issue and service such unsponsored Depositary Receipts, there may be an increased possibility that the
Fund would not become aware of and be able to respond to corporate actions such as stock splits or rights offerings involving the foreign issuer in a timely manner. In addition, the lack of information may result in inefficiencies in the valuation of such instruments.
Investment in Depositary Receipts does not eliminate all the risks inherent in investing in securities of non-U.S. issuers. The market value of Depositary Receipts is dependent upon the market value of the underlying securities and fluctuations in the relative value of the currencies in which the Depositary Receipts and the underlying securities are quoted. The issuers of Depositary Receipts may discontinue issuing new Depositary Receipts and withdraw existing Depositary Receipts at any time, which may result in costs and delays in the distribution of the underlying assets to the Fund and may negatively impact the Fund’s performance.
Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions
(including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a
Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact the Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.
Geographic Risk — If the Fund focuses its investments in securities of issuers located in a particular country or geographic region, the Fund may be subjected, to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/
or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.
Index Risk — Solactive AG (the “Index Provider”) constructs each Fund’s Index in accordance with a rules-based methodology. A
Fund will be negatively affected by general declines in the securities and asset classes represented in its Index. In addition, because the Funds are not “actively” managed, unless a specific security is removed from an Index, a Fund generally would not sell a security because the security’s issuer was in financial trouble. Market disruptions and regulatory restrictions could have an adverse effect on a
Fund’s ability to adjust its exposure to the required levels in order to track the Index. A Fund also does not attempt to take defensive positions under any market conditions, including declining markets. Therefore, a Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers. The Index Provider relies on third party data it believes to be reliable in constructing each
Index, but it does not guarantee the accuracy or availability of such third party data. Errors in index data, index computation or the construction of an Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the applicable Fund and its shareholders.
In addition, neither a Fund, the Investment Adviser, the Calculation Agent nor the Index Provider can guarantee the availability or timeliness of the production of the Index.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs MarketBeta
®
ETFs
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Industry Concentration Risk — In following its methodology, an Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or group of industries. To the extent that an Index concentrates in the securities of issuers in a particular industry or group of industries, the Fund also will concentrate its investments to approximately the same extent. By concentrating its investments in an industry or group of industries, the applicable Fund may face more risks than if it were diversified broadly over numerous industries or groups of industries. If an Index is not concentrated in a particular industry or group of industries, the applicable Fund will not concentrate in a particular industry or group of industries.
Large Shareholder Transactions Risk — Certain shareholders, including other funds advised by the Investment Adviser, may from time to time own a substantial amount of the Fund’s Shares. In addition, a third party investor, the Investment Adviser or an affiliate of the Investment Adviser, an authorized participant, a lead market maker, or another entity (i.e., a seed investor) may invest in the
Fund and hold its investment solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specificed size or scale. Any such investment may be held for a limited period of time. There can be no assurance that any large shareholder would not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the Fund, including on the Fund’s liquidity. In addition, transactions by large shareholders may account for a large percentage of the trading volume on Cboe BZX
Exchange, Inc. and may, therefore, have a material upward or downward effect on the market price of the Shares.
Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Market Trading Risk — Each Fund faces numerous market trading risks, including disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for Shares. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses. The Investment Adviser cannot predict whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of a Fund’s Index trading individually or in the aggregate at any point in time.
Mid-Cap Risk — Investments in mid-capitalization companies involve greater risks than those associated with larger, more established companies. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks.
Tracking Error Risk — Tracking error is the divergence of a Fund’s performance from that of its Index. The performance of a Fund may diverge from that of its Index for a number of reasons. Tracking error may occur because of transaction costs, a Fund’s holding of cash, differences in accrual of dividends, changes to its Index or the need to meet new or existing regulatory requirements. Unlike a
Fund, the returns of an Index are not reduced by investment and other operating expenses, including the trading costs associated with implementing changes to its portfolio of investments. Tracking error risk may be heightened during times of market volatility or other unusual market conditions.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)